UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: The Royce Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 95.7%

Consumer Discretionary – 14.6%
Auto Components - 1.2%
Dorman Products	336,600	$16,678,530
Drew Industries	656,788	29,910,126
Gentex Corporation	775,685	19,849,779
Spartan Motors	151,800	921,426
Strattec Security	150,000	5,752,500
Superior Industries International	488,000	8,701,040

		81,813,401

Automobiles - 1.2%
Thor Industries	923,750	53,614,450
Winnebago Industries [1]	1,165,050	30,244,698

		83,859,148

Distributors - 0.4%
Pool Corporation	261,400	14,672,382
Weyco Group [2]	590,500	16,722,960

		31,395,342

Diversified Consumer Services - 0.7%
American Public Education [1]	4,300	162,540
Capella Education [1]	35,926	2,031,975
Corinthian Colleges [1,3]	100,000	219,000
LifeLock [1,3]	2,500	37,075
Lincoln Educational Services	76,300	351,743
Sotheby’s	735,200	36,120,376
Strayer Education [1,3]	4,000	166,080
Universal Technical Institute	768,700	9,324,331

		48,413,120

Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms	12,000	687,240
CEC Entertainment	140,600	6,447,916

		7,135,156

Household Durables - 2.4%
Ethan Allen Interiors	1,097,998	30,601,204
Garmin	9,700	438,343
Harman International Industries	301,100	19,941,853
La-Z-Boy	689,500	15,658,545
Lifetime Brands	294,007	4,495,367
Mohawk Industries [1]	239,000	31,129,750
Natuzzi ADR [1]	2,096,300	3,773,340
NVR [1]	58,703	53,959,211
Skyline Corporation [1]	183,400	911,498
Stanley Furniture [1,2]	1,002,235	3,718,292

		164,627,403

Leisure Equipment & Products - 0.1%
Arctic Cat	43,836	2,500,844
Callaway Golf	250,000	1,780,000
LeapFrog Enterprises Cl. A [1,3]	81,800	770,556
Smith & Wesson Holding Corporation [1,3]	7,200	79,128

		5,130,528

Media - 1.3%
DreamWorks Animation SKG Cl. A [1,3]	483,600	13,763,256
Morningstar	496,300	39,336,738
Rentrak Corporation [1]	293,165	9,563,042
Saga Communications Cl. A	138,471	6,145,343
Scholastic Corporation	393,900	11,285,235
Wiley (John) & Sons Cl. A	177,100	8,445,899
World Wrestling Entertainment Cl. A	137,989	1,403,348

		89,942,861

Multiline Retail - 0.1%
Dollar Tree [1]	9,000	514,440
Sears Holdings [1,3]	40,000	2,385,600
Tuesday Morning [1]	370,000	5,649,900

		8,549,940

Specialty Retail - 5.0%
Advance Auto Parts	5,500	454,740
American Eagle Outfitters	1,542,591	21,580,848
America’s Car-Mart [1,2]	500,900	22,595,599
Ascena Retail Group [1]	2,314,349	46,124,975
Buckle (The)	664,904	35,938,061
Cato Corporation (The) Cl. A	1,393,513	38,990,494
Christopher & Banks [1]	135,252	975,167
Destination Maternity	92,600	2,944,680
GameStop Corporation Cl. A	527,100	26,170,515
Genesco [1]	104,200	6,833,436
Guess?	608,714	18,170,113
Jos. A. Bank Clothiers [1]	604,679	26,581,689
Kirkland’s [1]	2,800	51,632
Le Chateau Cl. A [1]	685,000	2,467,210
Monro Muffler Brake	307,200	14,281,728
Penske Automotive Group	389,200	16,630,516
Pier 1 Imports	963,600	18,809,472
Ross Stores	5,500	400,400
Shoe Carnival [2]	1,053,098	28,444,177
Stage Stores	11,300	216,960
Stein Mart	1,158,254	15,891,245
Williams-Sonoma	900	50,580

		344,604,237

Textiles, Apparel & Luxury Goods - 2.1%
Barry (R.G.)	221,708	4,192,498
Columbia Sportswear	256,387	15,442,189
Crocs [1]	1,617,320	22,011,725
Crown Crafts	357,400	2,573,280
Deckers Outdoor [1]	383,996	25,313,016
G-III Apparel Group [1]	611,557	33,384,897
Gildan Activewear	8,400	390,096
Movado Group	105,000	4,593,750
Steven Madden [1]	401,995	21,639,391
Vera Bradley [1,3]	876,280	18,016,317
Wolverine World Wide	2,000	116,460

		147,673,619

Total		1,013,144,755

Consumer Staples – 1.6%
Food & Staples Retailing - 0.1%
Village Super Market Cl. A	146,026	5,551,908

Food Products - 0.6%
Amira Nature Foods [1,3]	144,916	1,875,213
Armanino Foods of Distinction [4]	20,000	33,800
Calavo Growers	65,277	1,973,977
Cal-Maine Foods	205,521	9,885,560
Farmer Bros. [1]	50,700	763,542
Industrias Bachoco ADR	112,586	4,443,769
Sanderson Farms	366,900	23,936,556
SunOpta [1]	160,700	1,562,004

		44,474,421

Household Products - 0.2%
Harbinger Group [1]	1,009,600	10,469,552
Orchids Paper Products	44,900	1,242,383

		11,711,935

Personal Products - 0.7%
Inter Parfums	662,036	19,854,460
Nu Skin Enterprises Cl. A	201,085	19,251,878
Nutraceutical International	312,500	7,418,750

		46,525,088

Total		108,263,352

Energy – 7.4%
Energy Equipment & Services - 6.5%
Atwood Oceanics [1]	303,516	16,705,521
C&J Energy Services [1,3]	121,977	2,449,298
CARBO Ceramics	255,200	25,292,872
Ensign Energy Services	1,710,100	29,286,116
Exterran Holdings [1]	777,700	21,441,189
Helmerich & Payne	883,617	60,925,392
ION Geophysical [1,3]	816,700	4,246,840
Matrix Service [1]	1,165,743	22,871,878
Newpark Resources [1]	130,700	1,654,662
Oil States International [1]	609,126	63,020,176
Pason Systems	2,320,700	51,165,571
Patterson-UTI Energy	419,800	8,975,324
Rowan Companies Cl. A [1]	9,000	330,480
RPC	1,280,475	19,808,948
SEACOR Holdings	418,336	37,834,308
Superior Energy Services [1]	152,500	3,818,600
Tidewater	82,000	4,861,780
Trican Well Service	1,220,200	16,596,284
Unit Corporation [1]	1,287,037	59,834,350
Willbros Group [1]	90,000	826,200

		451,945,789

Oil, Gas & Consumable Fuels - 0.9%
Cimarex Energy	325,500	31,378,200
Harvest Natural Resources [1,3]	13,000	69,550
SM Energy	229,100	17,684,229
Sprott Resource	2,688,200	7,568,351
VAALCO Energy [1]	208,700	1,164,546

		57,864,876

Total		509,810,665

Financials – 9.5%
Capital Markets - 4.7%
Affiliated Managers Group [1]	165,400	30,208,656
Alaris Royalty	5,600	194,631
AllianceBernstein Holding L.P.	1,635,760	32,486,194
ASA Gold and Precious Metals	63,000	834,750
Cohen & Steers	584,563	20,640,919
Cowen Group [1]	2,152,377	7,425,701
Diamond Hill Investment Group	136,350	14,582,632
Federated Investors Cl. B	2,176,682	59,118,683
Financial Engines	97,000	5,765,680
GFI Group	580,000	2,291,000
INTL FCStone [1]	61,217	1,251,888
Lazard Cl. A	1,110,127	39,986,774
Manning & Napier Cl. A	677,292	11,297,231
MVC Capital	263,600	3,442,616
Oppenheimer Holdings Cl. A	25,000	444,250
SEI Investments	1,449,400	44,800,954
Sprott	2,687,500	7,305,471
Waddell & Reed Financial Cl. A	467,127	24,047,698
Westwood Holdings Group	369,035	17,732,132
WisdomTree Investments [1]	87,500	1,015,875

		324,873,735

Commercial Banks - 0.2%
City Holding Company	314,670	13,606,331

Diversified Financial Services - 0.3%
PICO Holdings [1]	1,036,684	22,454,575

Insurance - 3.1%
Alleghany Corporation [1]	14,830	6,075,109
Allied World Assurance Company Holdings	154,636	15,369,272
Aspen Insurance Holdings	234,538	8,511,384
Baldwin & Lyons Cl. B	290,700	7,087,266
Brown & Brown	695,100	22,312,710
E-L Financial	47,000	29,704,383
Enstar Group [1]	5,000	683,000
Erie Indemnity Cl. A	293,500	21,269,945
Gallagher (Arthur J.) & Co.	306,500	13,378,725
Greenlight Capital Re Cl. A [1]	607,710	17,283,272
PartnerRe	214,181	19,606,129
Platinum Underwriters Holdings	40,000	2,389,200
ProAssurance Corporation	40,400	1,820,424
Reinsurance Group of America	489,621	32,799,711
RLI Corp.	65,231	5,702,494
Stewart Information Services	216,600	6,929,034
Validus Holdings	80,000	2,958,400

		213,880,458

Real Estate Management & Development - 0.6%
AV Homes [1]	9,500	165,870
E-House China Holdings ADR	235,903	2,163,231
Forestar Group [1]	50,000	1,076,500
Jones Lang LaSalle	306,100	26,722,530
St. Joe Company (The) [1,3]	105,000	2,060,100
Tejon Ranch [1]	223,354	6,888,237

		39,076,468

Thrifts & Mortgage Finance - 0.6%
BofI Holding [1,3]	36,700	2,380,362
Doral Financial [1]	10,730	204,728
Genworth MI Canada	1,148,950	32,314,045
TrustCo Bank Corp. NY	1,551,451	9,246,648

		44,145,783

Total		658,037,350

Health Care – 6.7%
Biotechnology - 0.4%
Amicus Therapeutics [1,3]	72,000	167,040
Idenix Pharmaceuticals [1,3]	150,000	781,500
Lexicon Pharmaceuticals [1]	1,522,400	3,608,088
Myriad Genetics [1]	994,600	23,373,100
Synthetic Biologics [1,3]	177,100	297,528
ZIOPHARM Oncology [1,3]	128,000	505,600

		28,732,856

Health Care Equipment & Supplies - 1.8%
Abaxis	300	12,630
Analogic Corporation	313,700	25,924,168
Atrion Corporation	3,719	962,403
Cerus Corporation [1,3]	21,300	142,923
CryoLife	83,027	581,189
DENTSPLY International	11,900	516,579
Exactech [1]	59,800	1,204,970
Haemonetics [1]	224,100	8,937,108
ICU Medical [1]	15,000	1,018,950
IDEXX Laboratories [1,3]	244,200	24,334,530
Invacare Corporation	82,200	1,419,594
Medical Action Industries [1]	304,262	2,020,300
Merit Medical Systems [1]	534,586	6,484,528
STERIS Corporation	521,700	22,412,232
SurModics [1]	346,900	8,249,282
Symmetry Medical [1]	11,900	97,104
TearLab Corporation [1,3]	6,300	69,678
Teleflex	60,000	4,936,800
Thoratec Corporation [1]	348,300	12,988,107
Trinity Biotech ADR Cl. A	89,800	1,954,048

		124,267,123

Health Care Providers & Services - 2.2%
Almost Family	34,147	663,476
Chemed Corporation	266,260	19,037,590
Cross Country Healthcare [1]	240,700	1,458,642
HealthSouth Corporation	773,500	26,670,280
Landauer	461,398	23,646,648
Magellan Health Services [1]	284,822	17,077,927
MEDNAX [1]	135,017	13,555,707
Owens & Minor	744,000	25,734,960
Psychemedics Corporation	70,200	930,150
Schein (Henry) [1]	2,400	248,880
U.S. Physical Therapy [2]	674,362	20,959,171
VCA Antech [1]	49,950	1,371,627

		151,355,058

Health Care Technology - 0.0%
Computer Programs and Systems	5,000	292,500

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories Cl. A [1]	106,212	12,486,282
Covance [1]	323,000	27,926,580
Furiex Pharmaceuticals [1]	43,625	1,919,064
ICON [1]	210,200	8,603,486
Mettler-Toledo International [1]	152,300	36,565,707
PAREXEL International [1]	270,000	13,562,100
PerkinElmer	795,420	30,027,105
Techne Corporation	323,800	25,923,428

		157,013,752

Total		461,661,289

Industrials – 25.1%
Aerospace & Defense - 1.9%
AeroVironment [1]	31,900	736,890
American Science & Engineering	57,305	3,456,064
Astronics Corporation [1]	25,720	1,278,541
CPI Aerostructures [1,3]	125,391	1,453,282
Cubic Corporation	361,463	19,403,334
Curtiss-Wright	269,420	12,651,963
HEICO Corporation	822,828	55,738,369
HEICO Corporation Cl. A	151,952	7,618,873
Kratos Defense & Security Solutions [1]	95,578	791,386
Orbital Sciences [1]	100,000	2,118,000
Teledyne Technologies [1]	280,100	23,788,893

		129,035,595

Air Freight & Logistics - 1.1%
Expeditors International of Washington	12,400	546,344
Forward Air	864,500	34,882,575
Hub Group Cl. A [1]	247,500	9,709,425
Pacer International [1]	817,040	5,057,478
UTi Worldwide [1,3]	1,596,100	24,117,071
XPO Logistics	600	13,002

		74,325,895

Building Products - 1.6%
AAON	1,225,575	32,551,272
American Woodmark [1]	410,774	14,233,319
Gibraltar Industries [1]	615,120	8,771,611
Insteel Industries	233,708	3,762,699
Owens Corning [1]	383,800	14,576,724
Simpson Manufacturing	1,064,000	34,654,480
WaterFurnace Renewable Energy	114,000	2,407,165

		110,957,270

Commercial Services & Supplies - 2.6%
Brink’s Company (The)	872,900	24,703,070
Copart [1]	969,352	30,815,700
Healthcare Services Group	677,275	17,446,604
Heritage-Crystal Clean [1]	302,756	5,455,663
InnerWorkings [1]	1,800	17,676
Mine Safety Appliances	303,700	15,673,957
Ritchie Bros. Auctioneers	1,653,900	33,375,702
Team [1]	838,148	33,316,383
Tetra Tech [1]	289,040	7,483,245
UniFirst Corporation	77,097	8,050,469
Viad Corporation	203,666	5,081,467

		181,419,936

Construction & Engineering - 1.1%
Ameresco Cl. A [1]	173,700	1,740,474
Chicago Bridge & Iron	23,000	1,558,710
Comfort Systems USA	553,491	9,304,184
EMCOR Group	732,200	28,650,986
Foster Wheeler [1]	15,000	395,100
Jacobs Engineering Group [1]	7,400	430,532
KBR	973,600	31,778,304
Layne Christensen [1]	94,100	1,878,236
MYR Group [1]	40,400	981,720
Pike Electric	61,558	696,836
Sterling Construction [1]	244,671	2,263,207

		79,678,289

Electrical Equipment - 2.4%
AZZ	215,958	9,040,002
Brady Corporation Cl. A	654,700	19,968,350
Capstone Turbine [1,3]	4,200	4,956
Encore Wire	327,079	12,899,996
EnerSys	104,600	6,341,898
Franklin Electric	971,600	38,281,040
Global Power Equipment Group	683,905	13,753,329
GrafTech International [1,3]	2,052,204	17,341,124
Powell Industries [1]	408,831	25,057,252
Preformed Line Products [2]	311,088	22,376,560

		165,064,507

Industrial Conglomerates - 0.4%
Raven Industries	814,270	26,634,772

Machinery - 7.5%
Alamo Group	344,941	16,871,064
Astec Industries	39,212	1,410,063
Briggs & Stratton	252,600	5,082,312
Chart Industries [1]	19,500	2,399,280
CIRCOR International	310,852	19,328,777
CLARCOR	544,700	30,247,191
Columbus McKinnon [1]	171,050	4,110,331
Donaldson Company	788,000	30,046,440
Foster (L.B.) Company	126,598	5,790,593
Gorman-Rupp Company	49,733	1,995,288
Graco	567,849	42,054,897
Graham Corporation	95,248	3,441,310
Hurco Companies	30,552	790,075
IDEX Corporation	343,500	22,413,375
Kadant	82,200	2,761,098
Kennametal	999,451	45,574,966
Lincoln Electric Holdings	564,227	37,588,803
Lindsay Corporation	27,300	2,228,226
Miller Industries	81,510	1,384,040
Nordson Corporation	379,400	27,935,222
Proto Labs [1,3]	75,110	5,737,653
RBC Bearings [1]	657,100	43,296,319
Standex International	33,600	1,995,840
Sun Hydraulics	567,100	20,557,375
Tennant Company	562,000	34,844,000
Valmont Industries	295,500	41,047,905
WABCO Holdings [1]	463,200	39,029,232
Wabtec Corporation	503,422	31,650,141

		521,611,816

Marine - 0.1%
Kirby Corporation [1]	106,800	9,243,540

Professional Services - 3.5%
Acacia Research	654,376	15,089,910
Advisory Board (The) [1]	743,600	44,229,328
Barrett Business Services	160,800	10,823,448
Corporate Executive Board	470,800	34,189,496
CRA International [1]	490,343	9,130,187
Exponent	284,439	20,434,098
GP Strategies [1]	99,815	2,617,149
Heidrick & Struggles International	41,632	793,506
Huron Consulting Group [1]	7,400	389,314
Kforce	6,700	118,523
Korn/Ferry International [1]	50,000	1,070,000
ManpowerGroup	392,630	28,559,906
On Assignment [1]	85,000	2,805,000
Resources Connection	8,800	119,416
Robert Half International	408,000	15,924,240
Towers Watson & Company Cl. A	497,600	53,223,296
TrueBlue [1]	277,200	6,655,572

		246,172,389

Road & Rail - 1.0%
Knight Transportation	418,200	6,908,664
Landstar System	571,800	32,009,364
Marten Transport	56,250	964,688
Patriot Transportation Holding [1]	254,400	8,606,352
Universal Truckload Services	685,784	18,283,001

		66,772,069

Trading Companies & Distributors - 1.5%
Air Lease Cl. A	594,800	16,452,168
Applied Industrial Technologies	936,890	48,249,835
Houston Wire & Cable	22,700	305,769
MSC Industrial Direct Cl. A	454,100	36,941,035

		101,948,807

Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings [1]	1,243,787	26,032,462

Total		1,738,897,347

Information Technology – 19.9%
Communications Equipment - 1.5%
ADTRAN	1,120,915	29,861,176
Bel Fuse Cl. B	25,937	452,341
Black Box	142,502	4,366,261
BlackBerry [1,3]	50,000	397,500
CalAmp Corporation [1]	77,000	1,357,510
Digi International [1]	388,644	3,890,326
Emulex Corporation [1]	50,000	388,000
Finisar Corporation [1]	74,000	1,674,620
Harmonic [1]	150,000	1,153,500
KVH Industries [1]	4,000	55,200
NETGEAR [1]	1,259,318	38,862,554
Oplink Communications [1]	68,467	1,288,549
Plantronics	359,202	16,541,252
Polycom [1]	65,000	709,800
Sierra Wireless [1,3]	5,800	94,946
Symmetricom [1]	10,400	50,128
TESSCO Technologies	148,700	5,011,190

		106,154,853

Computers & Peripherals - 0.8%
Diebold	863,500	25,352,360
Intevac [1]	20,000	117,200
Qumu Corporation [1]	153,000	1,898,730
Stratasys [1,3]	289,335	29,298,062
Western Digital	7,700	488,180

		57,154,532

Electronic Equipment, Instruments & Components - 7.6%
Agilysys [1]	10,000	119,200
Anixter International [1]	371,064	32,527,470
Avnet	8,300	346,193
AVX Corporation	1,466,821	19,259,360
Badger Meter	273,514	12,718,401
Benchmark Electronics [1]	918,700	21,029,043
Cognex Corporation	1,126,390	35,323,590
Coherent	667,400	41,011,730
Dolby Laboratories Cl. A	763,150	26,336,307
DTS [1]	905,029	19,005,609
Electro Rent	77,074	1,398,122
Fabrinet [1,2]	1,747,113	29,421,383
FARO Technologies [1]	378,900	15,978,213
FEI Company	12,750	1,119,450
FLIR Systems	922,600	28,969,640
Hollysys Automation Technologies [1]	182,500	2,728,375
IPG Photonics	627,230	35,319,321
Key Tronic [1,2]	697,735	7,179,693
Littelfuse	40,795	3,190,985
LRAD Corporation [1,3]	600,744	871,079
Maxwell Technologies [1]	73,023	663,049
Mercury Systems [1]	10,900	108,891
Methode Electronics	19,600	548,800
MTS Systems	461,275	29,683,046
National Instruments	1,331,800	41,192,574
Newport Corporation [1]	1,536,722	24,018,965
Park Electrochemical	32,200	922,530
Plexus Corporation [1]	788,200	29,321,040
Pulse Electronics [1,3]	223,173	870,375
Richardson Electronics	118,551	1,347,925
Rofin-Sinar Technologies [1]	895,538	21,680,975
Rogers Corporation [1]	130,478	7,760,831
TTM Technologies [1]	300,000	2,925,000
Vishay Intertechnology [1]	2,149,609	27,708,460
Vishay Precision Group [1]	11,200	162,960
Zygo Corporation [1]	34,900	557,702

		523,326,287

Internet Software & Services - 0.5%
Active Network [1]	1,502,700	21,503,637
CoStar Group [1]	25,000	4,197,500
Dealertrack Technologies [1]	1,700	72,828
E2open [1]	4,100	91,840
RealNetworks [1]	93,450	799,932
Responsys [1]	150,000	2,475,000
Stamps.com [1]	24,150	1,109,209
Support.com [1]	216,199	1,178,285
United Online	202,800	1,618,344
Xoom Corporation [1]	2,700	85,887

		33,132,462

IT Services - 2.8%
Computer Task Group	283,301	4,578,144
Convergys Corporation	959,531	17,991,206
CoreLogic [1]	319,000	8,628,950
Fiserv [1]	2,500	252,625
Forrester Research	312,400	11,483,824
Hackett Group	665,396	4,744,273
Innodata [1,3]	140,152	362,994
ManTech International Cl. A	967,670	27,830,189
MAXIMUS	733,200	33,023,328
MoneyGram International [1]	1,061,539	20,784,934
Sapient Corporation [1]	1,980,000	30,828,600
ServiceSource International [1]	815,761	9,854,393
Sykes Enterprises [1]	199,902	3,580,245
Syntel [1]	197,700	15,835,770
Virtusa Corporation [1]	4,100	119,146

		189,898,621

Office Electronics - 0.3%
Zebra Technologies Cl. A [1]	519,439	23,650,058

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries [1]	659,914	11,561,693
Aixtron ADR [1]	468,426	7,944,505
Amtech Systems [1]	149,000	1,087,700
Analog Devices	3,900	183,495
ATMI [1]	376,748	9,991,357
Cabot Microelectronics [1]	424,000	16,332,480
Cirrus Logic [1,3]	375,500	8,516,340
Diodes [1]	1,248,300	30,583,350
Entegris [1]	260,500	2,644,075
Entropic Communications [1]	121,953	534,154
Exar Corporation [1]	824,441	11,055,754
Fairchild Semiconductor International [1]	1,086,000	15,084,540
Integrated Device Technology [1]	300,000	2,826,000
Integrated Silicon Solution [1]	424,633	4,624,253
International Rectifier [1]	920,900	22,810,693
IXYS Corporation	1,135,022	10,952,962
Kulicke & Soffa Industries [1]	139,400	1,610,070
LTX-Credence Corporation [1]	92,900	611,282
Micrel	1,080,800	9,846,088
MKS Instruments	877,400	23,330,066
Nanometrics [1]	298,571	4,812,964
OmniVision Technologies [1]	301,700	4,619,027
Photronics [1]	223,760	1,752,041
RDA Microelectronics ADR	105,133	1,607,484
Rudolph Technologies [1]	101,722	1,159,631
Silicon Motion Technology ADR	138,800	1,812,728
Skyworks Solutions [1]	15,700	389,988
STR Holdings [1,3]	90,000	200,700
Supertex	334,000	8,463,560
Teradyne [1,3]	1,128,996	18,651,014
Tessera Technologies	58,500	1,131,975
TriQuint Semiconductor [1]	284,466	2,312,709
Veeco Instruments [1]	286,600	10,670,118

		249,714,796

Software - 2.8%
Accelrys [1]	70,000	690,200
ACI Worldwide [1]	469,900	25,402,794
Actuate Corporation [1]	213,572	1,569,754
American Software Cl. A	183,424	1,566,441
ANSYS [1]	442,100	38,250,492
Blackbaud	677,991	26,468,769
Envivio [1]	150,098	471,308
FactSet Research Systems	110,900	12,099,190
Fair Isaac	506,900	28,021,432
Manhattan Associates [1]	399,149	38,098,772
MICROS Systems [1]	1,300	64,922
Monotype Imaging Holdings	669,700	19,193,602
Rovi Corporation [1]	123,000	2,357,910
Silver Spring Networks [1,3]	1,000	17,330

		194,272,916

Total		1,377,304,525

Materials – 8.2%
Chemicals - 2.9%
Balchem Corporation	305,000	15,783,750
Cabot Corporation	441,900	18,873,549
Hawkins	29,617	1,117,746
Innophos Holdings	326,175	17,215,516
Innospec	783,280	36,547,845
Intrepid Potash	68,000	1,066,240
KMG Chemicals	66,600	1,464,534
LSB Industries [1]	100,339	3,364,367
Minerals Technologies	262,932	12,980,953
OM Group [1]	106,100	3,584,058
Quaker Chemical	389,088	28,422,878
Schulman (A.)	269,690	7,945,067
Stepan Company	315,814	18,231,942
Westlake Chemical	325,300	34,045,898

		200,644,343

Construction Materials - 0.1%
Ash Grove Cement [4]	50,018	9,453,402

Containers & Packaging - 0.6%
AptarGroup	221,700	13,330,821
Greif Cl. A	536,468	26,303,026
UFP Technologies [1]	45,198	1,029,159

		40,663,006

Metals & Mining - 4.1%
Agnico Eagle Mines	30,000	794,100
Allegheny Technologies	613,046	18,710,164
Carpenter Technology	42,900	2,492,919
Commercial Metals	338,700	5,740,965
Compass Minerals International	182,726	13,936,512
Franco-Nevada Corporation	46,200	2,091,012
Geodrill [1]	497,300	453,825
Globe Specialty Metals	1,431,803	22,064,084
Haynes International	582,804	26,418,505
Hecla Mining	188,300	591,262
Horsehead Holding Corporation [1]	602,330	7,505,032
Major Drilling Group International	2,228,500	16,031,440
Olympic Steel	132,100	3,669,738
Pan American Silver	127,600	1,346,180
Pretium Resources [1]	2,753,787	19,008,228
Reliance Steel & Aluminum	985,820	72,231,032
Schnitzer Steel Industries Cl. A	358,410	9,870,611
Seabridge Gold [1]	1,930,404	20,192,026
Sims Metal Management ADR	1,719,470	15,114,141
Steel Dynamics	383,521	6,408,636
Synalloy Corporation	1,700	27,846
Universal Stainless & Alloy Products [1]	74,000	2,407,220
Worthington Industries	523,733	18,032,127

		285,137,605

Paper & Forest Products - 0.5%
Stella-Jones	331,700	33,329,402

Total		569,227,758

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [1]	723,300	7,204,068

Total		7,204,068

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	9,900	387,387

Total		387,387

Miscellaneous [5] – 2.6%
Total		177,928,887

TOTAL COMMON STOCKS
(Cost $4,339,973,016)		6,621,867,383

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $315,439,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.17%-0.625% due 6/30/14-8/1/14, valued
at $321,748,450)
(Cost $315,439,000)		315,439,000

	PRINCIPAL
	AMOUNT

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.3%
U.S. Treasury Bonds
5.375%
due 2/15/31	$11,172	11,240
U.S. Treasury Notes
0.125%-4.25%
due 11/15/14-1/15/22	3,569,256	3,579,061
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		87,482,515

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $91,072,816)		91,072,816

TOTAL INVESTMENTS – 101.5%
(Cost $4,746,484,832)		7,028,379,199

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(106,471,255)

NET ASSETS – 100.0%		$6,921,907,944

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.3%

Consumer Discretionary – 17.7%
Auto Components - 1.2%
Drew Industries	170,778	$7,777,230
Fuel Systems Solutions [1]	130,671	2,568,992

		10,346,222

Diversified Consumer Services - 2.7%
American Public Education [1]	193,930	7,330,554
Capella Education [1]	158,300	8,953,448
Lincoln Educational Services [2]	1,499,847	6,914,295

		23,198,297

Household Durables - 1.2%
Cavco Industries [1]	128,520	7,319,214
Skullcandy [1]	446,500	2,759,370

		10,078,584

Internet & Catalog Retail - 0.3%
Vitacost.com [1]	339,400	2,884,900

Leisure Equipment & Products - 1.5%
Black Diamond [1,3]	162,800	1,979,648
Callaway Golf	663,654	4,725,216
LeapFrog Enterprises Cl. A [1,3]	362,100	3,410,982
Smith & Wesson Holding Corporation [1,3]	230,400	2,532,096

		12,647,942

Media - 0.2%
Saraiva S/A Livreiros Editores	156,700	2,025,653

Specialty Retail - 8.9%
Buckle (The)	161,275	8,716,914
Cato Corporation (The) Cl. A	243,250	6,806,135
Citi Trends [1]	436,324	7,626,944
Destination Maternity	272,456	8,664,101
hhgregg [1,3]	344,676	6,173,147
Jos. A. Bank Clothiers [1]	94,580	4,157,737
Kirkland’s [1]	427,242	7,878,343
Shoe Carnival	384,114	10,374,919
Stein Mart	735,684	10,093,584
Tilly’s Cl. A [1]	39,448	572,390
Zumiez [1]	187,600	5,165,566

		76,229,780

Textiles, Apparel & Luxury Goods - 1.7%
Calida Holding	99,000	3,065,185
Culp	133,000	2,488,430
Perry Ellis International	455,748	8,586,292

		14,139,907

Total		151,551,285

Consumer Staples – 0.7%
Beverages - 0.1%
Truett-Hurst Cl.A [1,2]	191,900	1,053,531

Food Products - 0.6%
Asian Citrus Holdings	4,092,900	1,430,106
Sipef	46,948	3,198,546
Waterloo Investment Holdings [1,6]	2,760,860	402,257

		5,030,909

Total		6,084,440

Energy – 7.9%
Energy Equipment & Services - 6.0%
Canadian Energy Services & Technology	141,200	2,350,934
Dawson Geophysical [1]	125,333	4,069,563
Geospace Technologies [1]	9,116	768,479
Gulf Island Fabrication	335,944	8,233,987
Lamprell [1]	815,056	1,840,695
Natural Gas Services Group [1]	279,397	7,493,428
Tesco Corporation [1]	542,600	8,990,882
TGC Industries	929,572	7,334,323
Total Energy Services	584,100	10,167,383

		51,249,674

Oil, Gas & Consumable Fuels - 1.9%
Contango Oil & Gas	61,073	2,244,433
Gran Tierra Energy [1]	256,800	1,820,712
Renewable Energy Group [1]	85,774	1,299,476
Sprott Resource	1,645,800	4,633,581
Triangle Petroleum [1]	636,363	6,249,085
Uranium Resources [1,3]	114,647	280,885

		16,528,172

Total		67,777,846

Financials – 5.9%
Capital Markets - 2.8%
FBR & Co. [1]	228,334	6,121,634
Gluskin Sheff + Associates	91,600	1,687,848
GMP Capital	515,600	3,213,584
INTL FCStone [1]	353,455	7,228,155
U.S. Global Investors Cl. A	381,749	1,091,802
Westwood Holdings Group	99,372	4,774,825

		24,117,848

Commercial Banks - 0.8%
Bancorp (The) [1]	91,667	1,624,339
BCB Holdings [1]	2,760,860	726,303
Pacific Continental	326,897	4,285,620

		6,636,262

Insurance - 0.2%
Navigators Group [1]	34,164	1,973,654

Real Estate Management & Development - 2.1%
AV Homes [1]	161,500	2,819,790
Brasil Brokers Participacoes	1,099,600	2,852,818
Kennedy-Wilson Holdings	490,581	9,105,183
Midland Holdings	7,132,400	2,933,555

		17,711,346

Total		50,439,110

Health Care – 9.0%
Biotechnology - 1.3%
Burcon Nutra Science [1]	279,600	813,636
Dyax Corporation [1]	628,919	4,314,385
Halozyme Therapeutics [1,3]	38,275	422,556
Insys Therapeutics [1,3]	27,480	961,525
Lexicon Pharmaceuticals [1]	1,838,871	4,358,124

		10,870,226

Health Care Equipment & Supplies - 4.0%
Cerus Corporation [1]	814,254	5,463,644
Cryo Life	477,711	3,343,977
Exactech [1]	205,265	4,136,090
Merit Medical Systems [1]	295,965	3,590,056
RTI Surgical [1]	317,800	1,188,572
SurModics [1]	230,722	5,486,569
Syneron Medical [1]	672,374	5,795,864
Trinity Biotech ADR Cl. A	125,020	2,720,435
Zeltiq Aesthetics [1,3]	328,286	2,977,554

		34,702,761

Health Care Providers & Services - 2.7%
Bio-Reference Laboratories [1,3]	69,900	2,088,612
CorVel Corporation [1]	191,365	7,074,764
IPC The Hospitalist [1]	63,509	3,239,594
PDI [1]	491,819	2,370,568
U.S. Physical Therapy	272,440	8,467,435

		23,240,973

Pharmaceuticals - 1.0%
Unichem Laboratories	795,618	2,160,451
Vetoquinol	114,465	4,281,714
Zogenix [1,3]	928,500	1,727,010

		8,169,175

Total		76,983,135

Industrials – 21.8%
Aerospace & Defense - 0.6%
AeroVironment [1]	102,000	2,356,200
American Science & Engineering	42,418	2,558,230

		4,914,430

Building Products - 1.8%
AAON	155,166	4,121,209
Quanex Building Products	340,500	6,411,615
WaterFurnace Renewable Energy	241,800	5,105,723

		15,638,547

Commercial Services & Supplies - 1.8%
Courier Corporation	236,782	3,745,891
Ennis	474,251	8,555,488
Heritage-Crystal Clean [1]	92,576	1,668,220
Hudson Technologies [1,3]	747,204	1,516,824

		15,486,423

Construction & Engineering - 2.5%
Layne Christensen [1]	319,360	6,374,426
MYR Group [1]	200,700	4,877,010
Severfield-Rowen [1]	5,249,958	5,078,249
Sterling Construction [1]	535,175	4,950,369

		21,280,054

Electrical Equipment - 3.2%
Global Power Equipment Group	551,212	11,084,873
Graphite India	3,227,991	3,890,295
LSI Industries	900,136	7,597,148
Powell Industries [1]	62,300	3,818,367
Voltamp Transformers	144,600	806,092

		27,196,775

Machinery - 6.4%
AIA Engineering	309,087	1,569,750
Foster (L.B.) Company	184,856	8,455,314
FreightCar America	354,309	7,327,110
Gorman-Rupp Company	70,971	2,847,357
Graham Corporation	307,087	11,095,053
Kadant	202,416	6,799,153
Key Technology [1,2]	403,814	5,608,977
RBC Bearings [1]	64,869	4,274,218
Semperit AG Holding	144,778	6,659,341

		54,636,273

Professional Services - 2.5%
CRA International [1]	325,783	6,066,080
Exponent	54,335	3,903,426
GP Strategies [1]	334,882	8,780,606
Kforce	162,200	2,869,318

		21,619,430

Road & Rail - 2.5%
Marten Transport	635,678	10,901,878
Patriot Transportation Holding [1]	328,623	11,117,316

		22,019,194

Trading Companies & Distributors - 0.5%
Houston Wire & Cable	297,600	4,008,672

Total		186,799,798

Information Technology – 13.5%
Communications Equipment - 2.5%
Anaren [1]	249,999	6,374,975
COM DEV International [1]	432,800	1,726,914
Digi International [1]	433,834	4,342,678
KVH Industries [1]	373,300	5,151,540
Parrot [1]	68,200	2,172,827
Procera Networks [1,3]	126,900	1,965,681

		21,734,615

Computers & Peripherals - 0.8%
Avid Technology [1]	159,343	956,058
Super Micro Computer [1]	470,231	6,366,928

		7,322,986

Electronic Equipment, Instruments & Components - 1.2%
Electro Rent	190,400	3,453,856
Fabrinet [1]	330,945	5,573,114
Neonode [1,3]	166,296	1,067,620

		10,094,590

Internet Software & Services - 0.8%
QuinStreet [1]	505,200	4,774,140
World Energy Solutions [1,2]	663,900	2,190,870

		6,965,010

IT Services - 0.7%
CSE Global	2,776,500	1,991,830
EPAM Systems [1]	112,117	3,868,036

		5,859,866

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Energy Industries [1]	253,474	4,440,864
ATMI [1]	435,300	11,544,156
AXT [1,2]	1,738,161	4,067,297
Cascade Microtech [1]	15,194	136,290
GSI Technology [1]	776,061	5,455,709
Integrated Silicon Solution [1]	712,000	7,753,680
M/A-COM Technology Solutions Holdings [1]	246,658	4,198,119
Mindspeed Technologies [1,3]	387,355	1,177,559
Rudolph Technologies [1]	92,565	1,055,241
Sigma Designs [1]	993,842	5,555,577
Ultra Clean Holdings [1]	397,626	2,747,596

		48,132,088

Software - 1.9%
Monotype Imaging Holdings	231,787	6,643,015
TeleNav [1]	464,900	2,715,016
VASCO Data Security International [1]	836,009	6,596,111

		15,954,142

Total		116,063,297

Materials – 10.0%
Chemicals - 2.5%
C. Uyemura & Co.	50,300	2,118,541
FutureFuel Corporation	308,300	5,537,068
LSB Industries [1]	100,300	3,363,059
Quaker Chemical	92,160	6,732,288
Societe Internationale de Plantations d’Heveas	44,237	3,441,148

		21,192,104

Metals & Mining - 7.5%
Alamos Gold	237,900	3,695,355
Allied Nevada Gold [1,3]	91,300	381,634
Argonaut Gold [1]	187,500	1,095,821
Bear Creek Mining [1]	718,900	1,619,191
Endeavour Mining [1]	1,801,000	1,188,952
Endeavour Silver [1,3]	951,100	4,089,730
Geodrill [1]	1,912,300	1,745,121
Gold Standard Ventures [1,3]	1,290,000	793,350
Goldgroup Mining [1]	1,340,000	143,100
Haynes International	118,830	5,386,564
Horsehead Holding Corporation [1]	644,541	8,030,981
Imdex	1,170,165	960,649
International Tower Hill Mines [1]	95,000	29,735
Lumina Copper [1,3]	440,000	2,242,610
McEwen Mining [1,3]	1,577,704	3,786,490
Olympic Steel	300,959	8,360,641
Pilot Gold [1]	2,864,500	3,059,026
Quaterra Resources [1]	1,885,000	282,750
Silvercorp Metals	730,200	2,387,754
Synalloy Corporation	175,942	2,881,930
Timmins Gold [1]	1,388,300	2,318,461
Universal Stainless & Alloy Products [1]	288,152	9,373,584
Western Copper and Gold [1]	1,471,000	1,029,700

		64,883,129

Total		86,075,233

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	3,498,400	1,018,902

Total		1,018,902

Miscellaneous [5] – 4.7%
Total		40,170,322

TOTAL COMMON STOCKS
(Cost $627,605,362)		782,963,368

REPURCHASE AGREEMENT – 9.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $81,584,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 1/31/15, valued at
$83,217,114)
(Cost $81,584,000)		81,584,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $31,017,217)		31,017,217

TOTAL INVESTMENTS – 104.4%
(Cost $740,206,579)		895,564,585

LIABILITIES LESS CASH AND OTHER ASSETS – (4.4)%		(37,767,853)

NET ASSETS – 100.0%		$857,796,732

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.9%

Consumer Discretionary – 11.9%
Automobiles - 3.5%
Thor Industries [2]	4,216,757	$244,740,576

Distributors - 1.2%
Pool Corporation	1,540,300	86,457,039

Diversified Consumer Services - 2.3%
Sotheby’s	2,378,594	116,860,323
Strayer Education [1,2,3]	1,068,485	44,363,497

		161,223,820

Media - 1.3%
Morningstar	1,171,500	92,853,090

Specialty Retail - 1.3%
Buckle (The)	1,730,836	93,551,686

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s	594,800	45,139,372
Columbia Sportswear	1,171,813	70,578,297
Wolverine World Wide	729,800	42,496,254

		158,213,923

Total		837,040,134

Consumer Staples – 6.1%
Food Products - 2.4%
Cal-Maine Foods [2]	1,721,686	82,813,096
Sanderson Farms [2]	1,329,008	86,704,482

		169,517,578

Personal Products - 3.7%
Nu Skin Enterprises Cl. A	2,671,594	255,778,410

Total		425,295,988

Energy – 8.4%
Energy Equipment & Services - 8.4%
Ensign Energy Services	7,128,000	122,069,725
Pason Systems	4,016,300	88,549,267
SEACOR Holdings	735,065	66,479,278
Tidewater	1,124,127	66,649,490
Trican Well Service [2]	8,077,100	109,858,911
Unit Corporation [1,2]	2,896,073	134,638,434

Total		588,245,105

Financials – 9.8%
Capital Markets - 4.8%
Affiliated Managers Group [1]	338,700	61,860,168
Artisan Partners Asset Management	506,936	26,543,169
Federated Investors Cl. B	3,939,300	106,991,388
Partners Group Holding	111,613	27,361,754
Stifel Financial [1]	2,840,777	117,096,828

		339,853,307

Insurance - 3.1%
Alleghany Corporation [1]	459,525	188,244,416
ProAssurance Corporation	653,298	29,437,608

		217,682,024

Real Estate Management & Development - 1.9%
Jones Lang LaSalle	1,116,203	97,444,522
St. Joe Company (The) [1,3]	1,874,700	36,781,614

		134,226,136

Total		691,761,467

Health Care – 5.7%
Biotechnology - 2.1%
Myriad Genetics [1,2,3]	6,284,665	147,689,628

Health Care Equipment & Supplies - 1.2%
IDEXX Laboratories [1]	827,200	82,430,480

Life Sciences Tools & Services - 1.1%
PerkinElmer	1,983,200	74,865,800

Pharmaceuticals - 1.3%
Medicines Company (The) [1]	2,753,525	92,298,158

Total		397,284,066

Industrials – 25.6%
Air Freight & Logistics - 1.4%
Forward Air	1,363,628	55,022,390
UTi Worldwide	2,659,700	40,188,067

		95,210,457

Building Products - 2.1%
Armstrong World Industries [1]	866,570	47,626,687
Simpson Manufacturing [2]	3,063,886	99,790,767

		147,417,454

Commercial Services & Supplies - 2.6%
Copart [1]	2,901,900	92,251,401
Ritchie Bros. Auctioneers	4,523,150	91,277,167

		183,528,568

Construction & Engineering - 1.3%
EMCOR Group	2,396,200	93,763,306

Electrical Equipment - 1.5%
Brady Corporation Cl. A	1,602,363	48,872,072
GrafTech International [1,3]	6,444,076	54,452,442

		103,324,514

Machinery - 10.4%
Kennametal	1,563,500	71,295,600
Lincoln Electric Holdings	3,678,520	245,063,002
Rational	101,866	30,386,987
Semperit AG Holding [2]	1,894,996	87,163,971
Valmont Industries	772,800	107,349,648
Wabtec Corporation	511,274	32,143,796
Woodward [2]	3,806,024	155,399,960

		728,802,964

Marine - 0.5%
Kirby Corporation [1]	369,835	32,009,219

Professional Services - 2.9%
Acacia Research [2]	3,062,589	70,623,302
Towers Watson & Company Cl. A	1,279,011	136,803,017

		207,426,319

Road & Rail - 1.3%
Landstar System	1,675,300	93,783,294

Trading Companies & Distributors - 1.6%
Air Lease Cl. A	1,254,760	34,706,662
MSC Industrial Direct Cl. A	952,284	77,468,303

		112,174,965

Total		1,797,441,060

Information Technology – 19.1%
Communications Equipment - 1.1%
ADTRAN	2,769,434	73,777,722

Electronic Equipment, Instruments & Components - 6.4%
Anixter International [1]	980,700	85,968,162
Benchmark Electronics [1,2]	2,843,900	65,096,871
Cognex Corporation [2]	4,577,114	143,538,295
FEI Company	307,344	26,984,803
National Instruments	4,147,101	128,269,834

		449,857,965

IT Services - 2.4%
Gartner [1]	1,300,700	78,042,000
Jack Henry & Associates	1,786,640	92,208,491

		170,250,491

Office Electronics - 1.6%
Zebra Technologies Cl. A [1]	2,423,325	110,333,987

Semiconductors & Semiconductor Equipment - 5.8%
Cabot Microelectronics [1,2]	1,886,191	72,656,077
Cirrus Logic [1,2,3]	3,970,181	90,043,705
Fairchild Semiconductor International [1,2]	6,833,112	94,911,926
MKS Instruments [2]	2,971,910	79,023,087
Veeco Instruments [1]	1,876,512	69,862,542

		406,497,337

Software - 1.8%
Fair Isaac [2]	1,832,600	101,306,128
SimCorp	824,700	27,748,789

		129,054,917

Total		1,339,772,419

Materials – 10.2%
Chemicals - 3.4%
Cabot Corporation	1,675,800	71,573,418
Westlake Chemical	1,620,555	169,607,286

		241,180,704

Metals & Mining - 6.4%
Globe Specialty Metals [2]	5,482,472	84,484,894
Pan American Silver [2]	8,194,097	86,447,723
Reliance Steel & Aluminum	2,479,800	181,694,946
Schnitzer Steel Industries Cl. A [2]	2,108,038	58,055,367
Silver Standard Resources [1,2,3]	4,115,069	25,307,674
Sims Metal Management ADR	1,299,004	11,418,245

		447,408,849

Paper & Forest Products - 0.4%
Stella-Jones	284,803	28,617,165

Total		717,206,718

Miscellaneous [5] – 1.1%
Total		80,797,072

TOTAL COMMON STOCKS
(Cost $4,305,629,256)		6,874,844,029

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $235,381,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.125%-1.50% due 8/1/14-9/8/14, valued
at $240,092,888)
(Cost $235,381,000)		235,381,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $178,129,610)		178,129,610

TOTAL INVESTMENTS – 103.8%
(Cost $4,719,139,866)		7,288,354,639

LIABILITIES LESS CASH AND OTHER ASSETS – (3.8)%		(269,316,297)

NET ASSETS – 100.0%		$7,019,038,342

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 99.9%

Consumer Discretionary – 11.4%
Auto Components - 0.4%
Gentex Corporation	250,000	$6,397,500

Automobiles - 2.0%
Thor Industries	612,953	35,575,792

Diversified Consumer Services - 1.6%
Corinthian Colleges [1,3]	3,926,854	8,599,810
Universal Technical Institute [2]	1,655,679	20,083,387

		28,683,197

Media - 0.5%
Pico Far East Holdings	30,000,000	9,824,779

Specialty Retail - 6.4%
Buckle (The)	554,575	29,974,779
Cato Corporation (The) Cl. A	452,350	12,656,753
Chico’s FAS	781,000	13,011,460
Finish Line (The) Cl. A	297,400	7,396,338
GameStop Corporation Cl. A	400,000	19,860,000
Lewis Group	1,543,747	10,044,868
Luk Fook Holdings (International)	4,077,800	12,802,438
Men’s Wearhouse (The)	281,700	9,591,885

		115,338,521

Textiles, Apparel & Luxury Goods - 0.5%
Crocs [1]	641,300	8,728,093

Total		204,547,882

Consumer Staples – 4.0%
Food Products - 2.5%
Asian Citrus Holdings	30,918,000	10,803,102
Darling International [1]	80,970	1,713,325
Industrias Bachoco ADR	850,622	33,574,051

		46,090,478

Personal Products - 1.5%
Nu Skin Enterprises Cl. A	274,729	26,302,554

Total		72,393,032

Energy – 12.9%
Energy Equipment & Services - 12.4%
C&J Energy Services [1,3]	666,246	13,378,220
Calfrac Well Services	1,066,100	32,395,447
Ensign Energy Services	754,100	12,914,251
Lamprell [1]	3,104,351	7,010,763
Pason Systems	1,222,550	26,954,139
Tesco Corporation [1]	1,556,330	25,788,388
TGS-NOPEC Geophysical	385,000	11,332,474
Total Energy Services	1,416,700	24,660,386
Trican Well Service	2,399,800	32,640,355
Unit Corporation [1]	774,600	36,011,154

		223,085,577

Oil, Gas & Consumable Fuels - 0.5%
Sprott Resource	2,980,100	8,390,166

Total		231,475,743

Financials – 13.8%
Capital Markets - 9.3%
Ashmore Group	3,730,363	23,570,562
Federated Investors Cl. B	1,151,900	31,285,604
INTL FCStone [1]	604,900	12,370,205
Jupiter Fund Management	2,921,349	17,356,805
Sprott	9,859,700	26,801,767
Stifel Financial [1]	470,663	19,400,729
U.S. Global Investors Cl. A	661,751	1,892,608
Value Partners Group	58,312,500	35,336,808

		168,015,088

Diversified Financial Services - 1.1%
KKR Financial Holdings LLC	963,430	9,952,232
PICO Holdings [1]	432,658	9,371,372

		19,323,604

Real Estate Management & Development - 3.4%
Brasil Brokers Participacoes	2,000,000	5,188,828
E-House China Holdings ADR	1,486,204	13,628,491
Gladstone Land [2]	501,200	7,593,180
Kennedy-Wilson Holdings	1,900,830	35,279,405

		61,689,904

Total		249,028,596

Health Care – 4.1%
Biotechnology - 1.6%
Myriad Genetics [1]	1,203,437	28,280,769

Pharmaceuticals - 2.5%
Medicines Company (The) [1]	958,040	32,113,501
Recordati	674,800	8,106,583
VIVUS [1,3]	500,000	4,660,000

		44,880,084

Total		73,160,853

Industrials – 13.0%
Aerospace & Defense - 1.1%
Orbital Sciences [1]	902,523	19,115,437

Building Products - 1.1%
WaterFurnace Renewable Energy [2]	970,500	20,492,573

Commercial Services & Supplies - 1.8%
Ennis	815,562	14,712,739
Moshi Moshi Hotline	1,575,600	18,369,577

		33,082,316

Construction & Engineering - 0.8%
Raubex Group	6,398,801	14,945,035

Electrical Equipment - 2.3%
GrafTech International [1,3]	4,197,800	35,471,410
Powell Industries [1]	90,848	5,568,074

		41,039,484

Machinery - 0.2%
Kennametal	59,500	2,713,200

Marine - 1.0%
Clarkson	500,000	18,212,636

Professional Services - 4.0%
Acacia Research	1,262,282	29,108,223
Kforce	398,774	7,054,312
Korn/Ferry International [1]	1,117,740	23,919,636
Resources Connection	400,000	5,428,000
TrueBlue [1]	262,494	6,302,481

		71,812,652

Road & Rail - 0.7%
Heartland Express	538,366	7,639,413
Universal Truckload Services	138,944	3,704,247
Werner Enterprises	60,093	1,401,970

		12,745,630

Total		234,158,963

Information Technology – 24.7%
Communications Equipment - 3.5%
ADTRAN	723,581	19,276,198
ARRIS Group [1]	688,671	11,748,727
Infinera Corporation [1,3]	350,000	3,958,500
KVH Industries [1]	659,287	9,098,161
NETGEAR [1]	599,300	18,494,398

		62,575,984

Computers & Peripherals - 0.7%
Xyratex	1,127,566	12,549,809

Electronic Equipment, Instruments & Components - 3.7%
AVX Corporation	855,347	11,230,706
GSI Group [1]	1,275,000	12,163,500
TTM Technologies [1]	2,456,735	23,953,166
Vishay Intertechnology [1,3]	1,456,550	18,774,930

		66,122,302

Internet Software & Services - 0.2%
ValueClick [1,3]	176,900	3,688,365

IT Services - 3.1%
Convergys Corporation	1,905,730	35,732,437
TeleTech Holdings [1]	801,673	20,113,976

		55,846,413

Semiconductors & Semiconductor Equipment - 13.5%
Advanced Energy Industries [1]	451,400	7,908,528
Aixtron ADR [1]	568,190	9,636,502
ATMI [1]	811,367	21,517,453
Brooks Automation	2,122,582	19,761,238
Cirrus Logic [1,3]	1,343,300	30,466,044
Fairchild Semiconductor International [1]	2,591,139	35,990,921
International Rectifier [1]	812,213	20,118,516
Lam Research [1]	148,800	7,617,072
MKS Instruments	1,301,455	34,605,689
OmniVision Technologies [1]	1,420,191	21,743,124
Teradyne [1]	2,112,975	34,906,347

		244,271,434

Total		445,054,307

Materials – 14.9%
Chemicals - 0.8%
Intrepid Potash [3]	654,700	10,265,696
Westlake Chemical	37,500	3,924,750

		14,190,446

Construction Materials - 0.3%
Mardin Cimento Sanayii	2,888,100	6,090,595

Metals & Mining - 13.8%
Alamos Gold	2,179,300	33,851,561
Allied Nevada Gold [1,3]	1,913,878	8,000,010
AuRico Gold	997,500	3,800,475
Centamin [1]	9,876,400	7,287,087
Endeavour Mining [1]	3,625,000	2,393,088
Globe Specialty Metals	2,317,906	35,718,932
Hochschild Mining	5,858,563	17,185,793
Horsehead Holding Corporation [1]	959,535	11,955,806
Kirkland Lake Gold [1,3]	792,200	2,668,738
Major Drilling Group International	2,836,800	20,407,444
McEwen Mining [1,3]	6,708,918	16,101,403
Orbit Garant Drilling [1]	1,512,500	1,791,418
Pan American Silver	254,776	2,687,887
Pretium Resources [1,3]	3,956,000	27,306,597
Reliance Steel & Aluminum	50,000	3,663,500
Schnitzer Steel Industries Cl. A	177,100	4,877,334
Seabridge Gold [1,2]	2,326,592	24,336,152
Silver Standard Resources [1,3]	1,728,611	10,630,958
Silvercorp Metals	1,026,900	3,357,963
Sims Metal Management ADR	1,060,855	9,324,915

		247,347,061

Total		267,628,102

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	9,732,900	2,834,688

Total		2,834,688

Miscellaneous [5] – 1.0%
Total		17,402,879

TOTAL COMMON STOCKS
(Cost $1,475,707,882)		1,797,685,045

REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $16,682,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 12/31/14, valued at
$17,020,188)
(Cost $16,682,000)		16,682,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 7.9%
U.S. Treasury Bonds
5.375%
due 2/15/31	$42,652	42,909
U.S. Treasury Notes
0.125%-4.25%
due 11/15/14-1/15/22	9,433,150	9,458,430
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		132,065,068

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $141,566,407)		141,566,407

TOTAL INVESTMENTS – 108.7%
(Cost $1,633,956,289)		1,955,933,452

LIABILITIES LESS CASH
AND OTHER ASSETS – (8.7)%		(156,149,519)

NET ASSETS – 100.0%		$1,799,783,933

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 91.2%

Consumer Discretionary – 12.7%
Auto Components - 0.7%
Autoliv	29,300	$2,560,527
Gentex Corporation	1,285,627	32,899,195
Spartan Motors	47,557	288,671
Standard Motor Products	110,106	3,541,009
Superior Industries International	7,901	140,875

		39,430,277

Automobiles - 0.8%
Thor Industries	758,119	44,001,227

Distributors - 0.2%
Weyco Group	282,000	7,986,240

Diversified Consumer Services - 0.3%
DeVry	82,900	2,533,424
Hillenbrand	243,625	6,668,016
Regis Corporation	231,100	3,392,548
Sotheby’s	6,300	309,519
Strayer Education [1,3]	21,000	871,920
Universal Technical Institute	3,500	42,455

		13,817,882

Hotels, Restaurants & Leisure - 0.6%
Abu Dhabi National Hotels	1,200,000	741,638
Ambassadors Group	29,970	103,396
Bob Evans Farms	430,673	24,664,643
Cheesecake Factory	59,800	2,628,210
Churchill Downs	17,800	1,540,056
DineEquity	61,030	4,211,070
Ruth’s Hospitality Group	14,500	171,970

		34,060,983

Household Durables - 0.7%
Blyth	5,638	77,974
Ethan Allen Interiors	1,170,250	32,614,867
Harman International Industries	14,600	966,958
La-Z-Boy	30,300	688,113
Leggett & Platt	39,003	1,175,940

		35,523,852

Internet & Catalog Retail - 0.0%
NutriSystem	21,760	312,909

Leisure Equipment & Products - 0.3%
Arctic Cat	108,381	6,183,136
Callaway Golf	962,900	6,855,848
Hasbro	12,438	586,327
Polaris Industries	20,300	2,622,354

		16,247,665

Media - 0.6%
CTC Media	162,100	1,703,671
Harte-Hanks	9,288	82,013
Meredith Corporation	99,620	4,743,905
Morningstar	30,601	2,425,435
Saga Communications Cl. A	151,761	6,735,153
Scholastic Corporation	81,899	2,346,406
Wiley (John) & Sons Cl. A	100,000	4,769,000
World Wrestling Entertainment Cl. A	796,274	8,098,107

		30,903,690

Multiline Retail - 0.0%
Dillard’s Cl. A	27,386	2,144,324

Specialty Retail - 6.0%
Aaron’s	50,100	1,387,770
Abercrombie & Fitch Cl. A	46,600	1,648,242
American Eagle Outfitters	2,200,373	30,783,218
Ascena Retail Group [1]	1,926,718	38,399,490
Buckle (The)	816,980	44,157,769
Cato Corporation (The) Cl. A	1,404,408	39,295,336
Chico’s FAS	182,600	3,042,116
Finish Line (The) Cl. A	3,024	75,207
Foot Locker	90,092	3,057,722
GameStop Corporation Cl. A	711,143	35,308,250
Guess?	947,511	28,283,203
Jos. A. Bank Clothiers [1]	758,084	33,325,373
Men’s Wearhouse (The)	305,039	10,386,578
PetSmart	3,900	297,414
RadioShack Corporation [1,3]	159,981	545,535
Rent-A-Center	90,000	3,429,000
Shoe Carnival	504,151	13,617,119
Signet Jewelers	700	50,155
Stage Stores	87,678	1,683,418
Stein Mart	311,725	4,276,867
Systemax	295,961	2,743,558
Tiffany & Co.	407,500	31,222,650
Williams-Sonoma	4,500	252,900

		327,268,890

Textiles, Apparel & Luxury Goods - 2.5%
Barry (R.G.) [2]	1,048,496	19,827,059
Columbia Sportswear	60,482	3,642,831
G-III Apparel Group [1]	758,880	41,427,259
Jones Group (The)	505,523	7,587,900
Movado Group	7,400	323,750
Steven Madden [1]	688,672	37,071,214
Vera Bradley [1,3]	1,167,148	23,996,563
Wolverine World Wide	45,617	2,656,278

		136,532,854

Total		688,230,793

Consumer Staples – 2.7%
Beverages - 0.0%
Crimson Wine Group [1]	43,380	414,279

Food & Staples Retailing - 0.5%
Village Super Market Cl. A [2]	732,024	27,831,552

Food Products - 1.6%
Cal-Maine Foods	20,798	1,000,384
Farmer Bros. [1]	542,300	8,167,038
Flowers Foods	900,225	19,300,824
Fresh Del Monte Produce	117,700	3,493,336
Hershey Creamery [4]	882	2,028,600
Lancaster Colony	4,000	313,160
Seaboard Corporation	10,476	28,788,048
Tootsie Roll Industries	770,866	23,758,090

		86,849,480

Household Products - 0.0%
WD-40 Company	23,411	1,519,374

Personal Products - 0.6%
Inter Parfums	196,299	5,887,007
Nu Skin Enterprises Cl. A	271,043	25,949,657

		31,836,664

Tobacco - 0.0%
Universal Corporation	29,664	1,510,788

Total		149,962,137

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
British Empire Securities and General
Trust	470,000	3,690,285
Central Fund of Canada Cl. A	970,500	14,266,350
RIT Capital Partners	100,000	1,999,343

Total		19,955,978

Energy – 4.9%
Energy Equipment & Services - 3.2%
CARBO Ceramics	321,446	31,858,513
Core Laboratories	100	16,921
Exterran Partners L.P.	629,700	18,311,676
Helmerich & Payne	560,944	38,677,089
Oceaneering International	9,201	747,489
Oil States International [1]	364,729	37,734,863
Patterson-UTI Energy	58,877	1,258,790
Precision Drilling	611,050	6,061,616
RPC	197,900	3,061,513
SEACOR Holdings	317,477	28,712,620
Tidewater	150,000	8,893,500

		175,334,590

Oil, Gas & Consumable Fuels - 1.7%
Alliance Holdings GP L.P.	179,800	10,766,424
Alliance Resource Partners L.P.	129,800	9,622,074
Apco Oil and Gas International [1]	600	8,556
Arch Coal	111,518	458,339
Baytex Energy	45,900	1,894,293
Cimarex Energy	235,190	22,672,316
Delek US Holdings	15,203	320,631
Energen Corporation	1,200	91,668
Energy XXI (Bermuda)	54,900	1,657,980
Hugoton Royalty Trust	558,500	4,171,995
Natural Resource Partners L.P.	225,900	4,303,395
NuStar GP Holdings LLC	369,200	8,284,848
Pengrowth Energy	225,557	1,335,297
Penn Virginia [1]	633,760	4,214,504
Penn West Petroleum	25,500	283,815
PVR Partners L.P.	215,100	4,973,112
QEP Resources	100	2,769
Sabine Royalty Trust	700	35,595
San Juan Basin Royalty Trust	920	14,702
SM Energy	18,342	1,415,819
Sunoco Logistics Partners L.P.	224,700	14,931,315
W&T Offshore	77,700	1,376,844

		92,836,291

Total		268,170,881

Financials – 24.3%
Capital Markets - 6.5%
AGF Management Cl. B	815,600	10,095,529
AllianceBernstein Holding L.P.	1,711,900	33,998,334
AP Alternative Assets L.P. [1]	46,000	1,310,540
Apollo Global Management LLC Cl. A	694,300	19,620,918
Apollo Investment	1,161,400	9,465,410
ASA Gold and Precious Metals	578,892	7,670,319
Banca Generali	86,000	1,942,964
Banque Privee Edmond de Rothschild	205	3,785,592
CI Financial	933,500	28,221,145
Cohen & Steers	335,637	11,851,342
Coronation Fund Managers	1,315,000	8,984,736
Egyptian Financial Group-Hermes Holding
Company [1]	1,032,032	1,106,676
Egyptian Financial Group-Hermes Holding
Company GDR [1]	90,000	189,000
Federated Investors Cl. B	1,429,460	38,824,134
GAMCO Investors Cl. A	278,300	21,131,319
Investec	118,000	764,885
Janus Capital Group	549,609	4,677,172
KKR & Co. L.P.	1,315,600	27,075,048
Lazard Cl. A	292,290	10,528,286
MVC Capital	475,000	6,203,500
Oppenheimer Holdings Cl. A	4,267	75,825
Paris Orleans	304,748	7,111,804
Raymond James Financial	597,925	24,915,535
Schroders	111,100	4,633,191
SEI Investments	1,522,546	47,061,897
Teton Advisors Cl. A [4]	1,297	29,053
Vontobel Holding	75,400	2,934,793
Waddell & Reed Financial Cl. A	276,000	14,208,480
Westwood Holdings Group	45,895	2,205,255

		350,622,682

Commercial Banks - 3.4%
Ames National	394,806	8,989,733
Banco Latinoamericano de Comercio
Exterior Cl. E	110,575	2,755,529
Bank of Hawaii	782,001	42,579,954
BLOM Bank GDR	684,500	5,886,700
BOK Financial	521,582	33,042,220
Canadian Western Bank	933,200	28,012,760
CapitalSource	189,900	2,256,012
City Holding Company	581,024	25,123,478
Farmers & Merchants Bank of Long
Beach	479	2,428,530
First Citizens BancShares Cl. A	88,526	18,200,946
First National Bank Alaska	3,110	5,517,140
National Bankshares	64,485	2,314,367
Peapack-Gladstone Financial [2]	475,350	8,817,742
Sun Bancorp [1]	284,428	1,089,359

		187,014,470

Consumer Finance - 0.0%
Cash America International	47,900	2,168,912
Nelnet Cl. A	13,800	530,610

		2,699,522

Diversified Financial Services - 0.6%
Leucadia National	433,800	11,816,712
NASDAQ OMX Group (The)	17,500	561,575
Sofina	195,572	19,224,359

		31,602,646

Insurance - 9.7%
Alleghany Corporation [1]	99,522	40,769,187
Allied World Assurance Company
Holdings	351,037	34,889,567
American Financial Group	161,600	8,736,096
American National Insurance	145,093	14,224,918
AmTrust Financial Services	43,538	1,700,594
Argo Group International Holdings	200	8,576
Aspen Insurance Holdings	555,408	20,155,756
Assurant	34,159	1,848,002
Assured Guaranty	242,192	4,541,100
Baldwin & Lyons Cl. B	72,443	1,766,160
Cincinnati Financial	280,000	13,204,800
Crawford & Company Cl. B	30,341	294,308
E-L Financial	92,288	58,326,769
EMC Insurance Group	101,164	3,053,130
Employers Holdings	87,600	2,605,224
Erie Indemnity Cl. A	635,400	46,047,438
Everest Re Group	8,700	1,265,067
FBL Financial Group Cl. A	2,800	125,720
Fidelity National Financial	1,097,852	29,202,863
First American Financial	283,061	6,892,535
Gallagher (Arthur J.) & Co.	880,400	38,429,460
Infinity Property & Casualty	55,962	3,615,145
Kansas City Life Insurance	2,247	99,362
Markel Corporation [1]	67,900	35,156,583
Meadowbrook Insurance Group	7,046	45,799
Mercury General	189,200	9,140,252
Montpelier Re Holdings	157,607	4,105,662
National Western Life Insurance Cl. A	3,200	645,664
Old Republic International	767,000	11,811,800
PartnerRe	407,177	37,272,983
Platinum Underwriters Holdings	230,706	13,780,069
Primerica	29,700	1,198,098
Protective Life	18,032	767,262
Reinsurance Group of America	632,002	42,337,814
RenaissanceRe Holdings	9,809	888,009
RLI Corp.	79,435	6,944,208
StanCorp Financial Group	8,800	484,176
State Auto Financial	392,000	8,208,480
Stewart Information Services	91,300	2,920,687
Symetra Financial	619,952	11,047,545
Torchmark Corporation	42,800	3,096,580
United Fire Group	88,274	2,689,709
White Mountains Insurance Group	3,534	2,005,969

		526,349,126

Real Estate Investment Trusts (REITs) - 2.4%
Colony Financial	1,744,149	34,848,097
Cousins Properties	421,710	4,339,396
DCT Industrial Trust	1,121,600	8,064,304
Essex Property Trust	83,000	12,259,100
Lexington Realty Trust	707,006	7,939,677
MFA Financial	692,000	5,155,400
National Health Investors	159,570	9,077,937
National Retail Properties	650,000	20,683,000
PS Business Parks	168,500	12,573,470
Rayonier	315,000	17,529,750

		132,470,131

Real Estate Management & Development - 0.5%
Alexander & Baldwin [1]	694,700	25,023,094

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	1,495,070	42,048,617
Kearny Financial [1]	88,544	904,920
TrustCo Bank Corp. NY	3,417,149	20,366,208

		63,319,745

Total		1,319,101,416

Health Care – 5.6%
Health Care Equipment & Supplies - 2.4%
Analogic Corporation	141,400	11,685,296
Atrion Corporation	600	155,268
Cantel Medical	100,413	3,198,154
Hill-Rom Holdings	520,170	18,637,691
IDEXX Laboratories [1,3]	379,600	37,827,140
Invacare Corporation	63,961	1,104,606
ResMed	46,400	2,450,848
STERIS Corporation	655,108	28,143,440
Teleflex	309,700	25,482,116

		128,684,559

Health Care Providers & Services - 2.7%
Chemed Corporation	473,564	33,859,826
Ensign Group	18,215	748,819
Landauer	427,671	21,918,139
Magellan Health Services [1]	356,496	21,375,500
MEDNAX [1]	262,316	26,336,526
Omnicare	66,899	3,712,894
Owens & Minor	935,750	32,367,593
U.S. Physical Therapy	242,964	7,551,321

		147,870,618

Health Care Technology - 0.0%
Computer Programs and Systems	800	46,800

Life Sciences Tools & Services - 0.5%
Nordion [1]	7,530	64,984
PerkinElmer	712,600	26,900,650

		26,965,634

Total		303,567,611

Industrials – 19.7%
Aerospace & Defense - 1.6%
American Science & Engineering	146,129	8,813,040
Cubic Corporation	539,302	28,949,731
HEICO Corporation	371,875	25,190,812
HEICO Corporation Cl. A	390,933	19,601,381
National Presto Industries	66,726	4,698,178
Triumph Group	24,376	1,711,683

		88,964,825

Air Freight & Logistics - 0.8%
Aramex	1,600,000	1,176,166
C. H. Robinson Worldwide	256,000	15,247,360
Expeditors International of Washington	458,400	20,197,104
UTi Worldwide	588,900	8,898,279

		45,518,909

Building Products - 0.9%
Insteel Industries	72,000	1,159,200
Smith (A.O.) Corporation	995,788	45,009,618

		46,168,818

Commercial Services & Supplies - 2.7%
ABM Industries	678,600	18,064,332
Ennis	378,529	6,828,663
G&K Services Cl. A	1,955	118,062
Healthcare Services Group	108,764	2,801,761
HNI Corporation	474,573	17,170,051
Kimball International Cl. B	724,600	8,035,814
McGrath RentCorp	291,300	10,399,410
Mine Safety Appliances	196,000	10,115,560
Progressive Waste Solutions	9,000	231,570
Ritchie Bros. Auctioneers	1,700,820	34,322,547
Rollins	833,625	22,099,399

UniFirst Corporation	125,538	13,108,678
US Ecology	49,705	1,497,612
Viad Corporation	19,640	490,018

		145,283,477

Construction & Engineering - 0.3%
Comfort Systems USA	256,631	4,313,967
EMCOR Group	69,239	2,709,322
Granite Construction	205,075	6,275,295
Great Lakes Dredge & Dock	4,432	32,886
KBR	55,113	1,798,888
URS Corporation	46,700	2,510,125

		17,640,483

Electrical Equipment - 2.1%
Acuity Brands	11,668	1,073,689
AZZ	10,160	425,298
Brady Corporation Cl. A	566,908	17,290,694
Franklin Electric	733,800	28,911,720
Hubbell Cl. B	303,521	31,790,789
LSI Industries	1,104,161	9,319,119
Preformed Line Products	198,271	14,261,633
Regal-Beloit	1,302	88,445
Roper Industries	76,000	10,098,120

		113,259,507

Industrial Conglomerates - 0.2%
Raven Industries	312,402	10,218,669

Machinery - 7.4%
Alamo Group	461,305	22,562,428
American Railcar Industries	269,194	10,560,481
Ampco-Pittsburgh	189,320	3,392,614
Briggs & Stratton	388,230	7,811,188
CIRCOR International	6,500	404,170
CLARCOR	248,000	13,771,440
Crane Company	290,000	17,884,300
Donaldson Company	65,202	2,486,152
Foster (L.B.) Company	3,000	137,220
FreightCar America	10,539	217,947
Gorman-Rupp Company	576,633	23,134,516
Kennametal	405,109	18,472,970
Lincoln Electric Holdings	259,930	17,316,537
Lindsay Corporation	225,282	18,387,517
Miller Industries	165,486	2,809,952
Mueller (Paul) Company [1,2,4]	116,700	3,156,735
Mueller Industries	389,962	21,709,185
Nordson Corporation	590,000	43,441,700
Standex International	45,031	2,674,841
Starrett (L.S.) Company (The) Cl. A [2]	529,400	5,823,400
Sun Hydraulics	935,949	33,928,151
Tennant Company	604,196	37,460,152
Timken Company (The)	46,532	2,810,533
Toro Company (The)	656,450	35,678,057
Trinity Industries	645,587	29,277,370
Wabtec Corporation	16,800	1,056,216
Watts Water Technologies Cl. A	300	16,911
Woodward	609,200	24,873,636

		401,256,319

Marine - 0.3%
Euroseas	68,746	103,807
Matson	594,700	15,598,981

		15,702,788

Professional Services - 2.2%
Corporate Executive Board	236,000	17,138,320
Heidrick & Struggles International	123,832	2,360,238
Kelly Services Cl. A	634,200	12,347,874
ManpowerGroup	462,152	33,616,936
Resources Connection	107,622	1,460,431
Robert Half International	26,300	1,026,489
Towers Watson & Company Cl. A	463,700	49,597,352

		117,547,640

Road & Rail - 0.2%
Arkansas Best	246,081	6,316,899
Knight Transportation	365,771	6,042,537

		12,359,436

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies	721,170	37,140,255
Houston Wire & Cable [2]	1,193,373	16,074,734
MFC Industrial	8,159	68,536
Watsco	6,402	603,517

		53,887,042

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico ADR	40,000	2,046,000

Total		1,069,853,913

Information Technology – 6.9%
Communications Equipment - 1.9%
ADTRAN	453,457	12,080,094
Bel Fuse Cl. A	22,350	387,102
Bel Fuse Cl. B	74,000	1,290,560
Black Box	345,333	10,581,003
Comtech Telecommunications	112,500	2,736,000
NETGEAR [1]	1,350,944	41,690,132
Plantronics	698,582	32,169,701
Tellabs	741,355	1,682,876

		102,617,468

Computers & Peripherals - 0.4%
Diebold	655,000	19,230,800
Xyratex	200	2,226

		19,233,026

Electronic Equipment, Instruments & Components - 2.0%
AVX Corporation	1,294,692	16,999,306
Belden	18,703	1,197,927
Cognex Corporation	836,600	26,235,776
Daktronics	34,798	389,390
Electro Rent	66,216	1,201,158
FLIR Systems	143,700	4,512,180
Littelfuse	81,306	6,359,755
Methode Electronics	1,122,573	31,432,044
MTS Systems	160,222	10,310,286
Nam Tai Electronics	580,500	4,510,485
Park Electrochemical	111,728	3,201,007

		106,349,314

Internet Software & Services - 0.1%
EarthLink	172,552	854,132
IAC/InterActiveCorp	9,400	513,898
j2 Global	64,500	3,194,040
United Online	306,427	2,445,288

		7,007,358

IT Services - 1.8%
Amdocs	77,800	2,850,592
Broadridge Financial Solutions	584,200	18,548,350
Calian Technologies	64,000	1,272,482
Computer Sciences	1,900	98,306
Convergys Corporation	1,478,599	27,723,731
Forrester Research	78,526	2,886,616
Global Payments	5,846	298,614
Jack Henry & Associates	12,400	639,964
ManTech International Cl. A	960,445	27,622,398
MAXIMUS	143,420	6,459,637
Syntel [1]	22,500	1,802,250
Total System Services	224,295	6,598,759

		96,801,699

Semiconductors & Semiconductor Equipment - 0.5%
Brooks Automation	89,881	836,792
Cypress Semiconductor	81	757
Marvell Technology Group	229,700	2,641,550
Micrel	150,060	1,367,047
MKS Instruments	295,063	7,845,725
Teradyne [1]	884,835	14,617,474

		27,309,345

Software - 0.2%
Ebix [3]	144,345	1,434,789
FactSet Research Systems	23,100	2,520,210
Fair Isaac	175,657	9,710,319

		13,665,318

Total		372,983,528

Materials – 8.1%
Chemicals - 4.4%
Albemarle Corporation	447,900	28,190,826
Balchem Corporation	1,051,649	54,422,836
Cabot Corporation	781,000	33,356,510
Chase Corporation [2]	773,974	22,739,356
FutureFuel Corporation	189,947	3,411,448
H.B. Fuller Company	9,022	407,704
Innophos Holdings	327,632	17,292,417
International Flavors & Fragrances	255,300	21,011,190
Kronos Worldwide	1,400	21,686
Methanex Corporation	310,710	15,930,102
Minerals Technologies	60,057	2,965,014
NewMarket Corporation	8,526	2,454,721
Quaker Chemical	430,729	31,464,753
Stepan Company	3,070	177,231
Westlake Chemical	38,700	4,050,342

		237,896,136

Construction Materials - 0.1%
Ash Grove Cement [4]	39,610	7,486,290

Containers & Packaging - 1.2%
AptarGroup	41,300	2,483,369
Bemis Company	464,800	18,131,848
Greif Cl. A	586,801	28,770,853
Myers Industries	38,000	764,180
Sealed Air	13	354
Sonoco Products	359,778	14,009,755

		64,160,359

Metals & Mining - 1.5%
Agnico Eagle Mines	47,000	1,244,090
Carpenter Technology	312,775	18,175,355
Commercial Metals	85,000	1,440,750
Gold Fields ADR [3]	396,200	1,810,634
IAMGOLD Corporation	896,620	4,258,945
Olympic Steel	39,297	1,091,671
Reliance Steel & Aluminum	451,513	33,082,357
Sims Metal Management ADR	1,000,000	8,790,000
Worthington Industries	308,300	10,614,769

		80,508,571

Paper & Forest Products - 0.9%
Deltic Timber	172,000	11,204,080
Domtar Corporation	184,600	14,660,932
Schweitzer-Mauduit International	373,698	22,619,940

		48,484,952

Total		438,536,308

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network	284,203	14,815,502

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	822,190	24,295,714
USA Mobility	143,566	2,032,895

		26,328,609

Total		41,144,111

Utilities – 2.7%
Electric Utilities - 0.9%
ALLETE	199,147	9,618,800
ITC Holdings	250,000	23,465,000
PNM Resources	638,900	14,458,307

		47,542,107

Gas Utilities - 1.1%
AGL Resources	312,558	14,387,044
National Fuel Gas	61,676	4,240,842
Piedmont Natural Gas	539,500	17,738,760
UGI Corporation	660,076	25,828,774

		62,195,420

Water Utilities - 0.7%
Aqua America	1,024,708	25,341,017
Consolidated Water	25,427	380,642
SJW	400,400	11,219,208

		36,940,867

Total		146,678,394

Miscellaneous [5] – 2.5%
Total		137,463,127

TOTAL COMMON STOCKS
(Cost $3,141,491,956)		4,955,648,197

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.1%
Leucadia National 3.75%
Conv. Senior Note due 4/15/14
(Cost $3,000,000)	$3,000,000	3,896,820

REPURCHASE AGREEMENT – 8.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $475,129,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25%-3.00% due 9/8/14-12/31/14, valued
at $484,635,900)
(Cost $475,129,000)		475,129,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $38,024,739)		38,024,739

TOTAL INVESTMENTS – 100.7%
(Cost $3,657,645,695)		5,472,698,756

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(40,542,134)

NET ASSETS – 100.0%		$5,432,156,622

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 77.0%

Consumer Discretionary – 8.0%
Auto Components - 1.0%
Drew Industries	44,900	$2,044,746
Nokian Renkaat	28,000	1,422,008

		3,466,754

Automobiles - 0.7%
Thor Industries	44,850	2,603,094

Distributors - 0.9%
Genuine Parts	7,420	600,204
LKQ Corporation [1]	75,800	2,414,988

		3,015,192

Diversified Consumer Services - 0.0%
Sotheby’s	2,000	98,260

Household Durables - 1.6%
Ethan Allen Interiors	55,900	1,557,933
Garmin	8,120	366,943
Harman International Industries	13,300	880,859
Mohawk Industries [1]	13,200	1,719,300
NVR [1]	1,025	942,169

		5,467,204

Media - 0.1%
IMAX Corporation [1,3]	15,600	471,744

Multiline Retail - 0.2%
Dollar Tree [1]	12,700	725,932

Specialty Retail - 2.6%
Advance Auto Parts	6,661	550,732
Ascena Retail Group [1]	40	797
Lewis Group	77,500	504,278
Luk Fook Holdings (International)	250,000	784,886
Monro Muffler Brake	33,400	1,552,766
Ross Stores	25,400	1,849,120
Signet Jewelers	41,820	2,996,403
USS	70,000	1,011,954

		9,250,936

Textiles, Apparel & Luxury Goods - 0.9%
Daphne International Holdings [3]	728,800	442,586
Gildan Activewear	12,600	585,144
Stella International Holdings	701,100	1,802,490
Wolverine World Wide	2,900	168,867

		2,999,087

Total		28,098,203

Consumer Staples – 0.9%
Food & Staples Retailing - 0.1%
FamilyMart	10,500	453,456

Food Products - 0.8%
Darling International [1]	95,500	2,020,780
First Resources	383,900	584,472

		2,605,252

Total		3,058,708

Energy – 3.9%
Energy Equipment & Services - 3.9%
CARBO Ceramics	12,150	1,204,187
Ensign Energy Services	24,800	424,709
Helmerich & Payne	34,200	2,358,090
Oil States International [1]	21,300	2,203,698
Pason Systems	72,700	1,602,851
SEACOR Holdings	6,600	596,904
TGS-NOPEC Geophysical	50,200	1,477,637
Tidewater	32,900	1,950,641
Trican Well Service	125,600	1,708,321

		13,527,038

Oil, Gas & Consumable Fuels - 0.0%
Energen Corporation	1,500	114,585

Total		13,641,623

Financials – 12.3%
Capital Markets - 8.9%
Affiliated Managers Group [1]	5,760	1,052,006
AllianceBernstein Holding L.P.	95,441	1,895,458
ARA Asset Management	682,000	888,821
Ashmore Group	345,600	2,183,698
Blackstone Group L.P.	60,000	1,493,400
Coronation Fund Managers	200,000	1,366,500
Egyptian Financial Group-Hermes Holding
Company [1]	298,500	320,090
Federated Investors Cl. B	91,500	2,485,140
Invesco	32,400	1,033,560
Jupiter Fund Management	375,900	2,233,360
KKR & Co. L.P.	126,700	2,607,486
Lazard Cl. A	88,500	3,187,770
Schwab (Charles)	78,700	1,663,718
SEI Investments	58,000	1,792,780
Sprott	600,000	1,630,989
State Street	30,300	1,992,225
TD Ameritrade Holding Corporation	50,600	1,324,708
Value Partners Group	3,185,000	1,930,079

		31,081,788

Diversified Financial Services - 1.6%
Bolsa Mexicana de Valores	706,000	1,687,669
Moody’s Corporation	39,900	2,806,167
Warsaw Stock Exchange	100,000	1,218,758

		5,712,594

Insurance - 1.0%
Alleghany Corporation [1]	890	364,589
Marsh & McLennan	73,900	3,218,345

		3,582,934

Real Estate Management & Development - 0.8%
Jones Lang LaSalle	7,430	648,639
Kennedy-Wilson Holdings	28,000	519,680
Midland Holdings	3,929,300	1,616,120

		2,784,439

Total		43,161,755

Health Care – 4.6%
Biotechnology - 0.9%
Cubist Pharmaceuticals [1]	39,500	2,510,225
Myriad Genetics [1]	19,258	452,563

		2,962,788

Health Care Equipment & Supplies - 1.9%
Analogic Corporation	20,940	1,730,482
Atrion Corporation	6,325	1,636,783
DENTSPLY International	58,500	2,539,485
West Pharmaceutical Services	20,800	855,920

		6,762,670

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories Cl. A [1]	6,400	752,384
Mettler-Toledo International [1]	8,200	1,968,738
Techne Corporation	13,500	1,080,810
Waters Corporation [1]	13,250	1,407,283

		5,209,215

Pharmaceuticals - 0.3%
Adcock Ingram Holdings	157,500	1,075,334

Total		16,010,007

Industrials – 19.9%
Aerospace & Defense - 1.1%
HEICO Corporation	27,343	1,852,215
Teledyne Technologies [1]	23,800	2,021,334

		3,873,549

Air Freight & Logistics - 2.4%
Expeditors International of Washington	85,500	3,767,130
Forward Air	66,200	2,671,170
UTi Worldwide	136,600	2,064,026

		8,502,326

Building Products - 0.3%
AAON	39,475	1,048,456

Commercial Services & Supplies - 1.6%
Cintas Corporation	31,400	1,607,680
Copart [1]	26,180	832,262
Heritage-Crystal Clean [1]	119,427	2,152,075
Kaba Holding	1,800	796,152
Team [1]	9,176	364,746

		5,752,915

Construction & Engineering - 2.6%
Fluor Corporation	35,800	2,540,368
Jacobs Engineering Group [1]	54,630	3,178,373
KBR	99,200	3,237,888

		8,956,629

Electrical Equipment - 0.7%
EnerSys	8,000	485,040
Powell Industries [1]	31,480	1,929,409

		2,414,449

Industrial Conglomerates - 0.5%
Raven Industries	50,400	1,648,584

Machinery - 4.2%
Burckhardt Compression Holding	2,000	788,411
Chart Industries [1]	1,600	196,864
Donaldson Company	88,700	3,382,131
Foster (L.B.) Company	33,700	1,541,438
Graco	30,400	2,251,424
Kennametal	58,500	2,667,600
Lincoln Electric Holdings	3,000	199,860
Pfeiffer Vacuum Technology	12,000	1,469,196
Sun Hydraulics	7,500	271,875
Valmont Industries	14,670	2,037,810

		14,806,609

Marine - 0.5%
Clarkson	33,300	1,212,962
Kirby Corporation [1]	5,700	493,335

		1,706,297

Professional Services - 4.1%
Acacia Research	116,240	2,680,494
Advisory Board (The) [1]	26,900	1,600,012
Equifax	24,150	1,445,377
ManpowerGroup	42,125	3,064,173
Towers Watson & Company Cl. A	25,650	2,743,524
Verisk Analytics Cl. A [1]	40,800	2,650,368

		14,183,948

Road & Rail - 1.5%
Landstar System	44,000	2,463,120
Patriot Transportation Holding [1]	79,512	2,689,891

		5,153,011

Trading Companies & Distributors - 0.4%
Applied Industrial Technologies	30,500	1,570,750

Total		69,617,523

Information Technology – 14.6%
Communications Equipment - 0.5%
ADTRAN	31,950	851,148
Plantronics	22,187	1,021,711

		1,872,859

Computers & Peripherals - 0.6%
Western Digital	30,265	1,918,801

Electronic Equipment, Instruments & Components - 6.3%
Amphenol Corporation Cl. A	23,900	1,849,382
Anixter International [1]	38,500	3,374,910
AVX Corporation	75,763	994,768
Coherent	55,800	3,428,910
DTS [1]	56,300	1,182,300
FEI Company	31,100	2,730,580
FLIR Systems	95,700	3,004,980
IPG Photonics	27,014	1,521,158
National Instruments	83,850	2,593,481
Rogers Corporation [1]	1,168	69,473
Trimble Navigation [1]	44,200	1,313,182

		22,063,124

Internet Software & Services - 0.6%
Stamps.com [1]	4,300	197,499
Support.com [1]	375,645	2,047,265

		2,244,764

IT Services - 2.2%
Computer Task Group	30,400	491,264
Fiserv [1]	23,930	2,418,127
MAXIMUS	52,200	2,351,088
Sapient Corporation [1]	119,800	1,865,286
Total System Services	13,800	405,996

		7,531,761

Office Electronics - 0.4%
Zebra Technologies Cl. A [1]	32,170	1,464,700

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices	56,700	2,667,735
Diodes [1]	102,700	2,516,150
Teradyne [1]	122,400	2,022,048
Veeco Instruments [1]	30,400	1,131,792

		8,337,725

Software - 1.6%
ANSYS [1]	27,500	2,379,300
MICROS Systems [1]	33,550	1,675,487
SimCorp	49,000	1,648,709

		5,703,496

Total		51,137,230

Materials – 7.7%
Chemicals - 2.9%
Airgas	14,400	1,527,120
Cabot Corporation	37,500	1,601,625
Innospec	38,528	1,797,716
Intrepid Potash	3,100	48,608
Minerals Technologies	11,100	548,007
Sigma-Aldrich Corporation	18,040	1,538,812
Tronox Cl. A	39,800	973,906
Victrex	36,400	941,080
Westlake Chemical	11,800	1,234,988

		10,211,862

Containers & Packaging - 0.6%
Greif Cl. A	44,500	2,181,835

Metals & Mining - 3.6%
Compass Minerals International	24,400	1,860,988
Fresnillo	48,000	756,091
Hochschild Mining	200,000	586,690
Major Drilling Group International	212,000	1,525,091
Pan American Silver	195,300	2,060,415
Randgold Resources ADR	26,700	1,909,851
Reliance Steel & Aluminum	34,580	2,533,677
Sims Metal Management ADR	137,800	1,211,262

		12,444,065

Paper & Forest Products - 0.6%
Stella-Jones	21,000	2,110,092

Total		26,947,854

Utilities – 0.2%
Gas Utilities - 0.2%
UGI Corporation	16,800	657,384

Total		657,384

Miscellaneous [5] – 4.9%
Total		17,156,323

TOTAL COMMON STOCKS
(Cost $199,825,888)		269,486,610

REPURCHASE AGREEMENT – 14.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $49,094,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 9/8/14, valued at $50,079,250)
(Cost $49,094,000)		49,094,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $857,523)		857,523

TOTAL INVESTMENTS – 91.3%
(Cost $249,777,411)		319,438,133

CASH AND OTHER ASSETS
LESS LIABILITIES – 8.7%		30,525,890

NET ASSETS – 100.0%		$349,964,023

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 92.6%

Consumer Discretionary – 13.5%
Auto Components - 1.8%
Dana Holding Corporation	543,036	$12,402,942
Fuel Systems Solutions [1]	407,900	8,019,314
Spartan Motors	659,406	4,002,595
Tower International [1]	638,868	12,770,971
Visteon Corporation [1]	82,700	6,255,428

		43,451,250

Automobiles - 0.1%
Winnebago Industries [1]	113,336	2,942,203

Distributors - 0.5%
VOXX International Cl. A [1]	899,894	12,328,548

Diversified Consumer Services - 0.3%
DeVry	258,100	7,887,536

Hotels, Restaurants & Leisure - 1.8%
Carrols Restaurant Group [1]	966,395	5,895,009
Isle of Capri Casinos [1]	936,036	7,076,432
Jamba [1]	579,650	7,755,717
Krispy Kreme Doughnuts [1]	114,623	2,216,809
Orient-Express Hotels Cl. A [1]	993,019	12,889,387
Ruby Tuesday [1]	800,100	6,000,750

		41,834,104

Household Durables - 1.6%
Comstock Holding Companies Cl. A [1,3]	798,590	1,445,448
Dixie Group [1,2]	820,519	9,140,582
Ethan Allen Interiors	196,800	5,484,816
Kid Brands [1,2]	1,167,959	1,716,900
La-Z-Boy	228,341	5,185,624
M.D.C. Holdings	204,350	6,132,543
Standard Pacific [1,3]	696,300	5,507,733
ZAGG [1,3]	843,281	3,794,764

		38,408,410

Internet & Catalog Retail - 0.7%
dELiA*s [1,3]	1,674,115	2,025,679
Gaiam Cl. A [1]	716,304	3,588,683
1-800-FLOWERS.COM Cl. A [1]	308,827	1,522,517
Vitacost.com [1,3]	1,174,622	9,984,287

		17,121,166

Leisure Equipment & Products - 0.5%
Black Diamond [1,3]	336,145	4,087,523
Callaway Golf	950,926	6,770,593

		10,858,116

Media - 1.6%
Ballantyne Strong [1]	474,897	2,023,062
FAB Universal [1,3]	310,300	2,286,911
Harris Interactive [1]	2,240,035	4,480,070
Martha Stewart Living Omnimedia Cl. A [1]	1,505,757	3,463,241
McClatchy Company (The) Cl. A [1]	2,060,958	6,182,874
Media General Cl. A [1]	505,043	7,201,913
New York Times Cl. A [1]	852,900	10,720,953

		36,359,024

Multiline Retail - 0.3%
Dillard’s Cl. A	28,000	2,192,400
J.C. Penney Company [1,3]	433,431	3,822,861

		6,015,261

Specialty Retail - 1.8%
bebe stores	1,086,621	6,617,522
Brown Shoe	160,359	3,763,626
Coldwater Creek [1,3]	556,403	957,013
Destination Maternity	189,600	6,029,280
MarineMax [1]	667,350	8,141,670
Pacific Sunwear of California [1,3]	588,201	1,764,603
Penske Automotive Group	69,500	2,969,735
Sears Hometown and Outlet Stores [1]	73,800	2,343,150
West Marine [1]	856,347	10,447,433

		43,034,032

Textiles, Apparel & Luxury Goods - 2.5%
Delta Apparel [1]	34,198	566,319
Joe’s Jeans [1,3]	624,000	667,680
Jones Group (The)	1,115,171	16,738,717
Quiksilver [1]	1,530,145	10,756,919
Skechers U.S.A. Cl. A [1]	406,858	12,657,353
Unifi [1]	758,534	17,719,354

		59,106,342

Total		319,345,992

Consumer Staples – 0.5%
Food & Staples Retailing - 0.2%
SUPERVALU [1]	631,300	5,195,599

Food Products - 0.0%
Inventure Foods [1]	162,012	1,701,126

Household Products - 0.3%
Central Garden & Pet [1]	916,064	6,449,091

Total		13,345,816

Energy – 6.0%
Energy Equipment & Services - 2.8%
Basic Energy Services [1]	588,195	7,434,785
Cal Dive International [1,3]	1,187,431	2,434,233
Hercules Offshore [1]	971,600	7,160,692
Key Energy Services [1]	988,900	7,209,081
Matrix Service [1]	766,587	15,040,437
Newpark Resources [1]	701,377	8,879,433
Patterson-UTI Energy	481,100	10,285,918
Willbros Group [1]	775,200	7,116,336

		65,560,915

Oil, Gas & Consumable Fuels - 3.2%
Goodrich Petroleum [1,3]	425,200	10,328,108
Matador Resources [1]	363,636	5,938,176
PDC Energy [1]	176,700	10,520,718
Pengrowth Energy	1,238,200	7,330,144
Penn Virginia [1]	940,550	6,254,658
Scorpio Tankers	672,626	6,564,830
StealthGas [1]	827,745	7,565,589
Stone Energy [1]	428,935	13,910,362
Swift Energy [1,3]	681,051	7,777,602

		76,190,187

Total		141,751,102

Financials – 10.9%
Capital Markets - 1.3%
Evercore Partners Cl. A	34,500	1,698,435
Harris & Harris Group [1]	932,997	2,798,991
Piper Jaffray [1]	404,900	13,884,021
Stifel Financial [1]	274,900	11,331,378

		29,712,825

Commercial Banks - 3.6%
BancorpSouth	434,000	8,653,960
BankUnited	307,498	9,590,863
Boston Private Financial Holdings	961,846	10,676,490
Columbia Banking System	291,400	7,197,580
First Bancorp	167,408	2,419,046
FirstMerit Corporation	192,700	4,183,517
Guaranty Bancorp	229,730	3,145,004
Old National Bancorp	375,800	5,336,360
State Bank Financial	289,059	4,587,366
Trustmark Corporation	412,800	10,567,680
Umpqua Holdings	534,000	8,661,480
Valley National Bancorp	467,468	4,651,307
Virginia Commerce Bancorp [1]	185,667	2,883,408
Western Alliance Bancorp [1]	191,500	3,625,095

		86,179,156

Insurance - 2.7%
Ambac Financial Group [1]	427,600	7,756,664
Argo Group International Holdings	110,150	4,723,232
Assured Guaranty	552,600	10,361,250
Fidelity National Financial	306,600	8,155,560
Hilltop Holdings [1]	527,524	9,759,194
Kemper Corporation	254,300	8,544,480
Navigators Group [1]	80,282	4,637,891
Old Republic International	553,400	8,522,360
Tower Group International	123,242	862,694

		63,323,325

Real Estate Investment Trusts (REITs) - 1.8%
LaSalle Hotel Properties	581,300	16,578,676
Mack-Cali Realty	384,950	8,445,803
PennyMac Mortgage Investment Trust	333,100	7,554,708
RAIT Financial Trust	380,500	2,693,940
Rouse Properties	389,233	8,010,415

		43,283,542

Real Estate Management & Development - 0.0%
Maui Land & Pineapple [1]	205,561	830,466

Thrifts & Mortgage Finance - 1.5%
Berkshire Hills Bancorp	168,200	4,223,502
BofI Holding [1,3]	30,438	1,974,209
Brookline Bancorp	298,700	2,810,767
MGIC Investment [1]	1,137,985	8,284,531
Radian Group	697,600	9,717,568
Washington Federal	400,500	8,282,340

		35,292,917

Total		258,622,231

Health Care – 4.5%
Health Care Equipment & Supplies - 2.1%
Accuray [1]	916,300	6,771,457
Alere [1]	381,200	11,653,284
AngioDynamics [1]	531,803	7,019,800
Exactech [1]	320,423	6,456,523
Invacare Corporation	685,000	11,829,950
Merit Medical Systems [1]	554,400	6,724,872

		50,455,886

Health Care Providers & Services - 0.6%
Kindred Healthcare	528,900	7,103,127
Select Medical Holdings	834,014	6,730,493

		13,833,620

Health Care Technology - 0.4%
Allscripts Healthcare Solutions [1]	648,600	9,644,682

Life Sciences Tools & Services - 1.0%
Albany Molecular Research [1]	764,710	9,857,112
Cambrex Corporation [1]	947,354	12,505,073

		22,362,185

Pharmaceuticals - 0.4%
Mallinckrodt [1]	220,905	9,739,701

Total		106,036,074

Industrials – 20.5%
Aerospace & Defense - 1.9%
Curtiss-Wright	150,800	7,081,568
GenCorp [1,3]	50,561	810,493
Hexcel Corporation [1]	328,947	12,763,144
Kratos Defense & Security Solutions [1]	985,502	8,159,956
LMI Aerospace [1]	619,135	8,271,644
Moog Cl. A [1]	121,400	7,122,538

		44,209,343

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings [1]	145,400	6,704,394
XPO Logistics [1,3]	387,600	8,399,292

		15,103,686

Airlines - 0.1%
Republic Airways Holdings [1]	246,347	2,931,529

Building Products - 2.7%
Apogee Enterprises	383,641	11,386,465
Builders FirstSource [1]	795,400	4,676,952
Griffon Corporation	592,800	7,433,712
Insteel Industries	416,117	6,699,484
NCI Building Systems [1]	1,133,790	14,444,485
PGT [1]	587,008	5,817,249
Quanex Building Products	748,500	14,094,255

		64,552,602

Commercial Services & Supplies - 1.4%
ABM Industries	314,300	8,366,666
Interface	610,000	12,102,400
TRC Companies [1,2]	1,702,926	12,601,652

		33,070,718

Construction & Engineering - 2.8%
Aegion Corporation [1]	579,953	13,762,285
Ameresco Cl. A [1]	580,799	5,819,606
Furmanite Corporation [1]	1,067,030	10,563,597
Layne Christensen [1]	505,387	10,087,524
MasTec [1]	203,995	6,181,048
Northwest Pipe [1]	378,583	12,447,809
Pike Electric	531,021	6,011,158

		64,873,027

Electrical Equipment - 0.7%
General Cable	448,944	14,253,972
Magnetek [1]	156,017	2,763,061

		17,017,033

Machinery - 7.2%
Albany International Cl. A	333,100	11,948,297
Astec Industries	379,728	13,655,019
Barnes Group	430,849	15,045,247
CIRCOR International	215,480	13,398,546
Commercial Vehicle Group [1]	1,087,240	8,654,430
Dynamic Materials	305,199	7,074,513
Federal Signal [1]	1,270,379	16,349,778
Flow International [1]	777,572	3,102,512
Hardinge [2]	622,791	9,622,121
Hurco Companies	198,595	5,135,667
John Bean Technologies	163,800	4,075,344
Lydall [1]	369,200	6,339,164
Meritor [1]	1,485,421	11,675,409
Mueller Industries	245,714	13,678,898
Mueller Water Products Cl. A	1,823,729	14,571,595
NN	492,083	7,656,811
Trinity Industries	174,050	7,893,168

		169,876,519

Marine - 0.4%
Diana Shipping [1]	652,000	7,869,640
Genco Shipping & Trading [1,3]	561,200	2,205,516

		10,075,156

Professional Services - 0.5%
CTPartners Executive Search [1,2]	410,937	1,808,123
Hill International [1,3]	639,507	2,110,373
Hudson Global [1]	739,944	2,397,419
Kelly Services Cl. A	325,700	6,341,379

		12,657,294

Road & Rail - 0.7%
Arkansas Best	297,439	7,635,259
Swift Transportation Cl. A [1]	471,634	9,522,291

		17,157,550

Trading Companies & Distributors - 1.1%
Aceto Corporation	483,360	7,550,083
AerCap Holdings [1]	413,300	8,042,818
Kaman Corporation	289,331	10,954,072

		26,546,973

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1]	339,500	7,105,735

Total		485,177,165

Information Technology – 24.3%
Communications Equipment - 3.0%
ARRIS Group [1]	457,000	7,796,420
Aviat Networks [1]	1,940,984	5,007,739
Ciena Corporation [1,3]	534,400	13,349,312
ClearOne [1]	377,134	3,058,557
EMCORE Corporation [1,3]	416,000	1,867,840
Emulex Corporation [1]	984,425	7,639,138
Finisar Corporation [1]	402,155	9,100,768
Oclaro [1,3]	1,018,377	1,802,527
Oplink Communications [1]	512,036	9,636,517
Symmetricom [1]	1,286,904	6,202,877
UTStarcom Holdings [1]	293,697	807,667
Westell Technologies Cl. A [1]	1,219,531	4,085,429

		70,354,791

Computers & Peripherals - 1.2%
Avid Technology [1]	793,196	4,759,176
Cray [1]	263,559	6,343,865
Datalink Corporation [1]	668,633	9,039,918
Dot Hill Systems [1]	1,688,471	3,613,328
Interphase Corporation [1,2]	374,001	1,694,224
Intevac [1]	463,094	2,713,731

		28,164,242

Electronic Equipment, Instruments & Components - 6.6%
Benchmark Electronics [1]	634,700	14,528,283
CTS Corporation	440,103	6,940,424
Echelon Corporation [1,3]	1,241,586	2,967,391
FEI Company	104,575	9,181,685
Frequency Electronics	223,663	2,612,384
GSI Group [1]	343,850	3,280,329
Identive Group [1,3]	762,375	533,662
Ingram Micro Cl. A [1]	707,300	16,303,265
KEMET Corporation [1]	1,559,654	6,519,354
Maxwell Technologies [1]	357,661	3,247,562
Mercury Systems [1]	640,278	6,396,377
Newport Corporation [1]	804,484	12,574,085
Park Electrochemical	366,034	10,486,874
Planar Systems [1,2,3]	1,620,599	2,917,078
RadiSys Corporation [1]	1,061,643	3,407,874
Sanmina Corporation [1]	1,174,831	20,547,794
SigmaTron International [1,2]	354,872	1,919,858
TTM Technologies [1]	797,900	7,779,525
Viasystems Group [1]	307,947	4,449,834
Vishay Intertechnology [1,3]	949,423	12,238,062
Vishay Precision Group [1]	124,242	1,807,721
Zygo Corporation [1]	359,407	5,743,324

		156,382,745

Internet Software & Services - 2.1%
Bankrate [1,3]	284,300	5,848,051
Blucora [1]	351,030	8,066,670
EarthLink	1,588,700	7,864,065
Mediabistro [1]	133,815	198,046
Monster Worldwide [1]	1,297,900	5,736,718
Perficient [1]	356,526	6,545,817
QuinStreet [1]	874,539	8,264,394
Support.com [1]	1,150,834	6,272,045
ValueClick [1,3]	97,091	2,024,347

		50,820,153

IT Services - 0.2%
CIBER [1]	1,538,273	5,076,301

Semiconductors & Semiconductor Equipment - 10.4%
Advanced Energy Industries [1]	620,107	10,864,275
Alpha & Omega Semiconductor [1]	851,781	7,163,478
ANADIGICS [1]	2,219,614	4,372,640
ATMI [1]	584,307	15,495,822
Axcelis Technologies [1]	1,210,794	2,554,775
AXT [1]	639,230	1,495,798
Brooks Automation	1,198,800	11,160,828
BTU International [1,2]	723,141	2,162,192
Cohu	500,826	5,464,012
Exar Corporation [1]	781,337	10,477,729
Fairchild Semiconductor International [1]	962,120	13,363,847
FormFactor [1]	1,000,561	6,863,848
Integrated Silicon Solution [1]	300,775	3,275,440
International Rectifier [1]	629,702	15,597,719
Intersil Corporation Cl. A	849,399	9,538,751
Kulicke & Soffa Industries [1]	772,500	8,922,375
LTX-Credence Corporation [1]	1,363,705	8,973,179
Microsemi Corporation [1]	617,554	14,975,684
Mindspeed Technologies [1,3]	708,300	2,153,232
Nanometrics [1]	793,671	12,793,976
NeoPhotonics Corporation [1]	848,255	6,268,604
Pericom Semiconductor [1,2]	1,380,517	10,768,033
Rubicon Technology [1,3]	949,823	11,502,357
Rudolph Technologies [1]	671,911	7,659,785
SemiLEDs Corporation [1,3]	1,316,940	1,435,465
Spire Corporation [1,2,4]	592,520	237,008
SunEdison [1]	1,502,034	11,971,211
SunPower Corporation [1,3]	514,853	13,468,554
TriQuint Semiconductor [1]	1,219,114	9,911,397
Ultra Clean Holdings [1]	442,806	3,059,789
Vitesse Semiconductor [1]	927,978	2,821,053

		246,772,856

Software - 0.8%
Actuate Corporation [1]	759,783	5,584,405
Cinedigm Digital Cinema Cl. A [1]	1,664,636	2,496,954
Mentor Graphics	404,900	9,462,513
Smith Micro Software [1]	1,711,903	1,540,713

		19,084,585

Total		576,655,673

Materials – 7.4%
Chemicals - 3.0%
Chemtura Corporation [1]	456,350	10,491,486
Ferro Corporation [1]	413,911	3,770,729
Kraton Performance Polymers [1]	505,500	9,902,745
Material Sciences [1]	488,727	4,584,259
OM Group [1]	529,559	17,888,503
Quaker Chemical	63,305	4,624,430
Schulman (A.)	389,419	11,472,284
Zoltek Companies [1,3]	479,850	8,008,697

		70,743,133

Construction Materials - 0.3%
Texas Industries [1,3]	117,577	7,796,531

Metals & Mining - 4.0%
Carpenter Technology	236,136	13,721,863
Century Aluminum [1]	1,143,300	9,203,565
Commercial Metals	1,017,661	17,249,354
Haynes International	215,681	9,776,820
Kaiser Aluminum	244,300	17,406,375
Molycorp [1,3]	1,270,400	8,333,824
RTI International Metals [1]	422,500	13,536,900
US Silica Holdings	203,000	5,054,700

		94,283,401

Paper & Forest Products - 0.1%
Louisiana-Pacific Corporation [1]	145,900	2,566,381

Total		175,389,446

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications [1,3]	918,546	6,319,597

Total		6,319,597

Miscellaneous [5] – 4.7%
Total		112,614,670

TOTAL COMMON STOCKS
(Cost $1,710,264,315)		2,195,257,766

PREFERRED STOCK – 0.1%
Hovnanian Enterprises 7.25% Conv.
(Cost $1,134,843)	74,100	1,967,355

REPURCHASE AGREEMENT – 7.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $164,715,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25%-2.375% due 2/28/15, valued at
$168,011,544)
(Cost $164,715,000)		164,715,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.0%
U.S. Treasury Bonds
5.375%
due 2/15/31	$ 61,143	61,513
U.S. Treasury Notes
0.125%-4.25%
due 11/15/14-1/15/22	12,364,682	12,400,362
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		106,012,526

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $118,474,401)		118,474,401

TOTAL INVESTMENTS – 104.7%
(Cost $1,994,588,559)		2,480,414,522

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.7)%		(110,477,950)

NET ASSETS – 100.0%		$2,369,936,572

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 86.6%

Consumer Discretionary – 25.1%
Auto Components - 2.7%
Dorman Products	426,452	$21,130,697
Standard Motor Products [2]	2,234,946	71,875,863

		93,006,560

Hotels, Restaurants & Leisure - 0.5%
Bowl America Cl. A [2]	342,575	4,607,634
Frisch’s Restaurants [2]	505,100	12,188,063

		16,795,697

Household Durables - 0.6%
CSS Industries [2]	974,100	23,388,141

Media - 5.1%
Meredith Corporation	1,996,733	95,084,426
Scholastic Corporation [2]	2,877,011	82,426,365

		177,510,791

Specialty Retail - 16.2%
American Eagle Outfitters	5,923,882	82,875,109
Bed Bath & Beyond [1]	1,974,000	152,708,640
Buckle (The)	1,654,828	89,443,453
Children’s Place Retail Stores [1,2]	1,974,200	114,227,212
Finish Line (The) Cl. A [2]	4,958,900	123,327,843

		562,582,257

Total		873,283,446

Consumer Staples – 6.9%
Food & Staples Retailing - 2.5%
Arden Group Cl. A [2]	246,782	32,081,660
Weis Markets	1,126,340	55,123,079

		87,204,739

Food Products - 3.2%
J&J Snack Foods	477,621	38,553,567
Lancaster Colony	930,789	72,871,471

		111,425,038

Tobacco - 1.2%
Universal Corporation	766,602	39,043,040

Total		237,672,817

Health Care – 4.1%
Health Care Equipment & Supplies - 1.3%
Atrion Corporation [2]	178,500	46,192,230

Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories Cl. A [1]	820,000	96,399,200

Total		142,591,430

Industrials – 19.2%
Aerospace & Defense - 1.3%
National Presto Industries [2]	656,500	46,224,165

Commercial Services & Supplies - 4.4%
UniFirst Corporation [2]	1,444,900	150,876,458

Electrical Equipment - 7.8%
EnerSys [2]	2,744,000	166,368,720
Hubbell Cl. B	754,000	78,973,960
Regal-Beloit	396,800	26,954,624

		272,297,304

Industrial Conglomerates - 1.0%
Carlisle Companies	479,800	33,725,142

Machinery - 3.0%
Ampco-Pittsburgh [2]	729,147	13,066,314
Foster (L.B.) Company [2]	1,000,000	45,740,000
Hurco Companies [2]	471,398	12,190,353
Standex International	568,258	33,754,525

		104,751,192

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies	1,167,900	60,146,850

Total		668,021,111

Information Technology – 16.9%
Communications Equipment - 3.0%
Plantronics [2]	2,245,829	103,420,425

Electronic Equipment, Instruments & Components - 8.9%
AVX Corporation [2]	8,747,943	114,860,492
Littelfuse	1,072,358	83,879,843
Molex Cl. A	1,370,298	52,455,007
Park Electrochemical [2]	2,011,012	57,615,494

		308,810,836

IT Services - 0.2%
Computer Services [4]	244,016	7,498,612

Semiconductors & Semiconductor Equipment - 4.8%
Entegris [1]	5,001,183	50,762,007
Teradyne [1]	7,140,200	117,956,104

		168,718,111

Total		588,447,984

Materials – 14.4%
Chemicals - 9.5%
Hawkins [2]	1,027,510	38,778,227
Minerals Technologies [2]	3,251,600	160,531,492
NewMarket Corporation	123,479	35,550,839
Schulman (A.) [2]	1,537,215	45,286,354
Stepan Company	840,600	48,527,838

		328,674,750

Metals & Mining - 0.1%
Central Steel & Wire [4]	5,498	4,068,520

Paper & Forest Products - 4.8%
Clearwater Paper [1]	554,497	26,488,322
Schweitzer-Mauduit International [2]	2,346,978	142,062,578

		168,550,900

Total		501,294,170

TOTAL COMMON STOCKS
(Cost $2,145,707,739)		3,011,310,958

REPURCHASE AGREEMENT – 13.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $464,796,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25%-2.375% due 1/31/15-3/31/15,
valued at $474,095,441)
(Cost $464,796,000)		464,796,000

TOTAL INVESTMENTS – 100.0%
(Cost $2,610,503,739)		3,476,106,958

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(920,139)

NET ASSETS – 100.0%		$3,475,186,819

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 95.7%

Consumer Discretionary – 29.0%
Auto Components - 1.4%
Gentex Corporation	641,500	$16,415,985

Automobiles - 2.5%
Thor Industries	507,260	29,441,371

Household Durables - 1.0%
NVR [1]	13,710	12,602,095

Specialty Retail - 14.1%
American Eagle Outfitters	1,830,586	25,609,898
Ascena Retail Group [1]	1,592,664	31,741,793
Buckle (The)	663,997	35,889,038
GameStop Corporation Cl. A	594,807	29,532,167
Guess?	503,049	15,016,013
Jos. A. Bank Clothiers [1]	669,161	29,416,318

		167,205,227

Textiles, Apparel & Luxury Goods - 10.0%
Crocs [1]	1,869,742	25,447,189
Deckers Outdoor [1,3]	268,775	17,717,648
G-III Apparel Group [1]	499,858	27,287,248
Steven Madden [1]	561,451	30,222,907
Vera Bradley [1,3]	838,437	17,238,265

		117,913,257

Total		343,577,935

Consumer Staples – 2.1%
Personal Products - 2.1%
Nu Skin Enterprises Cl. A	255,057	24,419,157

Total		24,419,157

Energy – 10.4%
Energy Equipment & Services - 9.9%
Atwood Oceanics [1]	324,929	17,884,092
Helmerich & Payne	504,534	34,787,619
Oil States International [1]	282,477	29,225,071
Unit Corporation [1]	764,278	35,531,284

		117,428,066

Oil, Gas & Consumable Fuels - 0.5%
Cimarex Energy	54,392	5,243,389

Total		122,671,455

Financials – 13.1%
Capital Markets - 2.5%
Federated Investors Cl. B	1,082,640	29,404,503

Insurance - 7.6%
Allied World Assurance Company Holdings	179,186	17,809,297
Aspen Insurance Holdings	206,597	7,497,405
PartnerRe	321,074	29,391,114
Reinsurance Group of America	530,261	35,522,184

		90,220,000

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	1,251,400	35,195,435

Total		154,819,938

Health Care – 6.0%
Health Care Providers & Services - 6.0%
Chemed Corporation	372,883	26,661,134
Magellan Health Services [1]	376,825	22,594,427
MEDNAX [1]	211,864	21,271,146

Total		70,526,707

Industrials – 8.6%
Aerospace & Defense - 1.2%
Cubic Corporation	272,758	14,641,649

Commercial Services & Supplies - 0.7%
UniFirst Corporation	79,600	8,311,832

Machinery - 3.3%
Kennametal	379,652	17,312,131
Lincoln Electric Holdings	324,254	21,601,802

		38,913,933

Road & Rail - 0.9%
Knight Transportation	666,700	11,013,884

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies	564,898	29,092,247

Total		101,973,545

Information Technology – 17.4%
Communications Equipment - 4.3%
NETGEAR [1]	1,084,154	33,456,992
Plantronics	371,040	17,086,392

		50,543,384

Electronic Equipment, Instruments & Components - 4.0%
Littelfuse	25,458	1,991,325
MTS Systems	161,359	10,383,452
Vishay Intertechnology [1,3]	2,718,717	35,044,262

		47,419,039

IT Services - 4.8%
Convergys Corporation	1,391,898	26,098,088
ManTech International Cl. A	1,078,224	31,009,722

		57,107,810

Office Electronics - 0.4%
Zebra Technologies Cl. A [1]	94,560	4,305,317

Semiconductors & Semiconductor Equipment - 3.9%
Cabot Microelectronics [1]	138,550	5,336,946
MKS Instruments	665,793	17,703,436
Teradyne [1]	1,425,347	23,546,732

		46,587,114

Total		205,962,664

Materials – 9.1%
Chemicals - 5.1%
Innophos Holdings	329,098	17,369,792
Innospec	638,589	29,796,563
Westlake Chemical	127,113	13,303,647

		60,470,002

Metals & Mining - 2.4%
Reliance Steel & Aluminum	392,743	28,776,279

Paper & Forest Products - 1.6%
Schweitzer-Mauduit International	307,200	18,594,816

Total		107,841,097

Miscellaneous [5] – 0.0%
Total		661,046

TOTAL COMMON STOCKS
(Cost $891,929,699)		1,132,453,544

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $52,251,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$53,296,538)
(Cost $52,251,000)		52,251,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.8%
U.S. Treasury Bonds
5.375%
due 2/15/31	$5,948	5,984
U.S. Treasury Notes
0.125%-4.25%
due 11/15/14-1/15/22	1,495,768	1,499,334
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		19,097,764

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $20,603,082)		20,603,082

TOTAL INVESTMENTS – 101.9%
(Cost $964,783,781)		1,205,307,626

LIABILITIES LESS CASH AND OTHER ASSETS – (1.9)%		(22,058,814)

NET ASSETS – 100.0%		$1,183,248,812

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 97.4%

Consumer Discretionary – 12.0%
Hotels, Restaurants & Leisure - 3.3%
Buffalo Wild Wings [1]	124,900	$13,891,378
Churchill Downs	155,000	13,410,600
Cosi [1,3]	1,578,441	3,693,552
Red Robin Gourmet Burgers [1]	201,000	14,291,100

		45,286,630

Household Durables - 1.4%
iRobot Corporation [1]	297,000	11,187,990
UCP Cl. A [1]	580,000	8,607,200

		19,795,190

Internet & Catalog Retail - 1.0%
HomeAway [1,3]	465,500	13,034,000

Leisure Equipment & Products - 1.3%
Arctic Cat	311,000	17,742,550

Specialty Retail - 3.0%
Hibbett Sports [1,3]	60,000	3,369,000
Monro Muffler Brake	127,000	5,904,230
Tractor Supply	244,000	16,389,480
Zumiez [1]	557,000	15,336,995

		40,999,705

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s	189,200	14,358,388
Gildan Activewear	289,833	13,459,844

		27,818,232

Total		164,676,307

Consumer Staples – 2.0%
Food & Staples Retailing - 0.7%
United Natural Foods [1]	140,517	9,445,553

Food Products - 0.9%
Snyder’s-Lance	429,000	12,376,650

Personal Products - 0.4%
Female Health	556,000	5,487,720

Total		27,309,923

Energy – 2.6%
Energy Equipment & Services - 2.3%
Helmerich & Payne	88,000	6,067,600
Pason Systems	619,000	13,647,386
Trican Well Service	383,800	5,220,172
Unit Corporation [1]	127,400	5,922,826

		30,857,984

Oil, Gas & Consumable Fuels - 0.3%
Sprott Resource	1,515,000	4,265,327

Total		35,123,311

Financials – 11.7%
Capital Markets - 4.5%
Affiliated Managers Group [1]	113,000	20,638,320
Alaris Royalty	378,300	13,148,041
Northern Trust	308,000	16,752,120
Oaktree Capital Group LLC	224,600	11,757,810

		62,296,291

Commercial Banks - 4.5%
Associated Banc-Corp	880,000	13,631,200
Columbia Banking System	354,500	8,756,150
Enterprise Financial Services	735,800	12,346,724
Fifth Third Bancorp	772,800	13,941,312
Umpqua Holdings	822,300	13,337,706

		62,013,092

Diversified Financial Services - 1.1%
PICO Holdings [1]	716,222	15,513,369

Real Estate Management & Development - 0.9%
Jones Lang LaSalle	132,000	11,523,600

Thrifts & Mortgage Finance - 0.7%
Berkshire Hills Bancorp	394,592	9,908,205

Total		161,254,557

Health Care – 12.3%
Biotechnology - 5.8%
Actelion	308,000	21,864,986
Celldex Therapeutics [1,3]	273,000	9,672,390
Cubist Pharmaceuticals [1]	364,000	23,132,200
Myriad Genetics [1]	1,055,893	24,813,485

		79,483,061

Health Care Equipment & Supplies - 3.6%
Cerus Corporation [1,3]	2,629,500	17,643,945
Globus Medical [1,3]	601,677	10,505,281
Quidel Corporation [1,3]	237,000	6,730,800
Thoratec Corporation [1]	380,600	14,192,574

		49,072,600

Health Care Providers & Services - 0.7%
Healthways [1]	536,000	9,921,360

Life Sciences Tools & Services - 0.1%
Sequenom [1,3]	676,000	1,804,920

Pharmaceuticals - 2.1%
Medicines Company (The) [1]	432,000	14,480,640
UCB	247,000	15,033,591

		29,514,231

Total		169,796,172

Industrials – 17.4%
Building Products - 3.1%
Apogee Enterprises	701,198	20,811,557
Quanex Building Products	1,167,033	21,975,231

		42,786,788

Commercial Services & Supplies - 1.0%
UniFirst Corporation	136,400	14,242,888

Electrical Equipment - 2.9%
Acuity Brands	185,095	17,032,442
Capstone Turbine [1,3]	5,750,000	6,785,000
Powell Industries [1]	263,462	16,147,586

		39,965,028

Industrial Conglomerates - 1.3%
Carlisle Companies	255,900	17,987,211

Machinery - 2.0%
Tennant Company	143,437	8,893,094
Valmont Industries	10,400	1,444,664
Wabtec Corporation	263,464	16,563,982

		26,901,740

Professional Services - 1.3%
Huron Consulting Group [1]	342,514	18,019,661

Road & Rail - 0.9%
Celadon Group	667,000	12,452,890

Trading Companies & Distributors - 3.7%
Beacon Roofing Supply [1]	573,000	21,126,510
Grainger (W.W.)	52,600	13,765,946
Watsco	167,100	15,752,517

		50,644,973

Transportation Infrastructure - 1.2%
Wesco Aircraft Holdings [1]	754,000	15,781,220

Total		238,782,399

Information Technology – 28.5%
Communications Equipment - 5.9%
EXFO [1,3]	2,017,500	11,136,600
Infinera Corporation [1,3]	2,348,833	26,565,301
NumereX Corporation Cl. A [1,2]	1,098,100	12,024,195
Plantronics	285,000	13,124,250
Sierra Wireless [1]	1,141,200	18,681,444

		81,531,790

Computers & Peripherals - 1.1%
Immersion Corporation [1]	1,130,095	14,905,953

Electronic Equipment, Instruments & Components - 8.7%
FLIR Systems	505,000	15,857,000
InvenSense [1,3]	824,400	14,525,928
IPG Photonics	360,732	20,312,819
Littelfuse	172,744	13,512,036
Mercury Systems [1]	1,219,749	12,185,292
Methode Electronics	515,105	14,422,940
Rogers Corporation [1]	477,193	28,383,440

		119,199,455

Internet Software & Services - 1.2%
SciQuest [1]	756,877	16,999,458

IT Services - 2.4%
Blackhawk Network Holdings Cl. A [1,3]	344,000	8,266,320
Genpact [1]	1,307,000	24,676,160

		32,942,480

Semiconductors & Semiconductor Equipment - 4.0%
International Rectifier [1]	659,048	16,324,619
LSI Corporation	3,471,000	27,143,220
Ultratech [1]	391,041	11,848,542

		55,316,381

Software - 5.2%
Informatica Corporation [1]	303,000	11,807,910
Manhattan Associates [1]	100,000	9,545,000
PTC [1]	640,000	18,195,200
Splunk [1]	285,304	17,129,652
Tangoe [1,3]	595,000	14,196,700

		70,874,462

Total		391,769,979

Materials – 6.4%
Chemicals - 0.7%
Rockwood Holdings	150,000	10,035,000

Construction Materials - 1.6%
Eagle Materials	310,000	22,490,500

Metals & Mining - 4.1%
Horsehead Holding Corporation [1]	1,340,353	16,700,799
Reliance Steel & Aluminum	215,100	15,760,377
Worthington Industries	671,466	23,118,574

		55,579,750

Total		88,105,250

Miscellaneous [5] – 4.5%
Total		62,378,525

TOTAL COMMON STOCKS
(Cost $996,849,812)		1,339,196,423

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $37,545,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$38,297,813)
(Cost $37,545,000)		37,545,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 7.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $109,008,332)		109,008,332

TOTAL INVESTMENTS – 108.1%
(Cost $1,143,403,144)		1,485,749,755

LIABILITIES LESS CASH AND OTHER ASSETS – (8.1)%		(111,126,147)

NET ASSETS – 100.0%		$1,374,623,608

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 87.7%

Consumer Discretionary – 5.7%
Auto Components - 0.9%
Drew Industries	55,656	$2,534,574

Distributors - 0.9%
LKQ Corporation [1]	82,700	2,634,822

Household Durables - 1.5%
Ethan Allen Interiors	72,500	2,020,575
Harman International Industries	37,900	2,510,117

		4,530,692

Media - 0.6%
Morningstar	23,072	1,828,687

Specialty Retail - 1.8%
Ascena Retail Group [1]	167,300	3,334,289
Destination Maternity	61,500	1,955,700

		5,289,989

Total		16,818,764

Consumer Staples – 2.2%
Food Products - 2.2%
Darling International [1]	197,500	4,179,100
Sanderson Farms	36,200	2,361,688

Total		6,540,788

Energy – 8.2%
Energy Equipment & Services - 8.2%
Ensign Energy Services	187,000	3,202,446
Helmerich & Payne	47,725	3,290,639
Oil States International [1]	28,400	2,938,264
Pason Systems	213,000	4,696,112
SEACOR Holdings	41,500	3,753,260
Trican Well Service	245,000	3,332,314
Unit Corporation [1]	63,300	2,942,817

Total		24,155,852

Financials – 4.6%
Capital Markets - 4.6%
AllianceBernstein Holding L.P.	128,769	2,557,352
Federated Investors Cl. B	180,200	4,894,232
Lazard Cl. A	109,000	3,926,180
SEI Investments	69,000	2,132,790

Total		13,510,554

Health Care – 3.5%
Biotechnology - 0.9%
Myriad Genetics [1]	112,500	2,643,750

Health Care Equipment & Supplies - 0.7%
Atrion Corporation	7,300	1,889,094

Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories Cl. A [1]	19,500	2,292,420
PerkinElmer	62,400	2,355,600
Techne Corporation	11,800	944,708

		5,592,728

Total		10,125,572

Industrials – 28.8%
Aerospace & Defense - 1.3%
HEICO Corporation Cl. A	76,840	3,852,758

Air Freight & Logistics - 3.7%
Expeditors International of Washington	82,800	3,648,168
Forward Air	100,014	4,035,565
UTi Worldwide	206,300	3,117,193

		10,800,926

Building Products - 0.9%
Simpson Manufacturing	81,200	2,644,684

Commercial Services & Supplies - 1.2%
Heritage-Crystal Clean [1]	189,008	3,405,924

Construction & Engineering - 2.8%
Jacobs Engineering Group [1]	75,700	4,404,226
KBR	118,800	3,877,632

		8,281,858

Electrical Equipment - 2.7%
Global Power Equipment Group	197,000	3,961,670
GrafTech International [1,3]	278,300	2,351,635
Regal-Beloit	23,700	1,609,941

		7,923,246

Machinery - 6.0%
CIRCOR International	68,218	4,241,795
Hyster-Yale Materials Handling Cl. A	39,000	3,497,130
Kennametal	80,900	3,689,040
Lincoln Electric Holdings	27,550	1,835,381
Valmont Industries	20,300	2,819,873
Wabtec Corporation	26,200	1,647,194

		17,730,413

Professional Services - 7.4%
Acacia Research	137,690	3,175,132
Advisory Board (The) [1]	31,482	1,872,549
CRA International [1]	132,113	2,459,944
ICF International [1]	79,300	2,808,013
ManpowerGroup	49,166	3,576,335
Robert Half International	49,500	1,931,985
Towers Watson & Company Cl. A	38,900	4,160,744
Verisk Analytics Cl. A [1]	28,100	1,825,376

		21,810,078

Trading Companies & Distributors - 2.8%
Air Lease Cl. A	94,200	2,605,572
Applied Industrial Technologies	70,000	3,605,000
MSC Industrial Direct Cl. A	25,800	2,098,830

		8,309,402

Total		84,759,289

Information Technology – 21.3%
Communications Equipment - 1.4%
ADTRAN	157,400	4,193,136

Computers & Peripherals - 0.9%
Diebold	85,100	2,498,536

Electronic Equipment, Instruments & Components - 10.1%
Coherent	48,700	2,992,615
Dolby Laboratories Cl. A	52,500	1,811,775
DTS [1]	139,800	2,935,800
FARO Technologies [1]	65,687	2,770,021
FLIR Systems	109,400	3,435,160
IPG Photonics	35,600	2,004,636
Littelfuse	37,500	2,933,250
MTS Systems	30,600	1,969,110
National Instruments	95,200	2,944,536
Plexus Corporation [1]	86,300	3,210,360
Rofin-Sinar Technologies [1]	115,600	2,798,676

		29,805,939

Internet Software & Services - 0.9%
Envestnet [1]	89,300	2,768,300

IT Services - 1.0%
Sapient Corporation [1]	182,300	2,838,411

Office Electronics - 0.9%
Zebra Technologies Cl. A [1]	57,600	2,622,528

Semiconductors & Semiconductor Equipment - 4.5%
ATMI [1]	104,200	2,763,384
Cabot Microelectronics [1]	47,600	1,833,552
Diodes [1]	103,500	2,535,750
International Rectifier [1]	80,300	1,989,031
Nanometrics [1]	143,560	2,314,187
Veeco Instruments [1]	49,800	1,854,054

		13,289,958

Software - 1.6%
ANSYS [1]	34,000	2,941,680
Blackbaud	42,600	1,663,104

		4,604,784

Total		62,621,592

Materials – 8.9%
Chemicals - 1.2%
Innospec	75,400	3,518,164

Containers & Packaging - 1.1%
Greif Cl. A	67,800	3,324,234

Metals & Mining - 6.6%
Globe Specialty Metals	194,900	3,003,409
Haynes International	64,925	2,943,050
Major Drilling Group International	317,000	2,280,443
Randgold Resources ADR	26,900	1,924,157
Reliance Steel & Aluminum	64,900	4,755,223
Schnitzer Steel Industries Cl. A	78,500	2,161,890
Steel Dynamics	129,200	2,158,932

		19,227,104

Total		26,069,502

Miscellaneous [5] – 4.5%
Total		13,199,191

TOTAL COMMON STOCKS
(Cost $182,282,616)		257,801,104

REPURCHASE AGREEMENT – 12.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $36,424,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$37,156,388)
(Cost $36,424,000)		36,424,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $182,000)		182,000

TOTAL INVESTMENTS – 100.2%
(Cost $218,888,616)		294,407,104

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(554,543)

NET ASSETS – 100.0%		$293,852,561

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 94.2%

Consumer Discretionary – 12.1%
Auto Components - 2.1%
Standard Motor Products	3,600	$115,776

Diversified Consumer Services - 2.4%
Capella Education [1]	1,600	90,496
Corinthian Colleges [1]	17,800	38,982

		129,478

Household Durables - 2.0%
Lifetime Brands	7,100	108,559

Leisure Equipment & Products - 1.8%
Arctic Cat	600	34,230
Johnson Outdoors Cl. A [1]
	2,400	64,368

		98,598

Multiline Retail - 0.7%
Fred’s Cl. A	2,500	39,125

Specialty Retail - 1.0%
Big 5 Sporting Goods	3,500	56,280

Textiles, Apparel & Luxury Goods - 2.1%
Barry (R.G.)	3,200	60,512
Culp	2,900	54,259

		114,771

Total		662,587

Consumer Staples – 5.4%
Food & Staples Retailing - 1.6%
Village Super Market Cl. A	2,300	87,446

Food Products - 2.7%
Calavo Growers	2,200	66,528
John B. Sanfilippo & Son	3,600	83,484

		150,012

Household Products - 1.1%
Oil-Dri Corporation of America	1,700	57,358

Total		294,816

Energy – 6.4%
Energy Equipment & Services - 3.7%
Matrix Service [1]	4,000	78,480
Natural Gas Services Group [1]	2,400	64,368
Newpark Resources [1]	4,800	60,768

		203,616

Oil, Gas & Consumable Fuels - 2.7%
Hallador Energy	7,500	54,750
VAALCO Energy [1]	7,600	42,408
Warren Resources [1]	16,100	47,173

		144,331

Total		347,947

Financials – 6.8%
Consumer Finance - 1.1%
Nicholas Financial	3,700	60,273

Insurance - 5.7%
Baldwin & Lyons Cl. B	2,100	51,198
Donegal Group Cl. A	2,400	33,576
EMC Insurance Group	1,500	45,270
Employers Holdings	2,000	59,480
National Western Life Insurance Cl. A	200	40,354
Safety Insurance Group	700	37,079
United Fire Group	1,400	42,658

		309,615

Total		369,888

Health Care – 12.0%
Health Care Equipment & Supplies - 8.9%
Anika Therapeutics [1]	1,900	45,524
Atrion Corporation	200	51,756
CryoLife	8,000	56,000
Exactech [1]	3,400	68,510
ICU Medical [1]	600	40,758
Invacare Corporation	4,000	69,080
PhotoMedex [1]	5,900	93,810
Symmetry Medical [1]	6,900	56,304

		481,742

Health Care Providers & Services - 2.3%
Almost Family	1,900	36,917
National HealthCare	1,900	89,813

		126,730

Pharmaceuticals - 0.8%
SciClone Pharmaceuticals [1]	8,700	44,109

Total		652,581

Industrials – 16.6%
Aerospace & Defense - 1.0%
National Presto Industries	800	56,328

Commercial Services & Supplies - 2.6%
Consolidated Graphics [1]	1,000	56,060
Courier Corporation	3,500	55,370
Intersections	3,200	28,064

		139,494

Construction & Engineering - 2.2%
Comfort Systems USA	1,589	26,711
MYR Group [1]	3,900	94,770

		121,481

Machinery - 6.4%
Alamo Group	1,900	92,929
Lydall [1]	3,700	63,529
Miller Industries	5,420	92,032
Standex International	1,300	77,220
Twin Disc	800	20,904

		346,614

Professional Services - 4.4%
CDI Corporation	4,900	75,019
ICF International [1]	1,200	42,492
Korn/Ferry International [1]	3,000	64,200
VSE Corporation	1,300	61,035

		242,746

Total		906,663

Information Technology – 21.5%
Communications Equipment - 3.7%
Bel Fuse Cl. B	1,000	17,440
Comtech Telecommunications	4,100	99,712
Oplink Communications [1]	2,600	48,932
TESSCO Technologies	1,100	37,070

		203,154

Computers & Peripherals - 1.8%
QLogic Corporation [1]	5,100	55,794
Xyratex	3,900	43,407

		99,201

Electronic Equipment, Instruments & Components - 3.7%
Daktronics	5,200	58,188
Nam Tai Electronics	7,000	54,390
PC Connection	3,700	55,833
Richardson Electronics	3,000	34,110

		202,521

Internet Software & Services - 2.1%
Dice Holdings [1]	5,800	49,358
United Online	7,900	63,042

		112,400

IT Services - 3.3%
Computer Task Group	5,400	87,264
Forrester Research	1,600	58,816
Sykes Enterprises [1]	1,900	34,029

		180,109

Semiconductors & Semiconductor Equipment - 1.1%
Kulicke & Soffa Industries [1]
	5,400	62,370

Software - 5.8%
Actuate Corporation [1]	8,300	61,005
American Software Cl. A	8,000	68,320
Clicksoftware Technologies	9,100	55,419
ePlus	1,300	67,184
VASCO Data Security International [1]	8,000	63,120

		315,048

Total		1,174,803

Materials – 8.7%
Chemicals - 5.1%
Arabian American Development [1]	7,300	66,430
FutureFuel Corporation	4,900	88,004
KMG Chemicals	2,400	52,776
Schulman (A.)	1,400	41,244
Stepan Company	500	28,865

		277,319

Construction Materials - 1.0%
United States Lime & Minerals [1]	900	52,740

Metals & Mining - 2.6%
Haynes International	1,400	63,462
Materion Corporation	1,200	38,472
Nevsun Resources	13,500	42,795

		144,729

Total		474,788

Telecommunication Services – 1.4%
Diversified Telecommunication Services - 1.4%
Premiere Global Services [1]	7,900	78,684

Total		78,684

Miscellaneous [5] – 3.3%
Total		177,325

TOTAL COMMON STOCKS
(Cost $4,519,789)		5,140,082

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $342,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $350,438)
(Cost $342,000)		342,000

TOTAL INVESTMENTS – 100.5%
(Cost $4,861,789)		5,482,082

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(27,131)

NET ASSETS – 100.0%		$5,454,951

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 80.4%

Capital Markets - 42.9%
Affiliated Managers Group [1]	1,500	$273,960
AllianceBernstein Holding L.P.	14,500	287,970
Apollo Global Management LLC Cl. A	22,000	621,720
Artisan Partners Asset Management	15,000	785,400
Ashmore Group	70,000	442,300
Banque Privee Edmond de Rothschild	3	55,399
Blackstone Group L.P.	16,300	405,707
CETIP - Mercados Organizados	40,700	431,185
Citadel Capital [1]	150,000	70,521
Coronation Fund Managers	62,000	423,615
Cowen Group [1]	83,000	286,350
Daewoo Securities	3,800	34,794
Diamond Hill Investment Group	2,500	267,375
Egyptian Financial Group-Hermes Holding Company [1]	255,000	273,444
Federated Investors Cl. B	11,900	323,204
Financial Engines	6,800	404,192
GMP Capital	71,000	442,522
Invesco	13,800	440,220
Investec	8,500	55,098
IOOF Holdings	11,528	89,477
Jupiter Fund Management	105,000	623,843
KKR & Co. L.P.	18,300	376,614
Lazard Cl. A	17,100	615,942
Manning & Napier Cl. A	15,800	263,544
MVC Capital	3,800	49,628
Northern Trust	8,400	456,876
Oaktree Capital Group LLC	4,700	246,045
Och-Ziff Capital Management Group LLC Cl. A	15,300	168,147
Oppenheimer Holdings Cl. A	11,500	204,355
Partners Group Holding	1,000	245,148
Raymond James Financial	5,100	212,517
Reinet Investments [1]	5,500	105,658
Samsung Securities	1,791	78,411
Schwab (Charles)	18,800	397,432
SEI Investments	18,400	568,744
SHUAA Capital [1]	580,000	133,751
Silvercrest Asset Management Group Cl. A [1]	24,500	333,935
Sprott	117,500	319,402
State Street	8,500	558,875
Stifel Financial [1]	6,073	250,329
T. Rowe Price Group	3,500	251,755
TD Ameritrade Holding Corporation	15,500	405,790
Tokai Tokyo Financial Holdings	9,400	78,321
U.S. Global Investors Cl. A	178,300	509,938
UOB-Kay Hian Holdings	95,000	126,838
Value Partners Group	770,000	466,613
Vontobel Holding	3,000	116,769
Waddell & Reed Financial Cl. A	5,900	303,732
Westwood Holdings Group	5,300	254,665
WisdomTree Investments [1]	46,000	534,060

Total		15,672,130

Closed-End Funds - 0.5%
RIT Capital Partners	8,500	169,944

Total		169,944

Commercial Banks - 2.7%
BLOM Bank GDR	8,000	68,800
BOK Financial	4,100	259,735
First Citizens BancShares Cl. A	1,900	390,640
First Republic Bank	5,600	261,128

Total		980,303

Consumer Finance - 2.6%
Credit Acceptance [1]	848	93,967
Regional Management [1]	18,200	578,760
World Acceptance [1]	3,000	269,760

Total		942,487

Diversified Financial Services - 12.0%
Bolsa Mexicana de Valores	121,000	289,246
Bolsas y Mercados Espanoles	4,000	126,925
CRISIL	28,000	527,753
Hellenic Exchanges	36,000	309,262
Interactive Brokers Group	12,800	240,256
Japan Exchange Group	17,500	386,871
JSE	61,000	522,497
Leucadia National	9,801	266,979
Moody’s Corporation	9,600	675,168
MSCI Cl. A [1]	2,800	112,728
RHJ International [1]	94,000	493,412
Singapore Exchange	33,000	190,969
Warsaw Stock Exchange	19,000	231,564

Total		4,373,630

Insurance - 6.7%
Brown & Brown	2,600	83,460
E-L Financial	400	252,803
First American Financial	5,000	121,750
Greenlight Capital Re Cl. A [1]	9,000	255,960
Marsh & McLennan	18,700	814,385
Platinum Underwriters Holdings	5,500	328,515
RLI Corp.	1,100	96,162
State Auto Financial	11,000	230,340
Willis Group Holdings	6,100	264,313

Total		2,447,688

IT Services - 3.2%
Broadridge Financial Solutions	12,800	406,400
MasterCard Cl. A	700	470,946
Vantiv Cl. A [1]	10,000	279,400

Total		1,156,746

Media - 1.0%
Morningstar	4,600	364,596

Total		364,596

Professional Services - 2.8%
Towers Watson & Company Cl. A	6,500	695,240

Verisk Analytics Cl. A [1]	5,100	331,296

Total		1,026,536

Real Estate Management & Development - 2.1%
Kennedy-Wilson Holdings	19,676	365,186
Midland Holdings	800,000	329,040
Novation Companies [1,4]	223,459	78,211

Total		772,437

Software - 2.2%
Fair Isaac	7,400	409,072
SimCorp	12,000	403,766

Total		812,838

Trading Companies & Distributors - 1.2%
Air Lease Cl. A	15,700	434,262

Total		434,262

Miscellaneous [5] - 0.5%
Total		182,054

TOTAL COMMON STOCKS
(Cost $21,880,807)		29,335,651

REPURCHASE AGREEMENT – 18.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $6,658,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $6,793,481)
(Cost $6,658,000)		6,658,000

TOTAL INVESTMENTS – 98.7%
(Cost $28,538,807)		35,993,651

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.3%		484,634

NET ASSETS – 100.0%		$36,478,285

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 89.0%

Consumer Discretionary – 9.8%
Auto Components - 0.5%
Autoliv	33,300	$2,910,087

Automobiles - 0.3%
Thor Industries	33,040	1,917,642

Diversified Consumer Services - 0.5%
Benesse Holdings	4,000	145,277
Regis Corporation	127,800	1,876,104
Weight Watchers International	23,500	878,195

		2,899,576

Hotels, Restaurants & Leisure - 0.1%
Abu Dhabi National Hotels	642,000	396,776

Household Durables - 0.7%
Harman International Industries	44,100	2,920,743
Hunter Douglas	27,600	1,178,035

		4,098,778

Internet & Catalog Retail - 0.1%
PetMed Express	56,000	912,240

Media - 0.4%
Pico Far East Holdings	150,000	49,124
Saga Communications Cl. A	13,181	584,973
Value Line	169,000	1,492,270

		2,126,367

Specialty Retail - 5.8%
American Eagle Outfitters	350,300	4,900,697
Ascena Retail Group [1]	253,684	5,055,922
Buckle (The)	126,479	6,836,190
Cato Corporation (The) Cl. A	41,310	1,155,854
Fielmann	3,200	338,797
GameStop Corporation Cl. A	82,230	4,082,719
Guess?	109,700	3,274,545
Jos. A. Bank Clothiers [1]	86,649	3,809,090
Lewis Group	196,000	1,275,335
Shoe Carnival	46,744	1,262,555
Signet Jewelers	14,500	1,038,925
Stein Mart	29,200	400,624
Tiffany & Co.	6,566	503,087
USS	70,000	1,011,954

		34,946,294

Textiles, Apparel & Luxury Goods - 1.4%
Barry (R.G.)	16,575	313,433
Marimekko	22,500	321,437
Pandora	68,000	2,808,511
Stella International Holdings	604,000	1,552,852
Vera Bradley [1,3]	176,200	3,622,672

		8,618,905

Total		58,826,665

Consumer Staples – 2.5%
Food & Staples Retailing - 0.5%
FamilyMart	16,850	727,690
Village Super Market Cl. A	69,375	2,637,637

		3,365,327

Food Products - 1.2%
Hormel Foods	115,600	4,869,072
Industrias Bachoco ADR	6,100	240,767
J&J Snack Foods	10,300	831,416
Lancaster Colony	3,000	234,870
Lindt & Spruengli	4	190,192
Super Group	283,400	957,806

		7,324,123

Personal Products - 0.8%
Nu Skin Enterprises Cl. A	48,245	4,618,977

Total		15,308,427

Energy – 5.2%
Energy Equipment & Services - 4.2%
Core Laboratories	17,600	2,978,096
Ensco Cl. A	66,600	3,579,750
Ensign Energy Services	25,300	433,272
Helmerich & Payne	80,000	5,516,000
Oil States International [1]	45,900	4,748,814
TGS-NOPEC Geophysical	19,200	565,152
Tidewater	76,500	4,535,685
Transocean	68,100	3,030,450

		25,387,219

Oil, Gas & Consumable Fuels - 1.0%
Cimarex Energy	5,800	559,120
Golar LNG	10,700	403,069
HollyFrontier Corporation	97,000	4,084,670
Natural Resource Partners L.P.	37,500	714,375

		5,761,234

Total		31,148,453

Financials – 23.9%
Capital Markets - 11.9%
Alaris Royalty	5,000	173,778
AllianceBernstein Holding L.P.	155,100	3,080,286
Apollo Global Management LLC Cl. A	81,900	2,314,494
ARA Asset Management	1,388,200	1,809,180
Ashmore Group	464,250	2,933,397
Close Brothers Group	18,000	340,649
Coronation Fund Managers	518,000	3,539,235
Diamond Hill Investment Group	32,500	3,475,875
Egyptian Financial Group-Hermes Holding Company [1]	159,000	170,500
Federated Investors Cl. B	274,800	7,463,568
Gluskin Sheff + Associates	32,200	593,327
GMP Capital	296,000	1,844,881
Invesco	99,500	3,174,050
Investec	80,000	518,566
Jupiter Fund Management	550,000	3,267,752
KKR & Co. L.P.	293,200	6,034,056
Lazard Cl. A	92,700	3,339,054
Oaktree Capital Group LLC	52,900	2,769,315
Och-Ziff Capital Management Group LLC Cl. A	108,100	1,188,019
Oppenheimer Holdings Cl. A	121,512	2,159,268
SEI Investments	146,600	4,531,406
Sprott	735,700	1,999,864
State Street	55,000	3,616,250
T. Rowe Price Group	9,100	654,563
Value Partners Group	4,597,000	2,785,737
VZ Holding	8,300	1,385,857
Waddell & Reed Financial Cl. A	51,710	2,662,031
Westwood Holdings Group	78,473	3,770,628

		71,595,586

Commercial Banks - 1.9%
Ames National	33,871	771,242
Bank of Hawaii	70,700	3,849,615
BLOM Bank GDR	63,000	541,800
BOK Financial	30,400	1,925,840
City Holding Company	49,528	2,141,591
First Republic Bank	48,100	2,242,903

		11,472,991

Diversified Financial Services - 2.2%
Bolsa Mexicana de Valores	753,000	1,800,021
Hellenic Exchanges	158,000	1,357,315
KKR Financial Holdings LLC	228,350	2,358,855
Moody’s Corporation	76,600	5,387,278
Singapore Exchange	140,000	810,171
Warsaw Stock Exchange	135,400	1,650,199

		13,363,839

Insurance - 6.0%
Allied World Assurance Company Holdings	35,598	3,538,085
Aspen Insurance Holdings	24,724	897,234
Cincinnati Financial	46,700	2,202,372
E-L Financial	7,000	4,424,057
Erie Indemnity Cl. A	24,200	1,753,774
Marsh & McLennan	85,900	3,740,945
Montpelier Re Holdings	7,797	203,112
PartnerRe	46,706	4,275,467
Reinsurance Group of America	101,919	6,827,554
Symetra Financial	181,100	3,227,202
Willis Group Holdings	110,700	4,796,631

		35,886,433

Real Estate Investment Trusts (REITs) - 0.5%
DCT Industrial Trust	98,400	707,496
Essex Property Trust	8,000	1,181,600
National Health Investors	19,300	1,097,977

		2,987,073

Thrifts & Mortgage Finance - 1.4%
Genworth MI Canada	240,398	6,761,157
TrustCo Bank Corp. NY	313,260	1,867,030

		8,628,187

Total		143,934,109

Health Care – 3.4%
Health Care Equipment & Supplies - 0.6%
Atrion Corporation	13,200	3,415,896
Carl Zeiss Meditec	2,200	65,686

		3,481,582

Health Care Providers & Services - 2.3%
Chemed Corporation	51,658	3,693,547
Landauer	53,000	2,716,250
MEDNAX [1]	24,800	2,489,920
OdontoPrev	38,400	168,584
Owens & Minor	150,800	5,216,172

		14,284,473

Pharmaceuticals - 0.5%
Adcock Ingram Holdings	98,000	669,097
Hikma Pharmaceuticals	11,000	185,202
Recordati	93,000	1,117,238
Santen Pharmaceutical	18,100	877,425

		2,848,962

Total		20,615,017

Industrials – 19.6%
Aerospace & Defense - 1.1%
American Science & Engineering	49,545	2,988,059
Cubic Corporation	44,116	2,368,147
HEICO Corporation Cl. A	28,906	1,449,347

		6,805,553

Air Freight & Logistics - 1.5%
Expeditors International of Washington	135,400	5,965,724
Forward Air	70,400	2,840,640
UTi Worldwide	16,700	252,337

		9,058,701

Building Products - 1.0%
AAON	92,525	2,457,464
Geberit	1,000	270,028
Simpson Manufacturing	57,600	1,876,032
TOTO	74,000	1,034,397

		5,637,921

Commercial Services & Supplies - 2.1%
Brink’s Company (The)	108,500	3,070,550
Cintas Corporation	103,500	5,299,200
Kaba Holding	2,100	928,844
Mine Safety Appliances	35,000	1,806,350
Ritchie Bros. Auctioneers	48,900	986,802
Societe BIC	6,600	767,431

		12,859,177

Construction & Engineering - 0.6%
KBR	100,000	3,264,000
Raubex Group	126,300	294,986

		3,558,986

Electrical Equipment - 2.0%
AZZ	64,100	2,683,226
Brady Corporation Cl. A	54,300	1,656,150
Hubbell Cl. B	50,800	5,320,792
Preformed Line Products	13,100	942,283
Regal-Beloit	16,400	1,114,052

		11,716,503

Machinery - 7.6%
Alamo Group	31,282	1,530,003
Burckhardt Compression Holding	3,000	1,182,617
CLARCOR	75,200	4,175,856
Donaldson Company	111,000	4,232,430
Flowserve Corporation	20,100	1,254,039
Foster (L.B.) Company	55,300	2,529,422
Graco	72,700	5,384,162
IDEX Corporation	44,500	2,903,625
John Bean Technologies	97,356	2,422,217
Kennametal	66,514	3,033,038
Lincoln Electric Holdings	35,650	2,375,003
Lindsay Corporation	32,800	2,677,136
Luxfer Holdings ADR	199,714	3,191,430
Miller Industries	4,400	74,712
Nordson Corporation	15,400	1,133,902
Pfeiffer Vacuum Technology	13,500	1,652,845
Semperit AG Holding	5,000	229,985
Spirax-Sarco Engineering	35,148	1,715,569
Tennant Company	18,400	1,140,800
Valmont Industries	20,600	2,861,546

		45,700,337

Professional Services - 1.7%
ManpowerGroup	52,300	3,804,302
Michael Page International	36,000	286,915
Towers Watson & Company Cl. A	56,400	6,032,544

		10,123,761

Road & Rail - 0.8%
Arkansas Best	49,600	1,273,232
Landstar System	66,300	3,711,474

		4,984,706

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies	121,590	6,261,885
Houston Wire & Cable	79,700	1,073,559

		7,335,444

Total		117,781,089

Information Technology – 8.0%
Communications Equipment - 0.5%
Plantronics	59,008	2,717,318

Computers & Peripherals - 0.7%
Diebold	48,800	1,432,768
Seagate Technology	66,000	2,886,840

		4,319,608

Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corporation Cl. A	47,100	3,644,598
AVX Corporation	142,300	1,868,399
Cognex Corporation	20,000	627,200
Domino Printing Sciences	36,000	372,995
FLIR Systems	142,900	4,487,060
Littelfuse	34,958	2,734,415
Molex	9,000	346,680
MTS Systems	53,193	3,422,970
National Instruments	130,900	4,048,737
Vaisala Cl. A	32,000	835,520

		22,388,574

IT Services - 2.3%
Broadridge Financial Solutions	99,100	3,146,425
Convergys Corporation	198,715	3,725,906
Jack Henry & Associates	32,300	1,667,003
ManTech International Cl. A	79,536	2,287,456
Western Union	166,300	3,103,158

		13,929,948

Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments	21,600	574,344
Teradyne [1]	30,900	510,468

		1,084,812

Software - 0.6%
Totvs	206,500	3,493,067

Total		47,933,327

Materials – 11.0%
Chemicals - 2.7%
Balchem Corporation	50,150	2,595,262
Cabot Corporation	46,000	1,964,660
Innophos Holdings	20,650	1,089,907
International Flavors & Fragrances	27,100	2,230,330
Quaker Chemical	57,600	4,207,680
Stepan Company	60,600	3,498,438
Victrex	7,500	193,904
Westlake Chemical	4,300	450,038

		16,230,219

Containers & Packaging - 1.4%
AptarGroup	71,300	4,287,269
Greif Cl. A	84,800	4,157,744

		8,445,013

Metals & Mining - 6.9%
Allegheny Technologies	134,200	4,095,784
Carpenter Technology	59,000	3,428,490
Commercial Metals	18,700	316,965
Compass Minerals International	37,600	2,867,752
Fresnillo	254,000	4,000,984
Gold Fields ADR [3]	143,200	654,424
Hecla Mining	270,000	847,800
Major Drilling Group International	409,400	2,945,152
Pan American Silver	284,000	2,996,200
Randgold Resources ADR	75,300	5,386,209
Reliance Steel & Aluminum	103,206	7,561,904
Schnitzer Steel Industries Cl. A	27,600	760,104
Sims Metal Management ADR	240,000	2,109,600
Steel Dynamics	21,000	350,910
Worthington Industries	103,800	3,573,834

		41,896,112

Total		66,571,344

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 0.5%
Inmarsat	265,000	3,041,672

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	109,200	3,226,860

Total		6,268,532

Miscellaneous [5] – 4.6%
Total		27,889,285

TOTAL COMMON STOCKS
(Cost $434,154,726)		536,276,248

REPURCHASE AGREEMENT – 10.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $65,402,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$66,713,288)
(Cost $65,402,000)		65,402,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $4,274,498)		4,274,498

TOTAL INVESTMENTS – 100.6%
(Cost $503,831,224)		605,952,746

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(3,678,845)

NET ASSETS – 100.0%		$602,273,901

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 92.2%

Consumer Discretionary – 11.7%
Auto Components - 0.3%
Autoliv	370	$32,334

Automobiles - 4.1%
Thor Industries	7,900	458,516

Household Durables - 3.1%
Garmin	7,700	347,963

Multiline Retail - 1.4%
Dollar Tree [1]	2,700	154,332

Specialty Retail - 2.8%
Signet Jewelers	4,320	309,528

Total		1,302,673

Consumer Staples – 1.0%
Food Products - 1.0%
Sanderson Farms	1,700	110,908

Total		110,908

Energy – 11.7%
Energy Equipment & Services - 10.9%
Helmerich & Payne	7,000	482,650
Pason Systems	17,800	392,445
Trican Well Service	16,000	217,621
Unit Corporation [1]	2,600	120,874

		1,213,590

Oil, Gas & Consumable Fuels - 0.8%
HollyFrontier Corporation	2,200	92,642

Total		1,306,232

Financials – 14.9%
Capital Markets - 10.5%
Artisan Partners Asset Management	2,600	136,136
Ashmore Group	51,600	326,038
Federated Investors Cl. B	7,900	214,564
Partners Group Holding	400	98,060
Sprott	59,700	162,283
Value Partners Group	384,000	232,700

		1,169,781

Diversified Financial Services - 0.5%
Leucadia National	1,950	53,118

Real Estate Management & Development - 3.9%
Jones Lang LaSalle	1,630	142,299
Kennedy-Wilson Holdings	16,000	296,960

		439,259

Total		1,662,158

Health Care – 4.7%
Biotechnology - 3.6%
Cubist Pharmaceuticals [1]	1,900	120,745
Myriad Genetics [1]	12,000	282,000

		402,745

Pharmaceuticals - 1.1%
Medicines Company (The) [1]	3,500	117,320

Total		520,065

Industrials – 15.4%
Construction & Engineering - 3.8%
Jacobs Engineering Group [1]	7,300	424,714

Machinery - 8.7%
Kennametal	3,200	145,920
Lincoln Electric Holdings	1,900	126,578
Semperit AG Holding	7,400	340,377
Valmont Industries	2,125	295,184
Wabtec Corporation	1,000	62,870

		970,929

Marine - 0.5%
Kirby Corporation [1]	700	60,585

Professional Services - 2.4%
ManpowerGroup	1,900	138,206
Towers Watson & Company Cl. A	1,200	128,352

		266,558

Total		1,722,786

Information Technology – 16.4%
Computers & Peripherals - 6.5%
SanDisk Corporation	3,700	220,187
Western Digital	8,000	507,200

		727,387

Electronic Equipment, Instruments & Components - 1.4%
AVX Corporation	12,200	160,186

Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices	2,300	108,215
Cirrus Logic [1]	7,800	176,904
International Rectifier [1]	6,342	157,092
LSI Corporation	18,800	147,016
Teradyne [1]	18,350	303,142

		892,369

Software - 0.5%
SimCorp	1,700	57,200

Total		1,837,142

Materials – 16.4%
Chemicals - 2.4%
Westlake Chemical	2,600	272,116

Metals & Mining - 11.3%
Alamos Gold	6,600	102,519
Globe Specialty Metals	22,100	340,561
Hochschild Mining	21,300	62,483
Pan American Silver	14,700	155,085
Pretium Resources [1]	5,800	40,035
Randgold Resources ADR	1,800	128,754
Reliance Steel & Aluminum	5,900	432,293

		1,261,730

Paper & Forest Products - 2.7%
Stella-Jones	3,025	303,953

Total		1,837,799

TOTAL COMMON STOCKS
(Cost $8,952,394)		10,299,763

REPURCHASE AGREEMENT – 7.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $876,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $896,119)
(Cost $876,000)		876,000

TOTAL INVESTMENTS – 100.1%
(Cost $9,828,394)		11,175,763

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(8,455)

NET ASSETS – 100.0%		$11,167,308

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 98.9%

Consumer Discretionary – 15.3%
Auto Components - 0.5%
Standard Motor Products	1,700	$54,672

Automobiles - 1.6%
Thor Industries	3,000	174,120

Household Durables - 3.2%
Blyth	8,200	113,406
Garmin	5,000	225,950

		339,356

Leisure Equipment & Products - 1.6%
Nautilus [1]	22,800	164,616

Media - 4.8%
E.W. Scripps Company Cl. A [1]	19,000	348,650
Twenty-First Century Fox Cl. A	4,900	164,150

		512,800

Specialty Retail - 3.2%
Buckle (The)	3,500	189,175
GameStop Corporation Cl. A	3,100	153,915

		343,090

Textiles, Apparel & Luxury Goods - 0.4%
Daphne International Holdings	71,600	43,481

Total		1,632,135

Consumer Staples – 5.1%
Food Products - 3.8%
Cal-Maine Foods	2,000	96,200
Industrias Bachoco ADR	4,500	177,615
Sanderson Farms	2,000	130,480

		404,295

Personal Products - 1.3%
Nu Skin Enterprises Cl. A	1,400	134,036

Total		538,331

Energy – 11.3%
Energy Equipment & Services - 2.2%
Helmerich & Payne	2,400	165,480
Trican Well Service	5,500	74,807

		240,287

Oil, Gas & Consumable Fuels - 9.1%
Africa Oil [1]	15,000	119,120
Diamondback Energy [1]	5,700	243,048
Exxon Mobil	3,500	301,140
Lundin Petroleum [1]	3,900	84,109
SemGroup Corporation Cl. A	3,800	216,676

		964,093

Total		1,204,380

Financials – 20.2%
Capital Markets - 8.7%
Affiliated Managers Group [1]	600	109,584
Franklin Resources	7,500	379,125
Partners Group Holding	400	98,059
Sprott	67,050	182,263
Value Partners Group	250,000	151,498

		920,529

Commercial Banks - 1.7%
Fidelity Southern	11,768	180,521

Diversified Financial Services - 4.7%
Berkshire Hathaway Cl. B [1]	3,500	397,285
ING U.S.	3,400	99,314

		496,599

Insurance - 2.8%
eHealth [1]	9,250	298,405

Real Estate Management & Development - 2.3%
Kennedy-Wilson Holdings	13,400	248,704

Total		2,144,758

Health Care – 7.4%
Biotechnology - 3.2%
Cubist Pharmaceuticals [1]	4,200	266,910
Myriad Genetics [1]	3,100	72,850

		339,760

Pharmaceuticals - 4.2%
Medicines Company (The) [1]	2,700	90,504
Valeant Pharmaceuticals International [1]	3,400	354,722

		445,226

Total		784,986

Industrials – 14.7%
Aerospace & Defense - 1.0%
B/E Aerospace [1]	1,500	110,730

Construction & Engineering - 2.2%
Jacobs Engineering Group [1]	4,000	232,720

Electrical Equipment - 1.6%
OSRAM Licht [1]	3,600	168,998

Machinery - 5.0%
CIRCOR International	6,400	397,952
Lincoln Electric Holdings	2,000	133,240

		531,192

Marine - 3.0%
Clarkson	5,000	182,127
Kirby Corporation [1]	1,600	138,480

		320,607

Road & Rail - 1.9%
Patriot Transportation Holding [1]	6,000	202,980

Total		1,567,227

Information Technology – 19.1%
Computers & Peripherals - 3.4%
Apple	200	95,350
Western Digital	4,100	259,940

		355,290

Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corporation Cl. A	1,300	100,594
Rogers Corporation [1]	1,900	113,012

		213,606

Internet Software & Services - 5.8%
Akamai Technologies [1]	3,500	180,950
eBay [1]	5,000	278,950
QuinStreet [1]	17,000	160,650

		620,550

Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic [1]	4,800	108,864
MKS Instruments	8,000	212,720

		321,584

Software - 4.9%
ePlus	1,700	87,856
MICROS Systems [1]	4,300	214,742
Microsoft Corporation	6,500	216,515

		519,113

Total		2,030,143

Materials – 5.8%
Chemicals - 2.0%
W.R. Grace & Co. [1]	2,400	209,760

Metals & Mining - 3.8%
Randgold Resources ADR	2,100	150,213
Reliance Steel & Aluminum	3,500	256,445

		406,658

Total		616,418

TOTAL COMMON STOCKS
(Cost $8,538,291)		10,518,378

FIXED INCOME – 1.2%
Government Bonds – 1.2%
ProShares UltraShort 20+ Year Treasury [1]	1,750	131,722

TOTAL FIXED INCOME
(Cost $185,658)		131,722

TOTAL INVESTMENTS – 100.1%
(Cost $8,723,949)		10,650,100

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(10,057)

NET ASSETS – 100.0%		$10,640,043

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 85.4%

Consumer Discretionary – 3.7%
Household Durables - 1.0%
Hunter Douglas	600	$25,609

Media - 1.4%
Morningstar	480	38,045

Textiles, Apparel & Luxury Goods - 1.3%
Geox	12,600	34,433

Total		98,087

Energy – 3.7%
Energy Equipment & Services - 3.7%
Ensco Cl. A	560	30,100
Schlumberger	288	25,448
Tidewater	720	42,689

Total		98,237

Financials – 26.0%
Capital Markets - 18.0%
ASA Gold and Precious Metals	2,700	35,775
Ashmore Group	8,000	50,549
Aurelius	900	29,161
Bank of New York Mellon (The)	1,360	41,058
Coronation Fund Managers	4,300	29,380
Jupiter Fund Management	7,300	43,372
KKR & Co. L.P.	1,040	21,403
Northern Trust	448	24,367
Schwab (Charles)	1,656	35,008
SEI Investments	1,152	35,608
Sprott	18,200	49,473
State Street	386	25,379
Value Partners Group	84,000	50,903

		471,436

Diversified Financial Services - 3.0%
Moody’s Corporation	525	36,923
RHJ International [1]	8,000	41,993

		78,916

Insurance - 2.9%
E-L Financial	120	75,841

Real Estate Management & Development - 2.1%
Jones Lang LaSalle	320	27,936
Midland Holdings	64,000	26,323

		54,259

Total		680,452

Health Care – 4.9%
Biotechnology - 0.8%
Myriad Genetics [1]	880	20,680

Health Care Equipment & Supplies - 2.0%
Atrion Corporation	200	51,756

Health Care Providers & Services - 1.0%
Landauer	500	25,625

Pharmaceuticals - 1.1%
Adcock Ingram Holdings	4,400	30,041

Total		128,102

Industrials – 22.3%
Air Freight & Logistics - 1.7%
Expeditors International of Washington	1,040	45,822

Commercial Services & Supplies - 1.7%
Heritage-Crystal Clean [1]	2,400	43,248

Construction & Engineering - 1.7%
Fluor Corporation	640	45,414

Machinery - 6.9%
Foster (L.B.) Company	640	29,274
Graco	576	42,659
RBC Bearings [1]	560	36,898
Spirax-Sarco Engineering	770	37,584
Valmont Industries	240	33,338

		179,753

Professional Services - 6.4%
Acacia Research	1,700	39,202
ManpowerGroup	560	40,735
Towers Watson & Company Cl. A	392	41,928
Verisk Analytics Cl. A [1]	698	45,342

		167,207

Road & Rail - 2.6%
Landstar System	640	35,827
Patriot Transportation Holding [1]	960	32,477

		68,304

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies	640	32,960

Total		582,708

Information Technology – 11.4%
Computers & Peripherals - 1.0%
Western Digital	400	25,360

Electronic Equipment, Instruments & Components - 5.6%
Amphenol Corporation Cl. A	300	23,214
Anixter International [1]	400	35,064
FARO Technologies [1]	600	25,302
IPG Photonics	440	24,777
National Instruments	1,200	37,116

		145,473

IT Services - 1.8%
MasterCard Cl. A	71	47,767

Office Electronics - 1.5%
Zebra Technologies Cl. A [1]	880	40,066

Software - 1.5%
SimCorp	1,200	40,377

Total		299,043

Materials – 9.6%
Chemicals - 1.3%
Airgas	320	33,936

Containers & Packaging - 2.9%
Greif Cl. A	704	34,517
Mayr-Melnhof Karton	375	40,484

		75,001

Metals & Mining - 4.1%
Fresnillo	2,000	31,504
Pan American Silver	3,200	33,760
Reliance Steel & Aluminum	560	41,031

		106,295

Paper & Forest Products - 1.3%
Stella-Jones	350	35,168

Total		250,400

Telecommunication Services – 2.4%
Diversified Telecommunication Services - 2.4%
Global Telecom & Technology [1]	11,700	62,595

Total		62,595

Miscellaneous [5] – 1.4%
Total		35,608

TOTAL COMMON STOCKS
(Cost $1,749,005)		2,235,232

REPURCHASE AGREEMENT – 15.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $391,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $400,500)
(Cost $391,000)		391,000

TOTAL INVESTMENTS – 100.4%
(Cost $2,140,005)		2,626,232

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(9,413)

NET ASSETS – 100.0%		$2,616,819

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 93.2%

Consumer Discretionary – 24.4%
Distributors - 3.2%
Genuine Parts	69,075	$5,587,477

Media - 1.3%
Scripps Networks Interactive Cl. A	29,300	2,288,623

Multiline Retail - 4.8%
Nordstrom	149,200	8,385,040

Specialty Retail - 13.7%
Bed Bath & Beyond [1]	109,600	8,478,656
Gap (The)	210,300	8,470,884
Staples	472,300	6,919,195

		23,868,735

Textiles, Apparel & Luxury Goods - 1.4%
Coach	44,400	2,421,132

Total		42,551,007

Consumer Staples – 0.1%
Food & Staples Retailing - 0.1%
Walgreen Company	2,300	123,740

Total		123,740

Energy – 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Occidental Petroleum	84,850	7,936,869

Total		7,936,869

Financials – 2.5%
Capital Markets - 2.5%
Franklin Resources	86,000	4,347,300

Total		4,347,300

Health Care – 13.7%
Health Care Equipment & Supplies - 9.1%
C.R. Bard	46,850	5,397,120
Medtronic	85,800	4,568,850
Stryker Corporation	86,600	5,853,294

		15,819,264

Health Care Providers & Services - 4.1%
Quest Diagnostics	115,350	7,127,477

Pharmaceuticals - 0.5%
Johnson & Johnson	10,300	892,907

Total		23,839,648

Industrials – 22.7%
Aerospace & Defense - 2.3%
Raytheon Company	53,100	4,092,417

Electrical Equipment - 5.3%
Emerson Electric	143,500	9,284,450

Industrial Conglomerates - 2.5%
3M	36,000	4,298,760

Machinery - 12.6%
Cummins	21,300	2,830,131
Dover Corporation	78,300	7,033,689
Illinois Tool Works	67,500	5,148,225
Parker Hannifin	64,600	7,023,312

		22,035,357

Total		39,710,984

Information Technology – 25.3%
Communications Equipment - 4.2%
Cisco Systems	311,500	7,295,330

Electronic Equipment, Instruments & Components - 5.6%
Avnet	72,400	3,019,804
Molex Cl. A	174,412	6,676,491

		9,696,295

Semiconductors & Semiconductor Equipment - 10.6%
Analog Devices	104,000	4,893,200
Intel Corporation	257,000	5,890,440
KLA-Tencor	128,400	7,813,140

		18,596,780

Software - 4.9%
Microsoft Corporation	258,900	8,623,959

Total		44,212,364

TOTAL COMMON STOCKS
(Cost $133,931,401)		162,721,912

REPURCHASE AGREEMENT – 7.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $12,189,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$12,435,525)
(Cost $12,189,000)		12,189,000

TOTAL INVESTMENTS – 100.2%
(Cost $146,120,401)		174,910,912

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(368,007)

NET ASSETS – 100.0%		$174,542,905

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.3%

Austria – 4.2%
Mayr-Melnhof Karton	3,500	$377,851
Semperit AG Holding	12,200	561,162

Total		939,013

Belgium – 2.1%
EVS Broadcast Equipment	2,900	187,101
Sipef	4,300	292,957

Total		480,058

Cyprus – 1.5%
Globaltrans Investment GDR	23,500	340,750

Total		340,750

Denmark – 1.2%
H. Lundbeck	12,500	272,533

Total		272,533

Finland – 2.6%
F-Secure	108,000	262,994
Nokian Renkaat	6,550	332,648

Total		595,642

France – 15.6%
Altamir	15,000	197,854
Alten	4,700	201,243
Audika Groupe [1]	22,000	276,496
Beneteau [1]	20,200	326,564
bioMerieux	2,700	261,533
Boiron	5,550	363,328
Manutan International	5,300	291,608
Parrot [1]	10,000	318,596
Societe Internationale de Plantations d’Heveas	3,672	285,641
Stallergenes	5,800	452,196
Vetoquinol	8,600	321,694
Virbac	1,000	202,928

Total		3,499,681

Germany – 9.9%
Aixtron [1]	5,000	84,486
Amadeus Fire	2,500	162,849
Bertrandt	2,400	302,151
Carl Zeiss Meditec	5,000	149,287
KWS Saat	450	156,457
LPKF Laser & Electronics	12,000	222,409
Nemetschek	2,550	154,274
Pfeiffer Vacuum Technology	1,100	134,676
PUMA	915	274,990
Rational	345	102,915
SMT Scharf	7,500	229,815
Takkt	13,000	244,812

Total		2,219,121

Italy – 6.3%
Azimut Holding	9,000	205,647
De’Longhi	19,500	298,364
DiaSorin	6,000	258,530
Geox	66,000	180,362
Recordati	39,500	474,526

Total		1,417,429

Netherlands – 2.3%
Beter Bed Holding	15,000	338,280
Fugro	2,800	170,800

Total		509,080

Norway – 3.6%
Ekornes	19,500	330,770
MultiClient Geophysical [1]	150,392	80,032
Spectrum	31,600	189,182
TGS-NOPEC Geophysical	7,500	220,763

Total		820,747

Poland – 0.6%
Warsaw Stock Exchange	12,000	146,251

Total		146,251

South Africa – 4.9%
Adcock Ingram Holdings	38,000	259,446
Cashbuild	14,100	209,880
Lewis Group	55,000	357,874
Raubex Group	115,000	268,594

Total		1,095,794

Spain – 0.9%
Let’s GOWEX	23,000	199,140

Total		199,140

Sweden – 1.0%
Lundin Petroleum [1]	10,000	215,663

Total		215,663

Switzerland – 11.2%
Banque Privee Edmond de Rothschild	5	92,332
Burckhardt Compression Holding	360	141,914
Calida Holding	6,500	201,250
Forbo Holding	600	455,797
Partners Group Holding	600	147,089
Sika	55	160,314
Straumann Holding	1,100	199,845
Sulzer	2,200	340,576
VZ Holding	2,000	333,941
Zehnder Group	10,000	445,624

Total		2,518,682

Turkey – 0.8%
Mardin Cimento Sanayii	85,000	179,253

Total		179,253

United Kingdom – 23.6%
Ashmore Group	67,500	426,504
Aveva Group	5,000	210,295
Clarkson	12,000	437,103
Consort Medical	15,500	218,309
Domino Printing Sciences	25,000	259,024
E2V Technologies	144,000	343,855
Elementis	63,000	244,472
EnQuest [1]	150,000	316,657
Homeserve	60,000	249,635
Jupiter Fund Management	45,000	267,361
Lancashire Holdings	15,000	186,497
Latchways	14,600	304,313
Michael Page International	15,000	119,548
Photo-Me International	200,000	362,634
Rotork	6,700	295,788
Sepura	70,000	164,885
Severfield-Rowen [1]	280,000	270,842
Spirax-Sarco Engineering	4,815	235,019
Spirent Communications	112,500	232,393
Victrex	6,000	155,123

Total		5,300,257

TOTAL COMMON STOCKS
(Cost $18,569,587)		20,749,094

REPURCHASE AGREEMENT – 7.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $1,713,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.17% due 8/1/14, valued at $1,750,000)
(Cost $1,713,000)		1,713,000

TOTAL INVESTMENTS – 99.9%
(Cost $20,282,587)		22,462,094

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		24,642

NET ASSETS – 100.0%		$22,486,736

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 98.6%

Austria – 6.4%
Mayr-Melnhof Karton	72,500	$7,826,916
Semperit AG Holding	185,000	8,509,430

Total		16,336,346

Belgium – 1.6%
Sipef	59,000	4,019,643

Total		4,019,643

Bermuda – 1.9%
Signet Jewelers	67,000	4,800,550

Total		4,800,550

Brazil – 3.2%
Brasil Brokers Participacoes	1,645,000	4,267,811
Eternit	890,000	3,822,948

Total		8,090,759

Canada – 9.3%
Alamos Gold	145,000	2,252,318
Major Drilling Group International	464,500	3,341,532
Pan American Silver	330,000	3,481,500
Pason Systems	282,500	6,228,411
Sprott	1,350,000	3,669,725
Trican Well Service	345,000	4,692,442

Total		23,665,928

China – 1.6%
Daphne International Holdings [3]	5,000,000	3,036,398
E-House China Holdings ADR	120,000	1,100,400

Total		4,136,798

Denmark – 0.9%
SimCorp	65,000	2,187,064

Total		2,187,064

France – 4.1%
Alten	76,500	3,275,555
Societe Internationale de Plantations d’Heveas	48,000	3,733,867
Stallergenes	45,800	3,570,787

Total		10,580,209

Germany – 1.4%
Carl Zeiss Meditec	47,500	1,418,227
Pfeiffer Vacuum Technology	17,500	2,142,577

Total		3,560,804

Hong Kong – 6.5%
Asian Citrus Holdings	2,500,000	873,528
Luk Fook Holdings (International)	1,700,000	5,337,227
New World Department Store China	6,750,000	3,542,142
Television Broadcasts	408,000	2,577,651
Value Partners Group	7,000,000	4,241,932

Total		16,572,480

India – 2.8%
Graphite India	3,200,000	3,856,561
Maharashtra Seamless	1,150,000	3,339,510

Total		7,196,071

Italy – 2.4%
Recordati	510,000	6,126,789

Total		6,126,789

Japan – 11.3%
Benesse Holdings	90,000	3,268,732
EPS Corporation	4,000	3,902,538
FamilyMart	135,000	5,830,154
MISUMI Group	80,000	2,315,479
Moshi Moshi Hotline	391,500	4,564,413
Nihon M&A Center	22,500	1,721,349
Santen Pharmaceutical	70,000	3,393,357
USS	270,000	3,903,251

Total		28,899,273

Mexico – 1.6%
Industrias Bachoco ADR	105,000	4,144,350

Total		4,144,350

Norway – 4.0%
Ekornes	200,000	3,392,508
MultiClient Geophysical [1]	1,925,000	1,024,404
Spectrum	480,000	2,873,654
TGS-NOPEC Geophysical	100,000	2,943,500

Total		10,234,066

South Africa – 4.7%
Adcock Ingram Holdings	525,000	3,584,448
Lewis Group	750,000	4,880,107
Raubex Group	1,475,000	3,445,009

Total		11,909,564

South Korea – 2.0%
MegaStudy	72,500	5,127,131

Total		5,127,131

Sweden – 1.9%
Autoliv	54,500	4,762,755

Total		4,762,755

Switzerland – 3.6%
Burckhardt Compression Holding	5,000	1,971,029
Garmin	115,000	5,196,850
Partners Group Holding	8,000	1,961,187

Total		9,129,066

Turkey – 1.1%
Mardin Cimento Sanayii	1,325,000	2,794,238

Total		2,794,238

United Kingdom – 8.5%
Ashmore Group	1,225,000	7,740,249
Clarkson	14,280	520,153
Domino Printing Sciences	215,000	2,227,608
EnQuest [1]	1,000,000	2,111,047
Hochschild Mining	400,000	1,173,379
Jupiter Fund Management	700,000	4,158,957
Spirax-Sarco Engineering	40,000	1,952,395
Victrex	70,000	1,809,769

Total		21,693,557

United States – 17.8%
Acacia Research	75,000	1,729,500
Cirrus Logic [1,3]	100,000	2,268,000
Cubic Corporation	61,100	3,279,848
Dolby Laboratories Cl. A	100,000	3,451,000
Helmerich & Payne	120,000	8,274,000
Kennametal	75,000	3,420,000
Lincoln Electric Holdings	45,000	2,997,900
Medicines Company (The) [1]	72,500	2,430,200
Myriad Genetics [1]	225,000	5,287,500
Teradyne [1]	275,000	4,543,000
Western Digital	120,000	7,608,000

Total		45,288,948

TOTAL COMMON STOCKS
(Cost $271,154,518)		251,256,389

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $2,848,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 9/8/14, valued at $2,909,463)
(Cost $2,848,000)		2,848,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $4,443,064)		4,443,064

TOTAL INVESTMENTS – 101.5%
(Cost $278,445,582)		258,547,453

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(3,789,079)

NET ASSETS – 100.0%		$254,758,374

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2013 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.6%

Australia – 0.4%
Regis Resources	40,000	$150,010

Total		150,010

Austria – 2.7%
Mayr-Melnhof Karton	4,000	431,830
Semperit AG Holding	11,500	528,964

Total		960,794

Belgium – 1.3%
Sipef	3,400	231,641
Van de Velde	4,800	224,032

Total		455,673

Brazil – 1.8%
Brasil Brokers Participacoes	120,000	311,330
Eternit	52,500	225,511
Fleury	14,000	115,914

Total		652,755

Canada – 2.2%
Ensign Energy Services	8,000	137,003
Gluskin Sheff + Associates	10,000	184,263
Major Drilling Group International	33,500	240,993
Sprott	80,000	217,465

Total		779,724

Cayman Islands – 0.8%
Greenlight Capital Re Cl. A [1]	10,000	284,400

Total		284,400

Chile – 0.8%
Inversiones La Construccion	18,100	272,567

Total		272,567

China – 2.3%
Anta Sports Products	160,000	205,057
Daphne International Holdings	450,000	273,276
E-House China Holdings ADR	15,000	137,550
Pacific Online	449,800	198,921

Total		814,804

Cyprus – 1.0%
Globaltrans Investment GDR	25,000	362,500

Total		362,500

Denmark – 1.0%
H. Lundbeck	10,000	218,026
SimCorp	4,350	146,365

Total		364,391

Finland – 0.8%
F-Secure	115,000	280,040

Total		280,040

France – 9.8%
Altamir	19,000	250,615
Alten	9,300	398,205
Audika Groupe [1]	22,500	282,780
Beneteau [1]	17,500	282,915
bioMerieux	2,000	193,728
Boiron	4,500	294,590
Ipsen	4,000	153,819
Manutan International	5,500	302,612
Parrot [1]	7,500	238,947
Societe Internationale de Plantations d’Heveas	3,300	256,703
Stallergenes	4,200	327,452
Vetoquinol	7,400	276,807
Virbac	1,000	202,928

Total		3,462,101

Germany – 3.4%
Bertrandt	1,500	188,844
Carl Zeiss Meditec	6,000	179,144
KWS Saat	500	173,841
LPKF Laser & Electronics	10,000	185,341
Nemetschek	2,300	139,149
Pfeiffer Vacuum Technology	900	110,190
PUMA	690	207,370

Total		1,183,879

Hong Kong – 11.0%
Bosideng International Holdings	500,000	121,198
I.T	600,000	191,080
Luk Fook Holdings (International)	100,000	313,954
Media Chinese International	700,000	234,085
Midland Holdings	850,000	349,605
New World Department Store China	835,000	438,176
Pacific Textiles Holdings	267,500	331,103
Pico Far East Holdings	850,000	278,369
Stella International Holdings	132,000	339,365
Television Broadcasts	58,500	369,590
Texwinca Holdings	359,300	334,937
Value Partners Group	500,000	302,995
Xtep International Holdings	575,000	271,342

Total		3,875,799

India – 3.4%
AIA Engineering	55,000	279,327
FAG Bearings India	4,434	90,652
Graphite India	200,000	241,035
Maharashtra Seamless	70,000	203,275
Solar Industries India	11,000	162,571
Unichem Laboratories	85,000	230,812

Total		1,207,672

Italy – 3.3%
De’Longhi	14,000	214,210
DiaSorin	7,500	323,162
Geox	60,000	163,966
Recordati	40,000	480,532

Total		1,181,870

Japan – 13.5%
Asahi Company	9,500	160,629
Benesse Holdings	10,000	363,192
BML	10,000	327,077
C. Uyemura & Co.	6,500	273,768
Dr.Ci:Labo	94	279,050
EPS Corporation	400	390,254
FamilyMart	9,500	410,270
Hisamitsu Pharmaceutical	3,400	189,552
Hogy Medical	3,000	166,031
Kakaku.com	8,600	200,268
Mandom Corporation	6,300	219,838
Milbon	3,400	139,224
Miraial	20,000	324,330
MISUMI Group	10,300	298,118
Moshi Moshi Hotline	32,500	378,910
Santen Pharmaceutical	8,000	387,812
USS	17,500	252,988

Total		4,761,311

Jersey – 0.6%
Randgold Resources ADR	3,200	228,896

Total		228,896

Luxembourg – 0.3%
Reinet Investments [1]	5,000	96,052

Total		96,052

Malaysia – 1.8%
CB Industrial Product Holding	300,000	253,106
Media Prima	250,000	207,854
Padini Holdings	340,000	183,587

Total		644,547

Mexico – 1.3%
Grupo SIMEC Ser. B [1]	43,000	172,401
Industrias Bachoco ADR	7,000	276,290

Total		448,691

Netherlands – 0.9%
Beter Bed Holding	13,500	304,452

Total		304,452

Norway – 2.1%
Ekornes	15,000	254,438
MultiClient Geophysical [1]	200,000	106,432
Spectrum	33,800	202,353
TGS-NOPEC Geophysical	6,500	191,327

Total		754,550

Poland – 0.5%
Warsaw Stock Exchange	15,000	182,814

Total		182,814

Singapore – 2.1%
ARA Asset Management	141,090	183,876
Biosensors International Group	190,500	146,533
ComfortDelGro Corporation	165,000	259,097
CSE Global	200,000	143,478

Total		732,984

South Africa – 4.2%
Adcock Ingram Holdings	35,000	238,963
AVI	21,500	128,161
Blue Label Telecoms	245,500	195,613
Ellies Holdings [1]	169,000	121,192
Foschini Group	13,000	134,736
Lewis Group	59,000	383,902
Raubex Group	120,000	280,272

Total		1,482,839

South Korea – 2.7%
Green Cross	2,200	281,481
GS Home Shopping	600	138,907
Handsome Co.	8,800	235,829
MegaStudy	4,200	297,020

Total		953,237

Spain – 0.5%
Let’s GOWEX	20,000	173,165

Total		173,165

Sweden – 0.8%
Lundin Petroleum [1]	12,500	269,579

Total		269,579

Switzerland – 7.5%
Banque Privee Edmond de Rothschild	10	184,663
Burckhardt Compression Holding	460	181,335
Forbo Holding	500	379,831
Kaba Holding	880	389,230
Sika	68	198,206
Sulzer	3,000	464,422
Vontobel Holding	4,200	163,477
VZ Holding	2,000	333,941
Zehnder Group	8,000	356,499

Total		2,651,604

Turkey – 1.2%
Koza Altin Isletmeleri	12,000	190,688
Mardin Cimento Sanayii	104,700	220,798

Total		411,486

United Kingdom – 12.6%
Ashmore Group	60,000	379,114
Aveva Group	3,500	147,207
Clinigen Group	40,000	278,289
Consort Medical	18,000	253,520
Domino Printing Sciences	26,000	269,385
E2V Technologies	145,000	346,243
Elementis	66,000	256,113
EnQuest [1]	140,000	295,547
Hochschild Mining	48,500	142,272
Homeserve	61,000	253,795
Jupiter Fund Management	35,000	207,948
Lancashire Holdings	14,000	174,064
Oxford Instruments	10,000	203,982
Photo-Me International	180,000	326,370
Rotork	5,000	220,737
Spirax-Sarco Engineering	3,850	187,918
Spirent Communications	130,000	268,543
Victrex	9,000	232,685

Total		4,443,732

TOTAL COMMON STOCKS
(Cost $32,154,868)		34,828,918

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $726,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $740,925)
(Cost $726,000)		726,000

TOTAL INVESTMENTS – 100.7%
(Cost $32,880,868)		35,554,918

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%		(263,418)

NET ASSETS – 100.0%		$35,291,500

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.8%

Australia – 1.1%
Cochlear	700	$39,495
Imdex	65,000	53,362

Total		92,857

Austria – 1.7%
Mayr-Melnhof Karton	700	75,570
Semperit AG Holding	1,500	68,996

Total		144,566

Belgium – 2.2%
EVS Broadcast Equipment	800	51,614
GIMV	700	34,565
Sipef	650	44,284
Van de Velde	1,400	65,343

Total		195,806

Brazil – 4.2%
Brasil Brokers Participacoes	42,500	110,263
Eternit	14,000	60,136
Grendene	4,000	35,627
MAHLE Metal Leve	5,000	60,912
Totvs	6,000	101,494

Total		368,432

Canada – 7.3%
Alaris Royalty	2,000	69,511
Canadian Energy Services & Technology	1,207	20,096
Computer Modelling Group	1,900	44,454
E-L Financial	70	44,241
Gluskin Sheff + Associates	1,800	33,167
GMP Capital	11,000	68,560
KP Tissue	3,000	50,473
Major Drilling Group International	7,500	53,954
Pan American Silver	5,700	60,135
Sprott	22,500	61,162
Stella-Jones	760	76,365
Trican Well Service	4,200	57,126

Total		639,244

Chile – 0.7%
Inversiones La Construccion	4,000	60,236

Total		60,236

China – 1.7%
Anta Sports Products	40,000	51,264
Daphne International Holdings	77,000	46,760
Pacific Online	105,000	46,436

Total		144,460

Cyprus – 0.7%
Globaltrans Investment GDR	4,000	58,000

Total		58,000

Denmark – 1.4%
H. Lundbeck	2,000	43,605
Pandora	800	33,042
SimCorp	1,300	43,741

Total		120,388

Finland – 1.6%
F-Secure	17,500	42,615
Nokian Renkaat	1,000	50,786
Ponsse	4,500	44,441

Total		137,842

France – 3.4%
Alten	1,900	81,354
bioMerieux	300	29,059
Boiron	1,000	65,464
Manutan International	1,200	66,024
Societe Internationale de Plantations
d’Heveas	750	58,342

Total		300,243

Germany – 3.2%
Amadeus Fire	500	32,570
Aurelius	1,500	48,601
LPKF Laser & Electronics	2,400	44,482
Nemetschek	700	42,350
Pfeiffer Vacuum Technology	430	52,646
RIB Software	6,500	53,957

Total		274,606

Hong Kong – 12.3%
Arts Optical International Holdings	150,000	34,812
Bonjour Holdings	215,000	47,403
Bosideng International Holdings	150,000	36,359
Dickson Concepts (International)	105,000	63,223
Goldlion Holdings	60,000	29,242
Le Saunda Holdings	100,000	40,872
Lung Kee (Bermuda) Holdings	110,000	41,130
Media Chinese International	160,000	53,505
Midland Holdings	185,000	76,090
New World Department Store China	135,000	70,843
Pacific Textiles Holdings	52,500	64,983
Pico Far East Holdings	175,000	57,311
Stella International Holdings	32,500	83,556
Television Broadcasts	15,000	94,767
Texwinca Holdings	72,500	67,584
Value Partners Group	120,000	72,719
VTech Holdings	3,000	38,758
Win Hanverky Holdings	276,000	32,383
Xtep International Holdings	135,000	63,706

Total		1,069,246

India – 0.8%
Graphite India	58,000	69,900

Total		69,900

Indonesia – 0.6%
Selamat Sempurna	200,000	51,813

Total		51,813

Italy – 1.7%
DiaSorin	1,000	43,089
Nice	12,000	43,053
Recordati	5,200	62,469

Total		148,611

Japan – 5.7%
Dr.Ci:Labo	12	35,623
EPS Corporation	50	48,782
FamilyMart	1,500	64,779
Hogy Medical	800	44,275
Miraial	3,500	56,758
Moshi Moshi Hotline	5,600	65,289
Santen Pharmaceutical	1,000	48,477
TOTO	4,000	55,913
USS	5,200	75,174

Total		495,070

Malaysia – 1.8%
CB Industrial Product Holding	75,000	63,277
Media Prima	65,000	54,042
Padini Holdings	70,000	37,797

Total		155,116

Mexico – 1.9%
Bolsa Mexicana de Valores	23,500	56,176
Fresnillo	5,000	78,759
Industrias Bachoco ADR	800	31,576

Total		166,511

Netherlands – 1.3%
Beter Bed Holding	2,500	56,380
Exact Holding	1,500	37,806
Hunter Douglas	500	21,341

Total		115,527

Norway – 1.8%
Ekornes	4,200	71,243
Oslo Bors VPS Holding	5,000	43,238
TGS-NOPEC Geophysical	1,500	44,152

Total		158,633

Poland – 0.4%
Warsaw Stock Exchange	3,000	36,563

Total		36,563

Singapore – 1.6%
ARA Asset Management	39,050	50,892
ComfortDelGro Corporation	40,000	62,811
CSE Global	40,000	28,696

Total		142,399

South Africa – 6.9%
Adcock Ingram Holdings	9,800	66,910
ADvTECH	51,000	33,271
Afrimat	55,600	61,469
AVI	6,400	38,150
Cashbuild	3,500	52,098
Coronation Fund Managers	9,200	62,859
Foschini Group	3,200	33,166
Gold Fields ADR	12,200	55,754
JSE	6,000	51,393
Lewis Group	12,500	81,335
Raubex Group	26,000	60,725

Total		597,130

South Korea – 1.1%
GS Home Shopping	155	35,884
MegaStudy	810	57,283

Total		93,167

Switzerland – 6.6%
Belimo Holding	15	38,564
Burckhardt Compression Holding	100	39,421
Forbo Holding	70	53,176
Kaba Holding	150	66,346
LEM Holding	60	42,130
Partners Group Holding	190	46,578
Sika	23	67,040
Straumann Holding	200	36,335
Sulzer	350	54,183
VZ Holding	500	83,485
Zehnder Group	1,100	49,019

Total		576,277

Turkey – 0.5%
Mardin Cimento Sanayii	22,500	47,449

Total		47,449

United Arab Emirates – 0.8%
Aramex	92,000	67,629

Total		67,629

United Kingdom – 11.5%
Ashmore Group	10,000	63,186
Aveva Group	1,312	55,182
Clarkson	2,100	76,493
Close Brothers Group	1,200	22,710
Consort Medical	3,000	42,253
De La Rue	2,700	43,426
Diploma	3,500	37,000
Domino Printing Sciences	7,800	80,816
E2V Technologies	21,500	51,339
Fidessa Group	1,800	57,931
Homeserve	15,000	62,409
Investec	5,000	32,410
Jupiter Fund Management	14,000	83,179
Lancashire Holdings	5,000	62,166
Latchways	1,500	31,265
Michael Page International	3,500	27,895
Photo-Me International	33,500	60,741
Rathbone Brothers	700	17,576
RIT Capital Partners	1,000	19,993
Spirax-Sarco Engineering	950	46,369
Victrex	1,000	25,854

Total		1,000,193

United States – 8.3%
Cabot Corporation	1,000	42,710
Commercial Metals	4,700	79,665
Expeditors International of Washington	1,900	83,714
FLIR Systems	1,650	51,810
Fresh Del Monte Produce	2,300	68,264
Greif Cl. A	900	44,127
Haynes International	1,800	81,594
IXYS Corporation	6,200	59,830
KBR	2,200	71,808
National Instruments	2,000	61,860
WaterFurnace Renewable Energy	3,600	76,016

Total		721,398

TOTAL COMMON STOCKS
(Cost $7,769,982)		8,249,312

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $274,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $280,350)
(Cost $274,000)		274,000

TOTAL INVESTMENTS – 97.9%
(Cost $8,043,982)		8,523,312

CASH AND OTHER ASSETS
LESS LIABILITIES – 2.1%		186,208

NET ASSETS – 100.0%		$8,709,520

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.9%

Australia – 2.9%
Evolution Mining	40,000	$31,532
Imdex	50,000	41,048
TFS Corporation	75,000	55,274
Troy Resources [1]	12,500	17,609

Total		145,463

Austria – 1.4%
Semperit AG Holding	1,500	68,995

Total		68,995

Belgium – 0.6%
EVS Broadcast Equipment	500	32,259

Total		32,259

Bermuda – 1.0%
Northern Offshore	35,000	51,802

Total		51,802

Brazil – 2.6%
Brasil Brokers Participacoes	25,000	64,860
Eternit	15,000	64,432

Total		129,292

Canada – 1.9%
Major Drilling Group International	4,500	32,372
Total Energy Services	3,500	60,924

Total		93,296

China – 0.6%
Pacific Online	70,000	30,957
Qunxing Paper Holdings [6]	41,000	529

Total		31,486

Denmark – 0.5%
SimCorp	700	23,553

Total		23,553

Finland – 1.4%
F-Secure	17,500	42,615
Ponsse	3,000	29,627

Total		72,242

France – 9.0%
Altamir	3,000	39,571
Audika Groupe [1]	3,000	37,704
Boiron	600	39,279
Manutan International	900	49,518
Neurones	3,500	46,213
Parrot [1]	1,700	54,161
Societe Internationale de Plantations
d’Heveas	800	62,231
Stallergenes	800	62,372
Vetoquinol	1,500	56,110

Total		447,159

Germany – 6.2%
Amadeus Fire	300	19,542
Bertrandt	200	25,179
Deutsche Beteiligungs	1,500	38,861
LPKF Laser & Electronics	2,000	37,068
Mobotix	1,200	27,403
Nemetschek	300	18,150
RIB Software	5,000	41,505
SMT Scharf	2,000	61,284
STRATEC Biomedical	600	25,516
Takkt	900	16,949

Total		311,457

Hong Kong – 9.3%
Anxin-China Holdings	100,000	31,589
Arts Optical International Holdings	170,000	39,454
Dickson Concepts (International)	60,000	36,127
Embry Holdings	35,000	21,571
Goldlion Holdings	100,000	48,737
I.T	100,000	31,847
Le Saunda Holdings	90,000	36,785
Lung Kee (Bermuda) Holdings	100,000	37,391
Midland Holdings	125,000	51,412
Pico Far East Holdings	175,000	57,311
Tse Sui Luen Jewellery (International)	61,000	28,786
Win Hanverky Holdings	350,000	41,065

Total		462,075

India – 6.1%
AIA Engineering	9,000	45,708
FAG Bearings India	2,222	45,428
Graphite India	50,000	60,259
Maharashtra Seamless	15,000	43,559
McLeod Russel India	10,000	39,901
Solar Industries India	2,000	29,558
Unichem Laboratories	15,000	40,732

Total		305,145

Indonesia – 0.7%
Selamat Sempurna	130,000	33,679

Total		33,679

Isle of Man – 0.5%
Geodrill [1]	27,500	25,096

Total		25,096

Italy – 2.3%
Geox	9,000	24,595
Interpump Group	2,000	21,740
Nice	6,534	23,443
Piquadro	22,500	42,493

Total		112,271

Japan – 7.8%
Asahi Company	2,500	42,271
BML	1,500	49,061
C. Uyemura & Co.	1,500	63,177
EPS Corporation	50	48,782
Gurunavi	1,200	21,743
Hogy Medical	300	16,603
Mandom Corporation	900	31,405
Milbon	750	30,711
Miraial	4,000	64,866
Moshi Moshi Hotline	1,700	19,820

Total		388,439

Malaysia – 3.7%
CB Industrial Product Holding	70,000	59,058
Coastal Contracts	45,000	40,451
JobStreet Corporation	25,000	17,564
Kossan Rubber Industries	12,000	25,035
Padini Holdings	80,000	43,197

Total		185,305

Netherlands – 2.0%
Beter Bed Holding	3,200	72,166
Exact Holding	1,000	25,204

Total		97,370

Norway – 2.2%
Ekornes	3,500	59,369
MultiClient Geophysical [1]	30,000	15,965
Spectrum	5,500	32,927

Total		108,261

Poland – 1.9%
Elektrobudowa	1,200	51,876
Warsaw Stock Exchange	3,500	42,656

Total		94,532

Singapore – 1.1%
CSE Global	25,000	17,935
Hour Glass (The)	28,000	37,272

Total		55,207

South Africa – 6.3%
Afrimat	25,000	27,639
Blue Label Telecoms	60,000	47,808
Cashbuild	2,500	37,213
Ellies Holdings [1]	40,000	28,684
Holdsport	4,500	23,082
Lewis Group	8,500	55,308
Merafe Resources [1]	300,000	18,824
Metrofile Holdings	85,000	42,753
Raubex Group	15,000	35,034

Total		316,345

South Korea – 1.9%
Handsome Co.	1,200	32,159
MegaStudy	850	60,111

Total		92,270

Spain – 1.1%
Clinica Baviera	2,000	19,075
Let’s GOWEX	4,000	34,633

Total		53,708

Sri Lanka – 0.6%
Distilleries Company of Sri Lanka	22,500	31,534

Total		31,534

Sweden – 0.4%
Bjoern Borg	5,000	22,173

Total		22,173

Switzerland – 3.9%
Calida Holding	1,000	30,961
Inficon Holding	65	20,844
LEM Holding	40	28,087
VZ Holding	300	50,091
Zehnder Group	1,400	62,387

Total		192,370

Taiwan – 0.8%
Makalot Industrial	7,500	37,669

Total		37,669

Thailand – 0.4%
MC Group	50,000	22,219

Total		22,219

Turkey – 0.6%
Mardin Cimento Sanayii	15,000	31,633

Total		31,633

United Arab Emirates – 0.8%
Aramex	52,000	38,225

Total		38,225

United Kingdom – 10.0%
Clarkson	2,000	72,851
Clinigen Group	7,500	52,179
Consort Medical	3,300	46,479
Diploma	2,500	26,429
E2V Technologies	25,000	59,697
Immunodiagnostic Systems Holdings	2,000	14,942
Latchways	3,000	62,530
Luxfer Holdings ADR	2,000	31,960
Photo-Me International	22,000	39,890
Sepura	9,000	21,199
Severfield-Rowen [1]	25,000	24,182
Veripos	12,000	44,901

Total		497,239

United States – 1.4%
Century Casinos [1]	4,500	25,740
WaterFurnace Renewable Energy	2,000	42,231

Total		67,971

TOTAL COMMON STOCKS
(Cost $4,630,002)		4,677,740

REPURCHASE AGREEMENT – 9.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $459,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $470,588)
(Cost $459,000)		459,000

TOTAL INVESTMENTS – 103.1%
(Cost $5,089,002)		5,136,740

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.1)%		(152,250)

NET ASSETS – 100.0%		$4,984,490

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.2%

Austria – 5.4%
Mayr-Melnhof Karton	1,850	$199,721
Semperit AG Holding	4,700	216,186

Total		415,907

Belgium – 1.7%
EVS Broadcast Equipment	2,000	129,035

Total		129,035

Bermuda – 2.2%
Signet Jewelers	2,400	171,960

Total		171,960

Brazil – 1.8%
Totvs	8,000	135,324

Total		135,324

China – 1.9%
Daphne International Holdings	240,000	145,747

Total		145,747

Finland – 1.6%
Nokian Renkaat	2,500	126,965

Total		126,965

France – 8.1%
bioMerieux	1,400	135,610
Stallergenes	2,595	202,319
Vetoquinol	4,405	164,775
Virbac	600	121,756

Total		624,460

Germany – 6.8%
Carl Zeiss Meditec	3,000	89,572
Fielmann	900	95,287
KWS Saat	300	104,305
LPKF Laser & Electronics	6,500	120,471
STRATEC Biomedical	2,600	111,344

Total		520,979

Hong Kong – 5.6%
Media Chinese International	400,000	133,763
Stella International Holdings	67,500	173,539
Television Broadcasts	20,000	126,355

Total		433,657

Indonesia – 0.8%
Global Mediacom	375,000	62,500

Total		62,500

Italy – 4.3%
DiaSorin	3,500	150,809
Recordati	14,700	176,596

Total		327,405

Japan – 6.9%
FamilyMart	3,500	151,152
MISUMI Group	5,500	159,189
Santen Pharmaceutical	2,500	121,191
USS	7,000	101,196

Total		532,728

Malaysia – 2.5%
Media Prima	230,000	191,226

Total		191,226

South Africa – 3.8%
Lewis Group	26,500	172,431
Metrofile Holdings	235,000	118,199

Total		290,630

South Korea – 5.9%
Binggrae	700	62,791
Green Cross	1,500	191,919
MegaStudy	2,800	198,013

Total		452,723

Switzerland – 13.0%
Belimo Holding	40	102,836
Burckhardt Compression Holding	300	118,262
Forbo Holding	270	205,108
Kaba Holding	400	176,923
LEM Holding	200	140,432
Partners Group Holding	450	110,317
VZ Holding	900	150,274

Total		1,004,152

United Kingdom – 24.9%
Abcam	15,000	122,874
Ashmore Group	30,000	189,557
Aveva Group	3,000	126,177
Clarkson	6,900	251,334
Consort Medical	11,000	154,929
Domino Printing Sciences	18,500	191,678
Elementis	25,000	97,013
Lancashire Holdings	10,000	124,332
Latchways	8,500	177,168
Oxford Instruments	5,000	101,991
Rotork	3,000	132,442
Spirax-Sarco Engineering	2,400	117,144
Victrex	5,000	129,269

Total		1,915,908

TOTAL COMMON STOCKS
(Cost $6,759,987)		7,481,306

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $229,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $235,294)
(Cost $229,000)		229,000

TOTAL INVESTMENTS – 100.2%
(Cost $6,988,987)		7,710,306

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(12,467)

NET ASSETS – 100.0%		$7,697,839

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 93.1%

Consumer Discretionary – 6.9%
Auto Components - 1.2%
Drew Industries	6,096	$277,612
Gentex Corporation	11,100	284,049

		561,661

Automobiles - 1.3%
Thor Industries	10,600	615,224

Household Durables - 1.9%
Harman International Industries	6,600	437,118
NVR [1]	500	459,595

		896,713

Specialty Retail - 2.5%
Ascena Retail Group [1]	36,600	729,438
Genesco [1]	6,300	413,154

		1,142,592

Total		3,216,190

Consumer Staples – 1.3%
Food Products - 1.3%
Cal-Maine Foods	12,178	585,762

Total		585,762

Energy – 15.2%
Energy Equipment & Services - 15.2%
CARBO Ceramics	4,400	436,084
Helmerich & Payne	19,900	1,372,105
Oil States International [1]	9,500	982,870
Pason Systems	45,400	1,000,955
SEACOR Holdings	8,599	777,694
Superior Energy Services [1]	27,900	698,616
TGS-NOPEC Geophysical	22,300	656,400
Unit Corporation [1]	24,950	1,159,926

Total		7,084,650

Financials – 9.0%
Capital Markets - 5.6%
Federated Investors Cl. B	42,300	1,148,868
Lazard Cl. A	22,300	803,246
SEI Investments	21,100	652,201

		2,604,315

Insurance - 3.4%
Alleghany Corporation [1]	2,555	1,046,656
Validus Holdings	14,700	543,606

		1,590,262

Total		4,194,577

Health Care – 6.4%
Biotechnology - 1.6%
Myriad Genetics [1]	31,400	737,900

Health Care Providers & Services - 0.5%
VCA Antech [1]	9,110	250,160

Life Sciences Tools & Services - 3.2%
Bio-Rad Laboratories Cl. A [1]	7,200	846,432
Techne Corporation	8,000	640,480

		1,486,912

Pharmaceuticals - 1.1%
Jazz Pharmaceuticals [1]	5,800	533,426

Total		3,008,398

Industrials – 20.9%
Aerospace & Defense - 1.6%
Cubic Corporation	13,400	719,312

Commercial Services & Supplies - 1.4%
Tetra Tech [1]	25,800	667,962

Electrical Equipment - 4.9%
EnerSys	12,200	739,686
Global Power Equipment Group	35,018	704,212
GrafTech International [1]	101,959	861,553

		2,305,451

Machinery - 7.0%
Astec Industries	7,134	256,539
Columbus McKinnon [1]	16,500	396,495
Kennametal	11,300	515,280
Lincoln Electric Holdings	5,250	349,755
Timken Company (The)	12,900	779,160
Valmont Industries	4,900	680,659
Wabtec Corporation	4,468	280,903

		3,258,791

Professional Services - 5.0%
CRA International [1]	19,679	366,423
ICF International [1]	17,300	612,593
Robert Half International	12,528	488,968
Towers Watson & Company Cl. A	6,300	673,848
TrueBlue [1]	8,687	208,575

		2,350,407

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Cl. A	5,852	476,060

Total		9,777,983

Information Technology – 19.8%
Communications Equipment - 1.5%
ADTRAN	26,100	695,304

Electronic Equipment, Instruments & Components - 3.7%
Coherent	4,281	263,067
Dolby Laboratories Cl. A	13,700	472,787
FEI Company	2,252	197,726
IPG Photonics	6,790	382,345
Rofin-Sinar Technologies [1]	17,164	415,540

		1,731,465

IT Services - 1.4%
Sykes Enterprises [1]	35,300	632,223

Office Electronics - 0.8%
Zebra Technologies Cl. A [1]	8,600	391,558

Semiconductors & Semiconductor Equipment - 12.4%
Aixtron ADR [1]	35,607	603,895
ATMI [1]	27,070	717,897
Cabot Microelectronics [1]	7,291	280,849
Entegris [1]	47,800	485,170
Integrated Silicon Solution [1]	64,300	700,227
MKS Instruments	38,700	1,029,033
Nanometrics [1]	46,100	743,132
Teradyne [1]	41,000	677,320
Veeco Instruments [1]	14,500	539,835

		5,777,358

Total		9,227,908

Materials – 8.9%
Chemicals - 4.2%
Innospec	17,300	807,218
LSB Industries [1]	7,351	246,479
Minerals Technologies	18,640	920,257

		1,973,954

Metals & Mining - 3.7%
Major Drilling Group International	44,700	321,564
Reliance Steel & Aluminum	19,300	1,414,111

		1,735,675

Paper & Forest Products - 1.0%
Schweitzer-Mauduit International	7,400	447,922

Total		4,157,551

Miscellaneous [5] – 4.7%
Total		2,210,656

TOTAL COMMON STOCKS
(Cost $33,501,411)		43,463,675

REPURCHASE AGREEMENT – 7.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $3,614,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $3,689,606)
(Cost $3,614,000)		3,614,000

TOTAL INVESTMENTS – 100.8%
(Cost $37,115,411)		47,077,675

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(391,733)

NET ASSETS – 100.0%		$46,685,942

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 101.6%

Consumer Discretionary – 27.7%
Auto Components - 5.9%
Automodular Corporation	29,000	$54,619
Drew Industries [7]	801	36,477
Minth Group	16,900	33,774
Selamat Sempurna	395,000	102,332
Standard Motor Products	1,700	54,672

		281,874

Distributors - 1.1%
Core-Mark Holding Company	800	53,152

Household Durables - 1.2%
Lifetime Brands	3,800	58,102

Leisure Equipment & Products - 1.9%
Nautilus [1]	12,700	91,694

Media - 5.2%
Global Mediacom	601,000	100,167
IMAX Corporation [1]	2,800	84,672
Television Broadcasts	10,200	64,441

		249,280

Specialty Retail - 7.9%
Destination Maternity	2,900	92,220
Lewis Group	5,600	36,438
Luk Fook Holdings (International)	11,900	37,361
Padini Holdings	101,100	54,590
Signet Jewelers	1,600	114,640
USS	3,000	43,369

		378,618

Textiles, Apparel & Luxury Goods - 4.5%
Daphne International Holdings	129,600	78,704
MC Group	84,000	37,327
Stella International Holdings	39,250	100,910

		216,941

Total		1,329,661

Consumer Staples – 6.2%
Food & Staples Retailing - 1.7%
FamilyMart	1,900	82,054

Food Products - 4.5%
Amira Nature Foods [1]	4,700	60,818
First Resources	69,200	105,354
SunOpta [1]	4,900	47,628

		213,800

Total		295,854

Energy – 5.3%
Energy Equipment & Services - 5.3%
Helmerich & Payne [7]	690	47,576
RPC	3,200	49,504
TGS-NOPEC Geophysical	3,100	91,248
Total Energy Services	3,800	66,146

Total		254,474

Financials – 11.8%
Capital Markets - 6.8%
Ashmore Group	11,400	72,032
Federated Investors Cl. B [7]	3,100	84,196
Lazard Cl. A	600	21,612
Sprott	18,100	49,201
Value Partners Group	89,600	54,297
Westwood Holdings Group	900	43,245

		324,583

Real Estate Management & Development - 5.0%
Brasil Brokers Participacoes	33,600	87,172
E-House China Holdings ADR [7]	7,800	71,526
Midland Holdings	200,600	82,507

		241,205

Total		565,788

Health Care – 2.7%
Health Care Equipment & Supplies - 1.9%
Analogic Corporation [7]	1,100	90,904

Pharmaceuticals - 0.8%
Dr. Reddy’s Laboratories ADR	1,000	37,790

Total		128,694

Industrials – 15.3%
Aerospace & Defense - 0.8%
Astronics Corporation [1,7]	730	36,288

Air Freight & Logistics - 2.1%
Aramex	71,300	52,413
Clarke	8,000	47,687

		100,100

Building Products - 2.2%
Insteel Industries	3,600	57,960
WaterFurnace Renewable Energy	2,300	48,566

		106,526

Commercial Services & Supplies - 1.3%
Team [1,7]	1,544	61,374

Machinery - 3.4%
Lindsay Corporation	600	48,972
Sarin Technologies	54,400	68,296
Sun Hydraulics [7]	1,300	47,125

		164,393

Marine - 2.0%
Clarkson	2,700	98,348

Professional Services - 3.5%
Acacia Research	4,100	94,546
Exponent	500	35,920
Nihon M&A Center	500	38,252

		168,718

Total		735,747

Information Technology – 21.3%
Communications Equipment - 1.2%
Plantronics	1,200	55,260

Electronic Equipment, Instruments & Components - 2.2%
Littelfuse	1,000	78,220
Vishay Intertechnology [1]	2,100	27,069

		105,289

Internet Software & Services - 2.8%
Bankrate [1,7]	2,474	50,890
Stamps.com [1]	700	32,151
United Online	6,600	52,668

		135,709

IT Services - 3.1%
Computer Task Group [7]	4,700	75,952
Total System Services [7]	2,500	73,550

		149,502

Semiconductors & Semiconductor Equipment - 8.8%
Kulicke & Soffa Industries [1]	4,600	53,130
Miraial	3,000	48,650
MKS Instruments	2,388	63,497
Photronics [1,7]	7,240	56,689
RDA Microelectronics ADR	3,500	53,515
Silicon Motion Technology ADR	4,900	63,994
Teradyne [1,7]	5,050	83,426

		422,901

Software - 3.2%
Actuate Corporation [1,7]	6,900	50,715
American Software Cl. A [7]	5,964	50,932
Totvs	3,000	50,747

		152,394

Total		1,021,055

Materials – 6.1%
Chemicals - 2.1%
Minerals Technologies	2,000	98,740

Metals & Mining - 4.0%
Franco-Nevada Corporation	900	40,734
Haynes International	799	36,219
Horsehead Holding Corporation [1]	2,700	33,642
Imdex	59,900	49,175
Royal Gold	700	34,062

		193,832

Total		292,572

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.8%
Premiere Global Services [1]	3,800	37,848

Total		37,848

Miscellaneous [5] – 4.4%
Total		208,392

TOTAL COMMON STOCKS
(Cost $4,272,086)		4,870,085

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $118,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.17% due 8/1/14, valued at $125,000)
(Cost $118,000)		118,000

TOTAL INVESTMENTS – 104.0%
(Cost $4,390,086)		4,988,085

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.0)%		(193,626)

NET ASSETS – 100.0%		$4,794,459

SECURITIES SOLD SHORT
COMMON STOCKS – 5.2%
Diversified Investment Companies – 4.7%
Exchange Traded Funds - 4.7%
Direxion Daily Small Cap Bull 3X Shares	1,100	$68,992
iShares Micro-Cap ETF	1,200	82,020
VelocityShares Daily Inverse VIX Short-
Term ETN	2,800	75,012

Total		226,024

Financials – 0.5%
Commercial Banks - 0.5%
Direxion Daily Financial Bear 3X Shares	700	20,825

Total		20,825

FIXED INCOME – 1.2%
Government Bonds – 1.2%
iShares 20+ Year Treasury Bond ETF	550	58,520

Total		58,520

TOTAL SECURITIES SOLD SHORT
(Proceeds $320,477)		$305,369

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT LONG/SHORT FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 122.1%

Austria – 7.3%
Mayr-Melnhof Karton [7]	3,000	$323,872
Semperit AG Holding [7]	8,500	390,974

Total		714,846

Belgium – 2.8%
Sipef [7]	4,000	272,518

Total		272,518

Bermuda – 2.9%
Signet Jewelers [7]	4,000	286,600

Total		286,600

Brazil – 5.9%
Brasil Brokers Participacoes [7]	116,500	302,249
Eternit [7]	65,000	279,204

Total		581,453

China – 1.9%
Daphne International Holdings	300,000	182,184

Total		182,184

Finland – 2.6%
Nokian Renkaat [7]	5,000	253,930

Total		253,930

France – 2.9%
Societe Internationale de Plantations
d’Heveas [7]	3,700	287,819

Total		287,819

Germany – 2.2%
Carl Zeiss Meditec [7]	2,500	74,644
LPKF Laser & Electronics [7]	7,500	139,005

Total		213,649

Hong Kong – 13.8%
Luk Fook Holdings (International)	90,000	282,559
Media Chinese International	900,000	300,966
Midland Holdings	250,000	102,825
New World Department Store China	450,000	236,143
Television Broadcasts	25,000	157,944
Value Partners Group	450,000	272,696

Total		1,353,133

India – 6.7%
Graphite India	200,000	241,035
Maharashtra Seamless [7]	75,000	217,794
McLeod Russel India [7]	50,000	199,505

Total		658,334

Italy – 2.8%
Recordati [7]	22,500	270,300

Total		270,300

Japan – 15.2%
EPS Corporation [7]	245	239,030
FamilyMart [7]	7,500	323,897
MISUMI Group [7]	5,000	144,717
Moshi Moshi Hotline [7]	22,500	262,323
Nihon M&A Center [7]	2,000	153,009
Santen Pharmaceutical [7]	3,500	169,668
USS [7]	14,000	202,391

Total		1,495,035

Jersey – 2.2%
Randgold Resources ADR [7]	3,000	214,590

Total		214,590

Mexico – 5.5%
Fresnillo [7]	21,500	338,666
Industrias Bachoco ADR [7]	5,000	197,350

Total		536,016

Norway – 5.3%
Ekornes [7]	12,500	212,032
Spectrum [7]	22,500	134,702
TGS-NOPEC Geophysical [7]	6,000	176,610

Total		523,344

Singapore – 1.8%
ComfortDelGro Corporation	110,000	172,731

Total		172,731

South Africa – 7.8%
Adcock Ingram Holdings [7]	35,000	238,963
Lewis Group [7]	55,000	357,875
Raubex Group	70,000	163,492

Total		760,330

South Korea – 3.2%
MegaStudy [7]	4,500	318,236

Total		318,236

Switzerland – 1.7%
Partners Group Holding [7]	700	171,604

Total		171,604

Turkey – 3.4%
Koza Altin Isletmeleri [7]	7,500	119,180
Mardin Cimento Sanayii [7]	100,000	210,886

Total		330,066

United Kingdom – 15.4%
Ashmore Group [7]	50,000	315,929
Consort Medical [7]	10,000	140,844
Domino Printing Sciences [7]	25,000	259,024
EnQuest [1]	160,000	337,768
Hochschild Mining [7]	50,000	146,672
Jupiter Fund Management [7]	35,000	207,948
Spirax-Sarco Engineering [7]	2,001	97,669

Total		1,505,854

United States – 8.8%
Cubic Corporation [7]	3,000	161,040
Dolby Laboratories Cl. A [7]	6,000	207,060
Helmerich & Payne [7]	4,000	275,800
Myriad Genetics [1,7]	9,500	223,250

Total		867,150

TOTAL COMMON STOCKS
(Cost $12,533,719)		11,969,722

TOTAL INVESTMENTS – 122.1%
(Cost $12,533,719)		11,969,722

LIABILITIES LESS CASH
AND OTHER ASSETS – (22.1)%		(2,164,443)

NET ASSETS – 100.0%		$9,805,279

SECURITIES SOLD SHORT
COMMON STOCKS – 25.8%
Cayman Islands – 1.4%
Herbalife	2,000	$139,540

Total		139,540

China – 2.3%
iShares China Large-Cap ETF	6,000	222,480

Total		222,480

Germany – 0.7%
Deutsche Bank	1,500	68,820

Total		68,820

Japan – 2.0%
NEXT FUNDS Nikkei 225 Leveraged Index
ETF	2,000	191,668

Total		191,668

United Kingdom – 1.0%
Dialight	2,300	42,261
Pearson ADR	3,000	61,020

Total		103,281

United States – 17.3%
Align Technology	1,000	48,120
Brunswick Corporation	1,800	71,838
Coca-Cola Company (The)	2,000	75,760
Delta Air Lines	6,500	153,335
Deluxe Corporation	1,500	62,490
Direxion Daily Energy Bull 3X Shares	3,500	259,665
General Motors	2,500	89,925
Haverty Furniture	4,500	110,385
Monster Beverage	2,000	104,500
Movado Group	1,200	52,500
NCR Corporation	4,500	178,245
Ocwen Financial	1,000	55,770
ProShares Ultra Basic Materials	3,000	125,160
ProShares Ultra Health Care	1,500	102,975
Terex Corporation	1,700	57,120
Toll Brothers	2,000	64,860
United Rentals	1,500	87,435

Total		1,700,083

Non-Country Specific – 1.1%
Direxion Daily Emerging Markets Bull 3X
Shares	4,000	106,440

Total		106,440

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,987,595)		$2,532,312

SCHEDULES OF INVESTMENTS
ROYCE ENTERPRISE SELECT FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 71.5%

Consumer Discretionary – 16.1%
Auto Components - 2.3%
BorgWarner	580	$58,806

Automobiles - 3.3%
Thor Industries [7]	1,445	83,868

Distributors - 1.4%
Genuine Parts	430	34,783

Household Durables - 1.0%
Garmin	550	24,854

Multiline Retail - 1.9%
Dollar Tree [1,7]	850	48,586

Specialty Retail - 4.2%
Advance Auto Parts	440	36,379
Ross Stores	500	36,400
Signet Jewelers	450	32,243

		105,022

Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear	830	38,545
Wolverine World Wide	200	11,646

		50,191

Total		406,110

Energy – 1.8%
Energy Equipment & Services - 1.8%
Helmerich & Payne	100	6,895
SEACOR Holdings	420	37,985

Total		44,880

Financials – 7.6%
Capital Markets - 2.1%
Alaris Royalty	300	10,427
Federated Investors Cl. B	1,600	43,456

		53,883

Diversified Financial Services - 1.0%
Moody’s Corporation	370	26,022

Insurance - 1.6%
Alleghany Corporation [1]	85	34,820
Berkley (W.R.)	120	5,143

		39,963

Real Estate Management & Development - 2.9%
Jones Lang LaSalle	420	36,666
Kennedy-Wilson Holdings	1,900	35,264

		71,930

Total		191,798

Health Care – 5.3%
Biotechnology - 0.9%
Myriad Genetics [1]	1,000	23,500

Health Care Equipment & Supplies - 3.5%
Analogic Corporation	210	17,354
C.R. Bard	80	9,216
DENTSPLY International	1,200	52,092
IDEXX Laboratories [1]	100	9,965

		88,627

Health Care Providers & Services - 0.9%
Schein (Henry) [1]	210	21,777

Total		133,904

Industrials – 19.2%
Aerospace & Defense - 3.8%
Curtiss-Wright	1,500	70,440
Teledyne Technologies [1]	300	25,479

		95,919

Air Freight & Logistics - 1.9%
Expeditors International of Washington	1,100	48,466

Commercial Services & Supplies - 3.2%
Cintas Corporation	500	25,600
Copart [1]	1,100	34,969
UniFirst Corporation	190	19,840

		80,409

Construction & Engineering - 2.7%
Jacobs Engineering Group [1]	810	47,126
KBR	700	22,848

		69,974

Electrical Equipment - 0.7%
EnerSys	300	18,189

Machinery - 3.7%
AGCO Corporation	630	38,065
Donaldson Company	450	17,158
Valmont Industries	270	37,506

		92,729

Professional Services - 3.2%
Huron Consulting Group [1]	600	31,566
ManpowerGroup	450	32,733
Towers Watson & Company Cl. A	150	16,044

		80,343

Total		486,029

Information Technology – 14.1%
Communications Equipment - 2.0%
Plantronics	1,091	50,241

Computers & Peripherals - 1.8%
Western Digital	720	45,648

Electronic Equipment, Instruments & Components - 6.9%
Avnet	800	33,368
AVX Corporation	4,160	54,621
Coherent	530	32,568
FLIR Systems	600	18,840
Methode Electronics	1,200	33,600
Rogers Corporation [1]	50	2,974

		175,971

IT Services - 0.8%
Fiserv [1]	200	20,210

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices	380	17,879
Diodes [1]	600	14,700
Skyworks Solutions [1]	1,200	29,808

		62,387

Software - 0.1%
MICROS Systems [1]	50	2,497

Total		356,954

Materials – 3.8%
Chemicals - 1.9%
Innospec	226	10,545
Minerals Technologies	330	16,292
Sigma-Aldrich Corporation	206	17,572
Westlake Chemical	30	3,140

		47,549

Metals & Mining - 1.2%
Reliance Steel & Aluminum	430	31,506

Paper & Forest Products - 0.7%
Stella-Jones	170	17,082

Total		96,137

Utilities – 1.7%
Gas Utilities - 1.7%
UGI Corporation	1,100	43,043

Total		43,043

Miscellaneous [5] – 1.9%
Total		48,243

TOTAL COMMON STOCKS
(Cost $1,572,280)		1,807,098

FIXED INCOME – 2.0%
Government Bonds – 2.0%
iShares 1-3 Year Treasury Bond ETF	590	49,831

TOTAL FIXED INCOME
(Cost $49,848)		49,831

REPURCHASE AGREEMENT – 27.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $693,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 9/8/14, valued at $709,625)
(Cost $693,000)		693,000

TOTAL INVESTMENTS – 100.9%
(Cost $2,315,128)		2,549,929

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(23,020)

NET ASSETS – 100.0%		$2,526,909

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE

COMMON STOCKS – 99.9%

Consumer Discretionary – 13.2%
Diversified Consumer Services - 1.3%
Apollo Group Cl. A [1]	7,000	$145,670

Hotels, Restaurants & Leisure - 2.1%
Orient-Express Hotels Cl. A [1]	18,000	233,640

Household Durables - 3.1%
Dixie Group [1,7]	7,000	77,980
Hovnanian Enterprises Cl. A [1]	14,000	73,220
M.D.C. Holdings	6,700	201,067

		352,267

Internet & Catalog Retail - 0.5%
Vitacost.com [1]	7,000	59,500

Multiline Retail - 0.5%
J.C. Penney Company [1]	6,300	55,566

Specialty Retail - 2.7%
Penske Automotive Group	2,700	115,371
Zumiez [1]	6,700	184,485

		299,856

Textiles, Apparel & Luxury Goods - 3.0%
Jones Group (The)	10,500	157,605
Quiksilver [1]	25,000	175,750

		333,355

Total		1,479,854

Energy – 8.9%
Energy Equipment & Services - 4.2%
Hercules Offshore [1]	17,500	128,975
Key Energy Services [1]	10,500	76,545
Newpark Resources [1]	3,800	48,108
Patterson-UTI Energy	10,000	213,800

		467,428

Oil, Gas & Consumable Fuels - 4.7%
Goodrich Petroleum [1]	2,900	70,441
Scorpio Tankers	16,000	156,160
Swift Energy [1]	16,700	190,714
Warren Resources [1]	38,000	111,340

		528,655

Total		996,083

Financials – 15.3%
Commercial Banks - 7.8%
First NBC Bank Holding Company [1]	6,000	146,280
FirstMerit Corporation	5,500	119,405
Guaranty Bancorp	7,000	95,830
Independent Bank Group	4,800	172,800
TriState Capital Holdings [1]	14,200	183,038
Trustmark Corporation	6,000	153,600

		870,953

Real Estate Investment Trusts (REITs) - 3.0%
LaSalle Hotel Properties [7]	7,500	213,900
RAIT Financial Trust	17,500	123,900

		337,800

Real Estate Management & Development - 2.0%
Kennedy-Wilson Holdings	12,300	228,288

Thrifts & Mortgage Finance - 2.5%
BofI Holding [1]	1,000	64,860
MGIC Investment [1]	11,000	80,080
Radian Group [7]	9,500	132,335

		277,275

Total		1,714,316

Health Care – 2.2%
Health Care Equipment & Supplies - 2.2%
Accuray [1]	18,000	133,020
OraSure Technologies [1]	19,000	114,190

Total		247,210

Industrials – 17.9%
Aerospace & Defense - 2.1%
Kratos Defense & Security Solutions [1]	28,000	231,840

Air Freight & Logistics - 1.4%
XPO Logistics [1]	7,500	162,525

Building Products - 3.3%
Builders FirstSource [1]	14,500	85,260
NCI Building Systems [1]	7,500	95,550
Quanex Building Products	10,000	188,300

		369,110

Construction & Engineering - 1.0%
Ameresco Cl. A [1,7]	11,000	110,220

Electrical Equipment - 2.2%
II-VI [1]	4,800	90,336
PowerSecure International [1]	9,800	157,290

		247,626

Machinery - 4.4%
Commercial Vehicle Group [1,7]	14,000	111,440
Hardinge	5,500	84,975
Meritor [1]	16,500	129,690
Mueller Water Products Cl. A	21,000	167,790

		493,895

Road & Rail - 1.8%
Arkansas Best [1,7]	4,500	115,515
Swift Transportation Cl. A [1,7]	4,000	80,760

		196,275

Trading Companies & Distributors - 1.7%
Air Lease Cl. A	7,000	193,620

Total		2,005,111

Information Technology – 30.3%
Communications Equipment - 3.9%
Extreme Networks [1]	42,000	219,240
NETGEAR [1,7]	4,000	123,440
Westell Technologies Cl. A [1]	27,500	92,125

		434,805

Computers & Peripherals - 2.8%
Datalink Corporation [1]	11,500	155,480
QLogic Corporation [1]	14,500	158,630

		314,110

Electronic Equipment, Instruments & Components - 2.2%
Audience [1]	10,000	112,400
Newport Corporation [1]	8,000	125,040

		237,440

Semiconductors & Semiconductor Equipment - 21.2%
Alpha & Omega Semiconductor [1]	8,000	67,280
ATMI [1]	6,000	159,120
Exar Corporation [1,7]	14,000	187,740
Fairchild Semiconductor International [1]	11,300	156,957
FormFactor [1]	17,500	120,050
GT Advanced Technologies [1]	8,500	72,335
Inphi Corporation [1,7]	6,000	80,580
Integrated Silicon Solution [1]	17,000	185,130
International Rectifier [1]	5,000	123,850
Intersil Corporation Cl. A	18,000	202,140
Kulicke & Soffa Industries [1]	5,000	57,750
MagnaChip Semiconductor [1]	3,200	68,896
NeoPhotonics Corporation [1]	15,000	110,850
OmniVision Technologies [1]	7,000	107,170
Rubicon Technology [1]	15,000	181,650
Rudolph Technologies [1,7]	15,600	177,840
SunEdison [1]	17,500	139,475
TriQuint Semiconductor [1]	9,000	73,170
Ultratech [1]	3,400	103,020

		2,375,003

Software - 0.2%
Smith Micro Software [1]	26,000	23,400

Total		3,384,758

Materials – 7.2%
Chemicals - 3.2%
Kraton Performance Polymers [1]	9,000	176,310
OM Group [1]	5,300	179,034

		355,344

Metals & Mining - 2.3%
Molycorp [1]	20,000	131,200
US Silica Holdings	5,000	124,500

		255,700

Paper & Forest Products - 1.7%
Louisiana-Pacific Corporation [1]	11,000	193,490

Total		804,534

Miscellaneous [5] – 4.9%
Total		548,940

TOTAL COMMON STOCKS
(Cost $9,617,576)		11,180,806

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $250,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at $255,319)
(Cost $250,000)		250,000

TOTAL INVESTMENTS – 102.1%
(Cost $9,867,576)		11,430,806

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.1)%		(233,359)

NET ASSETS – 100.0%		$11,197,447

SECURITIES SOLD SHORT
COMMON STOCKS – 8.5%
Consumer Discretionary – 6.8%
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings	1,000	$111,220
Life Time Fitness	2,700	138,969
SeaWorld Entertainment	1,500	44,445

		294,634

Household Durables - 0.3%
iRobot Corporation	1,000	37,670

Specialty Retail - 3.9%
Guess?	2,000	59,700
Lumber Liquidators Holdings	1,500	159,975
Sonic Automotive Cl. A	1,500	35,700
Tile Shop Holdings	3,000	88,470
Vitamin Shoppe	2,000	87,500

		431,345

Total		763,649

Consumer Staples – 0.9%
Food & Staples Retailing - 0.9%
Fresh Market	2,000	94,620

Total		94,620

Industrials – 0.2%
Machinery - 0.2%
Greenbrier Companies (The)	1,000	24,730

Total		24,730

Information Technology – 0.6%
Software - 0.6%
Fleetmatics Group	1,800	67,590

Total		67,590

TOTAL SECURITIES SOLD SHORT
(Proceeds $917,724)		$950,589

[1]	Non-income producing.
[2]
At September 30, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	All or a portion of these securities were on loan at September 30, 2013. Total market value of loaned securities as of September 30, 2013, was as follows:

Market Value
Royce Pennsylvania Mutual Fund	$88,825,194
Royce Micro-Cap Fund	29,226,329
Royce Premier Fund	168,320,979
Royce Low-Priced Stock Fund	134,401,721
Royce Total Return Fund	37,455,672
Royce Heritage Fund	778,171
Royce Opportunity Fund	113,910,577
Royce Value Fund	20,272,156
Royce Value Plus Fund	105,580,091
Royce 100 Fund	175,760
Royce Dividend Value Fund	4,211,667
Royce Global Value Fund	3,944,964
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2013 and less than 1% of net assets.
[6]
Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce International Micro-Cap Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At September 30, 2013, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Pennsylvania Mutual Fund	$4,755,871,208	$2,272,507,991	$2,467,953,960	$195,445,969
Royce Micro-Cap Fund	740,210,555	155,354,030	243,301,280	87,947,250
Royce Premier Fund	4,719,785,347	2,568,569,292	2,862,219,637	293,650,345
Royce Low-Priced Stock Fund	1,633,958,690	321,974,762	521,657,724	199,682,962
Royce Total Return Fund	3,659,504,018	1,813,194,738	1,979,721,946	166,527,208
Royce Heritage Fund	250,131,174	69,306,959	74,283,673	4,976,714
Royce Opportunity Fund	2,005,574,096	474,840,426	630,499,779	155,659,353
Royce Special Equity Fund	2,610,526,166	865,580,792	880,493,169	14,912,377
Royce Value Fund	965,326,797	239,980,829	269,967,382	29,986,553
Royce Value Plus Fund	1,143,413,660	342,336,095	386,567,110	44,231,015
Royce 100 Fund	219,092,881	75,314,223	80,670,955	5,356,732
Royce Micro-Cap Discovery Fund	4,861,880	620,202	793,365	173,163
Royce Financial Services Fund	28,538,807	7,454,844	8,589,192	1,134,348
Royce Dividend Value Fund	503,920,430	102,032,316	119,267,469	17,235,153
Royce SMid-Cap Value Fund	9,842,162	1,333,601	2,200,743	867,142
Royce Focus Value Fund	8,725,756	1,924,344	2,104,149	179,805
Royce Partners Fund	2,140,005	486,227	520,189	33,962
Royce Special Equity Multi-Cap Fund	146,120,401	28,790,511	28,963,291	172,780
Royce European Smaller-Companies Fund	20,286,055	2,176,039	3,357,462	1,181,423
Royce Global Value Fund	278,842,119	(20,294,666)	33,183,268	53,477,934
Royce International Smaller-Companies Fund	32,890,173	2,664,745	4,747,100	2,082,355
Royce Global Dividend Value Fund	8,057,711	465,601	1,045,484	579,883
Royce International Micro-Cap Fund	5,103,530	33,210	588,718	555,508
Royce International Premier Fund	6,989,548	720,758	975,649	254,891
Royce Select Fund I	37,129,482	9,948,193	10,417,580	469,387
Royce Select Fund II	4,092,870	589,846	716,552	126,706
Royce Global Select Long/Short Fund	10,549,295	(1,111,885)	1,663,289	2,775,174
Royce Enterprise Select Fund	2,316,044	233,885	240,652	6,767
Royce Opportunity Select Fund	9,006,544	1,473,673	1,653,048	179,375
The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2013. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Pennsylvania Mutual Fund
Common Stocks	$6,612,380,181	$9,487,202	$–	$6,621,867,383
Cash Equivalents	91,072,816	315,439,000	–	406,511,816
Royce Micro-Cap Fund
Common Stocks	782,561,111	–	402,257	782,963,368
Cash Equivalents	31,017,217	81,584,000	–	112,601,217
Royce Premier Fund
Common Stocks	6,874,844,029	–	–	6,874,844,029
Cash Equivalents	178,129,610	235,381,000	–	413,510,610
Royce Low-Priced Stock Fund
Common Stocks	1,797,685,045	–	–	1,797,685,045
Cash Equivalents	141,566,407	16,682,000	–	158,248,407
Royce Total Return Fund
Common Stocks	4,942,947,519	12,700,678	–	4,955,648,197
Corporate Bonds	3,896,820	–	–	3,896,820
Cash Equivalents	38,024,739	475,129,000	–	513,153,739
Royce Heritage Fund
Common Stocks	269,486,610	–	–	269,486,610
Cash Equivalents	857,523	49,094,000	–	49,951,523
Royce Opportunity Fund
Common Stocks	2,195,020,758	237,008	–	2,195,257,766
Preferred Stocks	1,967,355	–	–	1,967,355
Cash Equivalents	118,474,401	164,715,000	–	283,189,401
Royce Special Equity Fund
Common Stocks	2,999,743,827	11,567,131	–	3,011,310,958
Cash Equivalents	–	464,796,000	–	464,796,000
Royce Value Fund
Common Stocks	1,132,453,544	–	–	1,132,453,544
Cash Equivalents	20,603,082	52,251,000	–	72,854,082
Royce Value Plus Fund
Common Stocks	1,339,196,423	–	–	1,339,196,423
Cash Equivalents	109,008,332	37,545,000	–	146,553,332
Royce 100 Fund
Common Stocks	257,801,104	–	–	257,801,104
Cash Equivalents	182,000	36,424,000	–	36,606,000
Royce Micro-Cap Discovery Fund
Common Stocks	5,140,082	–	–	5,140,082
Cash Equivalents	–	342,000	–	342,000
Royce Financial Services Fund
Common Stocks	29,257,440	78,211	–	29,335,651
Cash Equivalents	–	6,658,000	–	6,658,000
Royce Dividend Value Fund
Common Stocks	536,276,248	–	–	536,276,248
Cash Equivalents	4,274,498	65,402,000	–	69,676,498
Royce SMid-Cap Value Fund
Common Stocks	10,299,763	–	–	10,299,763
Cash Equivalents	–	876,000	–	876,000
Royce Focus Value Fund
Common Stocks	10,518,378	–	–	10,518,378
Fixed Income	131,722	–	–	131,722
Royce Partners Fund
Common Stocks	2,235,232	–	–	2,235,232
Cash Equivalents	–	391,000	–	391,000
Royce Special Equity Multi-Cap Fund
Common Stocks	162,721,912	–	–	162,721,912
Cash Equivalents	–	12,189,000	–	12,189,000
Royce European Smaller-Companies Fund
Common Stocks	20,749,094	–	–	20,749,094
Cash Equivalents	–	1,713,000	–	1,713,000
Royce Global Value Fund
Common Stocks	251,256,389	–	–	251,256,389
Cash Equivalents	4,443,064	2,848,000	–	7,291,064
Royce International Smaller-Companies Fund
Common Stocks	34,828,918	–	–	34,828,918
Cash Equivalents	–	726,000	–	726,000
Royce Global Dividend Value Fund
Common Stocks	8,249,312	–	–	8,249,312
Cash Equivalents	–	274,000	–	274,000
Royce International Micro-Cap Fund
Common Stocks	4,677,211	–	529	4,677,740
Cash Equivalents	–	459,000	–	459,000
Royce International Premier Fund
Common Stocks	7,481,306	–	–	7,481,306
Cash Equivalents	–	229,000	–	229,000
Royce Select Fund I
Common Stocks	43,463,675	–	–	43,463,675
Cash Equivalents	–	3,614,000	–	3,614,000
Royce Select Fund II
Common Stocks	4,870,085	–	–	4,870,085
Cash Equivalents	–	118,000	–	118,000
Royce Global Select Long/Short Fund
Common Stocks	11,969,722	–	–	11,969,722
Royce Enterprise Select Fund
Common Stocks	1,807,098	–	–	1,807,098
Fixed Income	49,831	–	–	49,831
Cash Equivalents	–	693,000	–	693,000
Royce Opportunity Select Fund
Common Stocks	11,180,806	–	–	11,180,806
Cash Equivalents	–	250,000	–	250,000

Short positions:
	Level 1	Level 2	Level 3	Total
Royce Select Fund II
Common Stocks	$(246,849)	$–	$–	$(246,849)
Fixed Income	(58,520)	–	–	(58,520)
Royce Global Select Long/Short Fund
Common Stocks	(2,532,312)	–	–	(2,532,312)
Royce Opportunity Select Fund
Common Stocks	(950,589)	–	–	(950,589)

For the nine months ended September 30, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Funds recognize transfers between levels as of the end of the reporting period. At September 30, 2013, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers from	Transfers from
	Level 1	Level 2
	to Level 2	to Level 1
Royce Pennsylvania Mutual Fund	$–	$2,913,936
Royce Micro-Cap Fund	–	53,809,498
Royce Premier Fund	–	144,912,712
Royce Low-Priced Stock Fund	–	210,362,100
Royce Total Return Fund	–	62,562,154
Royce Heritage Fund	–	29,523,744
Royce Opportunity Fund	237,008	–
Royce Value Plus Fund	–	36,898,577
Royce Financial Services Fund	–	4,942,075
Royce Dividend Value Fund	–	47,409,335
Royce SMid-Cap Value Fund	–	1,059,658
	Transfers from	Transfers from
	Level 1	Level 2
	to Level 2	to Level 1
Royce Focus Value Fund	$–	$249,557
Royce Partners Fund	–	270,338
Royce European Smaller-Companies Fund	–	14,775,841
Royce Global Value Fund	–	135,393,026
Royce International Smaller-Companies Fund	–	26,178,126
Royce Global Dividend Value Fund	–	4,609,959
Royce International Micro-Cap Fund	–	3,363,171
Royce International Premier Fund	–	5,319,155
Royce Select Fund II	–	871,479
Royce Global Select Long/Short Fund	–	9,022,663

Level 3 Reconciliation:
		Realized and
	Balance as of	Unrealized	Balance as of
	12/31/12	Gain (Loss)	9/30/13
Royce Micro-Cap Fund
Common Stocks	$403,638	$(1,381)	$402,257
Royce International Micro-Cap Fund
Common Stocks	2,184	(1,655)	529

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An "Affiliated Company," as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2013:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/12	12/31/12	Purchases	Sales	(Loss)	Income	9/30/13	9/30/13
Royce Pennsylvania Mutual Fund
America’s Car-Mart	556,600	$22,553,432	$–	$2,481,073	$(68,894)	$–	500,900	$22,595,599
CRA International [1]	592,143	11,706,667	–	5,011,079	(3,142,712)	–
DTS [1]	1,167,789	19,502,076	385,821	7,064,691	(1,157,620)	–
Ethan Allen Interiors [1]	1,573,910	40,465,226	–	16,272,852	(1,963,477)	278,804
Fabrinet	1,326,911	17,435,611	6,269,677	486,689	(42,558)	–	1,747,113	29,421,383
Hi-Tech Pharmacal [1]	997,731	34,900,630	6,132,222	27,220,575	22,809,306	–
Key Tronic			7,502,675	–	–	–	697,735	7,179,693
Maidenform Brands [1]	988,207	19,260,154	3,802,112	27,882,908	64,237	–
Pervasive Software [1]	1,461,500	13,021,965	–	6,076,523	7,369,277	–
Preformed Line Products	311,088	18,484,849	–	–	–	124,435	311,088	22,376,560
Seabridge Gold [1]	446,200	8,018,214	22,409,094	12,016,269	(4,538,646)	–
Shoe Carnival	1,227,698	25,155,532	–	3,452,918	1,190,905	147,324	1,053,098	28,444,177
Stanley Furniture	912,235	4,105,058	361,594	–	–	–	1,002,235	3,718,292
U.S. Physical Therapy	656,893	18,090,833	1,779,212	1,188,390	310,083	206,385	674,362	20,959,171
Weyco Group	590,500	13,794,080	–	–	–	212,580	590,500	16,722,960
Winnebago Industries [1]	1,504,450	25,771,229	–	10,169,683	(2,301,019)	–
		292,265,556			18,528,882	969,528		151,417,835
Royce Micro-Cap Fund
AXT	1,808,161	5,080,932	–	563,782	(364,982)	–	1,738,161	4,067,297
Graham Corporation [1]	601,249	11,724,355	–	4,682,983	2,996,863	38,827
Key Technology	421,814	4,403,738	–	308,389	(76,369)	–	403,814	5,608,977
Lincoln Educational Services	1,520,827	8,501,423	195,692	546,992	(188,792)	319,168	1,499,847	6,914,295
Novatel Wireless [1]	2,142,033	2,870,325	–	6,741,889	(3,861,821)	–
PDI [1]	982,694	7,468,475	–	4,617,409	(2,267,695)	–
Truett-Hurst Cl. A			1,148,176	–	–	–	191,900	1,053,531
World Energy Solutions	733,900	3,192,465	–	777,756	(491,456)	–	663,900	2,190,870
		43,241,713			(4,254,252)	357,995		19,834,970
Royce Premier Fund
Acacia Research			72,290,054	–	–	303,249	3,062,589	70,623,302
ADTRAN [1]	3,245,434	63,415,780	–	13,103,137	(1,286,025)	851,427
Benchmark Electronics	2,843,900	47,265,618	–	–	–	–	2,843,900	65,096,871
Cabot Microelectronics	2,086,191	74,080,642	–	6,767,934	633,378	–	1,886,191	72,656,077
Cal-Maine Foods	1,721,686	69,246,211	–	–	–	1,070,889	1,721,686	82,813,096
Cirrus Logic			76,313,059	–	–	–	3,970,181	90,043,705
Cognex Corporation	3,052,717	112,401,040	–	23,340,107	10,450,683	–	4,577,114	143,538,295
Fair Isaac	1,832,600	77,024,178	–	–	–	109,956	1,832,600	101,306,128
Fairchild Semiconductor International	6,508,112	93,716,813	5,676,910	1,571,115	(185,290)	–	6,833,112	94,911,926
Globe Specialty Metals	3,632,763	49,950,491	24,060,121	–	–	886,310	5,482,472	84,484,894
Lincoln Electric Holdings [1]	5,074,994	247,050,708	–	23,846,644	59,678,093	2,592,330
MKS Instruments	2,971,910	76,615,840	–	–	–	1,426,517	2,971,910	79,023,087
Myriad Genetics	5,114,765	139,377,346	31,854,198	–	–	–	6,284,665	147,689,628
Nu Skin Enterprises Cl. A [1]	3,816,994	141,419,628	–	26,987,085	69,185,086	3,233,905
Pan American Silver	5,188,544	97,181,429	37,266,105	773,000	(88,462)	2,287,216	8,194,097	86,447,723
Sanderson Farms	1,880,191	89,403,082	1,624,956	26,231,623	14,035,026	1,144,493	1,329,008	86,704,482
Schnitzer Steel Industries Cl. A	2,108,038	63,936,793	–	–	–	1,185,771	2,108,038	58,055,367
Seabridge Gold [1]	3,342,400	60,062,928	–	82,761,348	(49,170,228)	–
Semperit AG Holding	1,894,996	78,103,926	–	–	–	1,487,818	1,894,996	87,163,971
Silver Standard Resources	4,115,069	61,273,377	–	–	–	–	4,115,069	25,307,674
Simpson Manufacturing	3,387,886	111,088,782	–	9,729,337	641,667	423,486	3,063,886	99,790,767
Strayer Education	1,068,485	60,016,803	–	–	–	–	1,068,485	44,363,497
Thor Industries	4,166,757	155,961,714	2,064,815	–	–	1,509,033	4,216,757	244,740,576
Trican Well Service	8,027,100	105,876,702	701,110	–	–	982,803	8,077,100	109,858,911
Unit Corporation	2,896,073	130,468,089	–	–	–	–	2,896,073	134,638,434
Veeco Instruments [1]	2,708,912	79,967,082	–	45,218,565	(13,193,536)	–
Woodward	3,906,024	148,936,695	–	2,360,425	1,461,719	913,446	3,806,024	155,399,960
		2,433,841,697			92,162,111	20,408,649		2,164,658,371
Royce Low-Priced Stock Fund
Gladstone Land			7,514,356	–	–	400,900	501,200	7,593,180
Globe Specialty Metals [1]	4,026,606	55,365,832	–	34,671,241	(11,327,326)	641,557
Houston Wire & Cable [1]	1,591,200	19,524,024	–	29,133,637	(7,254,989)	266,840
KVH Industries [1]	777,804	10,873,700	–	1,561,948	55,572	–
PC-Tel [1]	995,592	7,168,262	–	6,813,850	1,002,458	57,317
Pretium Resources [1]	4,335,000	57,265,350	9,295,772	12,181,073	5,430,851	–
Seabridge Gold	1,111,783	19,978,741	21,155,180	19,857,200	(6,889,983)		2,326,592	24,336,152
Sigma Designs [1]	1,720,358	8,859,844	–	25,559,680	(17,092,008)	–
Tesco Corporation [1]	2,682,105	30,549,176	–	13,334,444	1,288,457	–
Total Energy Services [1]	1,866,700	28,130,926	–	4,793,751	1,499,795	193,774
TrueBlue [1]	3,262,691	51,387,383	–	45,813,680	17,344,665	–
Universal Technical Institute	1,655,679	16,623,017	–	–	–	496,704	1,655,679	20,083,387
WaterFurnace Renewable Energy	970,500	14,088,690	–	–	–	610,445	970,500	20,492,573
		319,814,945			(15,942,508)	2,667,537		72,505,292
Royce Total Return Fund
Barry (R.G.)	1,048,496	14,857,188	–	–	–	188,729	1,048,496	19,827,059
Chase Corporation	773,974	14,395,916	–	–	–	–	773,974	22,739,356
Houston Wire & Cable	59,164	725,942	16,082,811	–	–	143,104	1,193,373	16,074,734
Mueller (Paul) Company	116,700	2,520,720	–	–	–	–	116,700	3,156,735
Peapack-Gladstone Financial	475,350	6,692,928	–	–	–	71,303	475,350	8,817,742
Starrett (L.S.) Company (The) Cl. A	529,400	5,135,180	–	–	–	158,820	529,400	5,823,400
Village Super Market Cl. A	726,483	23,872,231	182,577	–	–	548,699	732,024	27,831,552
		68,200,105			–	1,110,655		104,270,578
Royce Opportunity Fund
BTU International	686,756	1,366,644	111,959	–	–	–	723,141	2,162,192
ClearOne [1]	556,620	2,248,745	47,989	745,681	829,407	–
Comstock Holding Companies Cl. A [1]	1,285,590	1,491,285	–	534,942	683,117	–
CTPartners Executive Search	338,890	1,558,894	333,560	–	–	–	410,937	1,808,123
dELiA*s [1]	1,602,615	1,875,059	85,025	23,680	(8,889)	–
Dixie Group	829,519	2,745,708	39,478	218,011	(58,083)	–	820,519	9,140,582
Hardinge	569,291	5,658,753	690,451	–	–	36,097	622,791	9,622,121
Interphase Corporation	298,743	773,744	282,859	–	–	–	374,001	1,694,224
Kid Brands	953,809	1,478,404	316,354	–	–	–	1,167,959	1,716,900
MarineMax [1]	1,357,850	12,139,179	498,370	8,400,686	(54,151)	–
Pericom Semiconductor	1,240,848	9,964,009	985,597	–	–	–	1,380,517	10,768,033
Planar Systems	1,554,792	2,223,352	144,344	19,919	(2,684)	–	1,620,599	2,917,078
SigmaTron International	344,172	1,400,780	46,224	–	–	–	354,872	1,919,858
Spire Corporation	448,074	224,485	84,014	–	–	–	592,520	237,008
TRC Companies	1,683,765	9,799,512	113,581	–	–	–	1,702,926	12,601,652
		54,948,553			1,388,717	36,097		54,587,771
Royce Special Equity Fund
Ampco-Pittsburgh	987,000	19,720,260	–	7,782,420	(3,197,043)	532,980	729,147	13,066,314
Applied Industrial Technologies [1]	2,430,400	102,101,104	1,382,963	48,283,653	13,558,409	1,360,826
Arden Group Cl. A	232,001	20,873,130	1,684,523	214,055	78,432	183,544	246,782	32,081,660
Atrion Corporation	165,000	32,340,000	4,153,108	1,723,658	317,120	318,460	178,500	46,192,230
AVX Corporation	5,931,800	63,944,804	34,279,541	–	–	1,812,656	8,747,943	114,860,492
Bowl America Cl. A	342,575	4,282,187	–	–	–	113,050	342,575	4,607,634
Children’s Place Retail Stores	1,318,056	58,376,700	33,013,149	–	–	–	1,974,200	114,227,212
Clearwater Paper [1]	1,956,000	76,596,960	–	44,235,405	22,980,199	–
CSS Industries	974,100	21,323,049	–	–	–	438,345	974,100	23,388,141
Dorman Products [1]	2,306,679	81,518,036	–	9,768,925	70,817,037	–
EnerSys	2,284,700	85,973,261	21,961,745	–	–	664,380	2,744,000	166,368,720
Finish Line (The) Cl. A	4,462,000	84,465,660	9,064,180	–	–	1,041,369	4,958,900	123,327,843
Foster (L.B.) Company	928,875	40,350,330	3,097,427	–	–	89,640	1,000,000	45,740,000
Frisch’s Restaurants	505,100	9,344,350	–	–	–	252,550	505,100	12,188,063
Hawkins	911,020	35,201,813	4,491,353	–	–	718,713	1,027,510	38,778,227
Hurco Companies	435,179	10,009,117	969,813	–	–	47,081	471,398	12,190,353
Littelfuse [1]	1,375,583	84,887,227	–	17,942,438	3,128,496	714,503
Minerals Technologies	2,851,200	113,819,904	16,460,275	–	–	462,985	3,251,600	160,531,492
National Presto Industries	656,500	45,364,150	–	–	–	–	656,500	46,224,165
Park Electrochemical	2,011,012	51,743,338	–	–	–	5,630,834	2,011,012	57,615,494
Plantronics	2,077,278	76,589,240	7,364,108	–	–	647,327	2,245,829	103,420,425
Scholastic Corporation	2,400,207	70,950,119	13,716,809	172,539	348	1,002,336	2,877,011	82,426,365
Schulman (A.)	1,472,577	42,601,652	12,482,116	9,000,625	3,357,216	507,363	1,537,215	45,286,354
Schweitzer-Mauduit International			102,087,487	–	–	1,299,678	2,346,978	142,062,578
Standard Motor Products			66,374,761	1,990,219	225,889	315,038	2,234,946	71,875,863
Standex International [1]	831,990	42,672,767	–	8,186,302	6,664,484	163,883
Stepan Company [1]	1,252,900	69,586,066	–	15,542,189	8,668,623	499,457
UniFirst Corporation	1,469,012	107,707,960	3,291,135	3,732,750	1,335,435	160,735	1,444,900	150,876,458
		1,452,343,184			127,934,645	18,977,733		1,607,336,083
Royce Value Plus Fund
Cerus Corporation [1]	2,884,500	9,115,020	–	1,982,035	(735,590)	–
Cosi [1]	6,833,770	5,316,673	–	338,004	(70,150)	–
Immersion Corporation [1]	1,578,109	10,841,609	–	2,763,885	1,891,861	–
NumereX Corporation Cl. A	302,701	3,977,491	9,814,211	967,247	(189,700)	–	1,098,100	12,024,195
UCP Cl. A [1]			8,523,159	–	–	–
		29,250,793			896,421	–		12,024,195
1Not an Affiliated Company at September 30, 2013.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 19, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 19, 2013